UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended April 30, 2026:
  John Hancock Balanced Fund
  John Hancock Disciplined Value International Fund
  John Hancock Diversified Macro Fund
  John Hancock Emerging Markets Equity Fund

John Hancock Balanced Fund
Class A/SVBAX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class A/SVBAX)	$52	1.01%
Fund Statistics
Fund net assets	$6,613,213,996
Total number of portfolio holdings	1,127
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	60.1%
Corporate bonds	15.9%
U.S. Government Agency	12.3%
U.S. Government	5.2%
Asset-backed securities	2.2%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Foreign government obligations	0.1%
Preferred securities	0.1%
Short-term investments and other	1.7%

Sector Composition
Information technology	19.3%
U.S. Government Agency	12.3%
Financials	10.4%
Consumer discretionary	8.3%
Industrials	7.6%
Health care	7.4%
Communication services	6.5%
Energy	5.9%
U.S. Government	5.2%
Consumer staples	4.0%
Other	13.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469404

36SA-A

4/26

6/26

John Hancock Balanced Fund

John Hancock Balanced Fund
Class C/SVBCX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class C/SVBCX)	$88	1.71%
Fund Statistics
Fund net assets	$6,613,213,996
Total number of portfolio holdings	1,127
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	60.1%
Corporate bonds	15.9%
U.S. Government Agency	12.3%
U.S. Government	5.2%
Asset-backed securities	2.2%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Foreign government obligations	0.1%
Preferred securities	0.1%
Short-term investments and other	1.7%

Sector Composition
Information technology	19.3%
U.S. Government Agency	12.3%
Financials	10.4%
Consumer discretionary	8.3%
Industrials	7.6%
Health care	7.4%
Communication services	6.5%
Energy	5.9%
U.S. Government	5.2%
Consumer staples	4.0%
Other	13.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469404

36SA-C

4/26

6/26

John Hancock Balanced Fund

John Hancock Balanced Fund
Class I/SVBIX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class I/SVBIX)	$37	0.71%
Fund Statistics
Fund net assets	$6,613,213,996
Total number of portfolio holdings	1,127
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	60.1%
Corporate bonds	15.9%
U.S. Government Agency	12.3%
U.S. Government	5.2%
Asset-backed securities	2.2%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Foreign government obligations	0.1%
Preferred securities	0.1%
Short-term investments and other	1.7%

Sector Composition
Information technology	19.3%
U.S. Government Agency	12.3%
Financials	10.4%
Consumer discretionary	8.3%
Industrials	7.6%
Health care	7.4%
Communication services	6.5%
Energy	5.9%
U.S. Government	5.2%
Consumer staples	4.0%
Other	13.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469404

36SA-I

4/26

6/26

John Hancock Balanced Fund

John Hancock Balanced Fund
Class R2/JBATX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R2/JBATX)	$57	1.10%
Fund Statistics
Fund net assets	$6,613,213,996
Total number of portfolio holdings	1,127
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	60.1%
Corporate bonds	15.9%
U.S. Government Agency	12.3%
U.S. Government	5.2%
Asset-backed securities	2.2%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Foreign government obligations	0.1%
Preferred securities	0.1%
Short-term investments and other	1.7%

Sector Composition
Information technology	19.3%
U.S. Government Agency	12.3%
Financials	10.4%
Consumer discretionary	8.3%
Industrials	7.6%
Health care	7.4%
Communication services	6.5%
Energy	5.9%
U.S. Government	5.2%
Consumer staples	4.0%
Other	13.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469404

36SA-R2

4/26

6/26

John Hancock Balanced Fund

John Hancock Balanced Fund
Class R4/JBAFX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R4/JBAFX)	$44	0.86%
Fund Statistics
Fund net assets	$6,613,213,996
Total number of portfolio holdings	1,127
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	60.1%
Corporate bonds	15.9%
U.S. Government Agency	12.3%
U.S. Government	5.2%
Asset-backed securities	2.2%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Foreign government obligations	0.1%
Preferred securities	0.1%
Short-term investments and other	1.7%

Sector Composition
Information technology	19.3%
U.S. Government Agency	12.3%
Financials	10.4%
Consumer discretionary	8.3%
Industrials	7.6%
Health care	7.4%
Communication services	6.5%
Energy	5.9%
U.S. Government	5.2%
Consumer staples	4.0%
Other	13.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469404
36SA-R4
4/26
6/26
John Hancock Balanced Fund

John Hancock Balanced Fund
Class R5/JBAVX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R5/JBAVX)	$34	0.66%
Fund Statistics
Fund net assets	$6,613,213,996
Total number of portfolio holdings	1,127
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	60.1%
Corporate bonds	15.9%
U.S. Government Agency	12.3%
U.S. Government	5.2%
Asset-backed securities	2.2%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Foreign government obligations	0.1%
Preferred securities	0.1%
Short-term investments and other	1.7%

Sector Composition
Information technology	19.3%
U.S. Government Agency	12.3%
Financials	10.4%
Consumer discretionary	8.3%
Industrials	7.6%
Health care	7.4%
Communication services	6.5%
Energy	5.9%
U.S. Government	5.2%
Consumer staples	4.0%
Other	13.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469404
36SA-R5
4/26
6/26
John Hancock Balanced Fund

John Hancock Balanced Fund
Class R6/JBAWX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R6/JBAWX)	$32	0.61%
Fund Statistics
Fund net assets	$6,613,213,996
Total number of portfolio holdings	1,127
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	60.1%
Corporate bonds	15.9%
U.S. Government Agency	12.3%
U.S. Government	5.2%
Asset-backed securities	2.2%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Foreign government obligations	0.1%
Preferred securities	0.1%
Short-term investments and other	1.7%

Sector Composition
Information technology	19.3%
U.S. Government Agency	12.3%
Financials	10.4%
Consumer discretionary	8.3%
Industrials	7.6%
Health care	7.4%
Communication services	6.5%
Energy	5.9%
U.S. Government	5.2%
Consumer staples	4.0%
Other	13.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469404
36SA-R6
4/26
6/26
John Hancock Balanced Fund

John Hancock Disciplined Value International Fund
Class A/JDIBX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class A/JDIBX)	$57	1.08%
Fund Statistics
Fund net assets	$6,651,605,514
Total number of portfolio holdings	91
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

Sector Composition
Financials	22.4%
Industrials	15.5%
Health care	13.3%
Materials	10.0%
Information technology	7.6%
Energy	7.4%
Consumer discretionary	7.0%
Communication services	6.1%
Consumer staples	5.0%
Utilities	1.6%
Short-term investments and other	4.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469377
455SA-A
4/26
6/26
John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class C/JDICX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class C/JDICX)	$96	1.83%
Fund Statistics
Fund net assets	$6,651,605,514
Total number of portfolio holdings	91
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

Sector Composition
Financials	22.4%
Industrials	15.5%
Health care	13.3%
Materials	10.0%
Information technology	7.6%
Energy	7.4%
Consumer discretionary	7.0%
Communication services	6.1%
Consumer staples	5.0%
Utilities	1.6%
Short-term investments and other	4.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469377

455SA-C

4/26

6/26

John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class I/JDVIX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class I/JDVIX)	$44	0.83%
Fund Statistics
Fund net assets	$6,651,605,514
Total number of portfolio holdings	91
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

Sector Composition
Financials	22.4%
Industrials	15.5%
Health care	13.3%
Materials	10.0%
Information technology	7.6%
Energy	7.4%
Consumer discretionary	7.0%
Communication services	6.1%
Consumer staples	5.0%
Utilities	1.6%
Short-term investments and other	4.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469377

455SA-I

4/26

6/26

John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class NAV/JDIVX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class NAV/JDIVX)	$38	0.72%
Fund Statistics
Fund net assets	$6,651,605,514
Total number of portfolio holdings	91
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

Sector Composition
Financials	22.4%
Industrials	15.5%
Health care	13.3%
Materials	10.0%
Information technology	7.6%
Energy	7.4%
Consumer discretionary	7.0%
Communication services	6.1%
Consumer staples	5.0%
Utilities	1.6%
Short-term investments and other	4.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469377

455SA-NAV

4/26

6/26

John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class R2/JDISX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R2/JDISX)	$64	1.22%
Fund Statistics
Fund net assets	$6,651,605,514
Total number of portfolio holdings	91
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

Sector Composition
Financials	22.4%
Industrials	15.5%
Health care	13.3%
Materials	10.0%
Information technology	7.6%
Energy	7.4%
Consumer discretionary	7.0%
Communication services	6.1%
Consumer staples	5.0%
Utilities	1.6%
Short-term investments and other	4.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469377

455SA-R2

4/26

6/26

John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class R4/JDITX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R4/JDITX)	$51	0.96%
Fund Statistics
Fund net assets	$6,651,605,514
Total number of portfolio holdings	91
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

Sector Composition
Financials	22.4%
Industrials	15.5%
Health care	13.3%
Materials	10.0%
Information technology	7.6%
Energy	7.4%
Consumer discretionary	7.0%
Communication services	6.1%
Consumer staples	5.0%
Utilities	1.6%
Short-term investments and other	4.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469377
455SA-R4
4/26
6/26
John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class R6/JDIUX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R6/JDIUX)	$38	0.72%
Fund Statistics
Fund net assets	$6,651,605,514
Total number of portfolio holdings	91
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

Sector Composition
Financials	22.4%
Industrials	15.5%
Health care	13.3%
Materials	10.0%
Information technology	7.6%
Energy	7.4%
Consumer discretionary	7.0%
Communication services	6.1%
Consumer staples	5.0%
Utilities	1.6%
Short-term investments and other	4.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469377
455SA-R6
4/26
6/26
John Hancock Disciplined Value International Fund

John Hancock Diversified Macro Fund
Class A/JDJAX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class A/JDJAX)	$83	1.63%
Fund Statistics
Fund net assets	$915,672,175
Total number of portfolio holdings	104
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Equity	43.0%
Energy	10.6%
Precious Metals	4.6%
Base Metals	1.3%
Currency	-0.1%
Ags/Softs	-0.6%
Long Term/Intermediate Rates	-10.5%
Short Term Rates	-186.6%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469391

473SA-A

4/26

6/26

John Hancock Diversified Macro Fund

John Hancock Diversified Macro Fund
Class C/JDJCX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class C/JDJCX)	$121	2.38%
Fund Statistics
Fund net assets	$915,672,175
Total number of portfolio holdings	104
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Equity	43.0%
Energy	10.6%
Precious Metals	4.6%
Base Metals	1.3%
Currency	-0.1%
Ags/Softs	-0.6%
Long Term/Intermediate Rates	-10.5%
Short Term Rates	-186.6%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469391

473SA-C

4/26

6/26

John Hancock Diversified Macro Fund

John Hancock Diversified Macro Fund
Class I/JDJIX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class I/JDJIX)	$70	1.38%
Fund Statistics
Fund net assets	$915,672,175
Total number of portfolio holdings	104
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Equity	43.0%
Energy	10.6%
Precious Metals	4.6%
Base Metals	1.3%
Currency	-0.1%
Ags/Softs	-0.6%
Long Term/Intermediate Rates	-10.5%
Short Term Rates	-186.6%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469391

473SA-I

4/26

6/26

John Hancock Diversified Macro Fund

John Hancock Diversified Macro Fund
Class NAV
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class NAV)	$65	1.27%
Fund Statistics
Fund net assets	$915,672,175
Total number of portfolio holdings	104
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Equity	43.0%
Energy	10.6%
Precious Metals	4.6%
Base Metals	1.3%
Currency	-0.1%
Ags/Softs	-0.6%
Long Term/Intermediate Rates	-10.5%
Short Term Rates	-186.6%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469391

473SA-NAV

4/26

6/26

John Hancock Diversified Macro Fund

John Hancock Diversified Macro Fund
Class R6/JDJRX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class R6/JDJRX)	$65	1.28%
Fund Statistics
Fund net assets	$915,672,175
Total number of portfolio holdings	104
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Equity	43.0%
Energy	10.6%
Precious Metals	4.6%
Base Metals	1.3%
Currency	-0.1%
Ags/Softs	-0.6%
Long Term/Intermediate Rates	-10.5%
Short Term Rates	-186.6%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469391

473SA-R6

4/26

6/26

John Hancock Diversified Macro Fund

John Hancock Emerging Markets Equity Fund
Class A/JEMQX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class A/JEMQX)	$70	1.31%
Fund Statistics
Fund net assets	$1,471,759,057
Total number of portfolio holdings	56
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

Sector Composition
Information technology	43.4%
Financials	16.0%
Industrials	13.3%
Consumer discretionary	9.5%
Consumer staples	5.4%
Communication services	5.3%
Health care	2.3%
Materials	1.8%
Short-term investments and other	3.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469364

456SA-A

4/26

6/26

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class C/JEMZX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class C/JEMZX)	$107	2.01%
Fund Statistics
Fund net assets	$1,471,759,057
Total number of portfolio holdings	56
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

Sector Composition
Information technology	43.4%
Financials	16.0%
Industrials	13.3%
Consumer discretionary	9.5%
Consumer staples	5.4%
Communication services	5.3%
Health care	2.3%
Materials	1.8%
Short-term investments and other	3.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469364

456SA-C

4/26

6/26

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class I/JEMMX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class I/JEMMX)	$54	1.01%
Fund Statistics
Fund net assets	$1,471,759,057
Total number of portfolio holdings	56
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

Sector Composition
Information technology	43.4%
Financials	16.0%
Industrials	13.3%
Consumer discretionary	9.5%
Consumer staples	5.4%
Communication services	5.3%
Health care	2.3%
Materials	1.8%
Short-term investments and other	3.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469364

456SA-I

4/26

6/26

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class NAV
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class NAV)	$48	0.90%
Fund Statistics
Fund net assets	$1,471,759,057
Total number of portfolio holdings	56
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

Sector Composition
Information technology	43.4%
Financials	16.0%
Industrials	13.3%
Consumer discretionary	9.5%
Consumer staples	5.4%
Communication services	5.3%
Health care	2.3%
Materials	1.8%
Short-term investments and other	3.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469364
456SA-NAV
4/26
6/26
John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class R2/JEMKX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R2/JEMKX)	$74	1.40%
Fund Statistics
Fund net assets	$1,471,759,057
Total number of portfolio holdings	56
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

Sector Composition
Information technology	43.4%
Financials	16.0%
Industrials	13.3%
Consumer discretionary	9.5%
Consumer staples	5.4%
Communication services	5.3%
Health care	2.3%
Materials	1.8%
Short-term investments and other	3.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5469364
456SA-R2
4/26
6/26
John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class R4/JEMNX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R4/JEMNX)	$61	1.15%
Fund Statistics
Fund net assets	$1,471,759,057
Total number of portfolio holdings	56
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

Sector Composition
Information technology	43.4%
Financials	16.0%
Industrials	13.3%
Consumer discretionary	9.5%
Consumer staples	5.4%
Communication services	5.3%
Health care	2.3%
Materials	1.8%
Short-term investments and other	3.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469364

456SA-R4

4/26

6/26

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class R6/JEMGX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R6/JEMGX)	$48	0.90%
Fund Statistics
Fund net assets	$1,471,759,057
Total number of portfolio holdings	56
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

Sector Composition
Information technology	43.4%
Financials	16.0%
Industrials	13.3%
Consumer discretionary	9.5%
Consumer staples	5.4%
Communication services	5.3%
Health care	2.3%
Materials	1.8%
Short-term investments and other	3.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5469364

456SA-R6

4/26

6/26

John Hancock Emerging Markets Equity Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended April 30, 2026 for the following funds:

  John Hancock Balanced Fund

  John Hancock Disciplined Value International Fund

  John Hancock Diversified Macro Fund

  John Hancock Emerging Markets Equity Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Balanced Fund
Asset allocation
April 30, 2026

John Hancock
Balanced Fund

2	Fund’s investments
40	Financial statements
44	Financial highlights
51	Notes to financial statements
62	Shareholder meeting
1	JOHN HANCOCK BALANCED FUND |

Fund’s investments
AS OF 4-30-26 (unaudited)
	Shares	Value
Common stocks 60.1%		$3,975,573,437
(Cost $2,185,375,956)
Communication services 5.2%		343,109,292
Interactive media and services 4.6%
Alphabet, Inc., Class A	786,834	302,773,732
Wireless telecommunication services 0.6%
T-Mobile US, Inc.	206,320	40,335,560
Consumer discretionary 7.0%		462,901,829
Broadline retail 4.0%
Amazon.com, Inc. (A)	989,314	262,227,569
Hotels, restaurants and leisure 0.5%
Viking Holdings, Ltd. (A)	378,456	30,999,331
Household durables 0.4%
SharkNinja, Inc. (A)	257,903	29,795,534
Specialty retail 2.1%
Burlington Stores, Inc. (A)	218,730	69,995,787
Chewy, Inc., Class A (A)	932,626	23,707,353
Lowe’s Companies, Inc.	193,376	46,176,255
Consumer staples 3.6%		241,612,545
Consumer staples distribution and retail 3.6%
Costco Wholesale Corp.	125,631	127,456,418
Walmart, Inc.	865,278	114,156,127
Energy 3.9%		254,917,720
Oil, gas and consumable fuels 3.9%
Altera Infrastructure LP (A)(B)	5,524	223,391
ConocoPhillips	402,478	50,623,683
EQT Corp.	1,415,049	85,016,144
Suncor Energy, Inc.	775,603	53,097,781
Valero Energy Corp.	261,132	65,956,721
Financials 5.3%		352,252,846
Banks 3.4%
JPMorgan Chase & Co.	491,717	154,020,516
Old National Bancorp	1,235,168	29,606,977
Pinnacle Financial Partners, Inc.	433,520	42,892,469
Capital markets 0.4%
Morgan Stanley	150,681	28,718,292
Financial services 1.5%
Berkshire Hathaway, Inc., Class B (A)	204,845	97,014,592
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	2

	Shares	Value
Health care 6.4%		$421,640,267
Biotechnology 0.9%
Amgen, Inc.	82,189	28,457,941
Regeneron Pharmaceuticals, Inc.	45,382	32,087,797
Health care equipment and supplies 0.9%
Medtronic PLC	697,153	56,448,478
Health care providers and services 1.8%
Guardant Health, Inc. (A)	396,501	34,527,307
McKesson Corp.	47,132	38,422,006
The Cigna Group	166,442	48,364,716
Pharmaceuticals 2.8%
AstraZeneca PLC	175,493	33,294,875
Chugai Pharmaceutical Company, Ltd.	319,000	17,012,066
Eli Lilly & Company	128,041	119,667,119
Galderma Group AG (A)	63,672	13,357,962
Industrials 6.0%		398,181,139
Air freight and logistics 0.6%
DSV A/S	174,950	43,027,168
Building products 0.9%
Trane Technologies PLC	121,241	59,716,042
Construction and engineering 0.7%
Vinci SA	287,222	43,434,507
Electrical equipment 1.8%
AMETEK, Inc.	175,209	41,261,720
Schneider Electric SE	243,756	77,565,562
Machinery 2.0%
Cummins, Inc.	76,714	51,475,861
Deere & Company	53,756	31,709,052
Federal Signal Corp.	337,154	41,513,772
Kone OYJ, B Shares	133,177	8,477,455
Information technology 18.2%		1,204,046,904
Communications equipment 1.5%
Arista Networks, Inc. (A)	581,467	100,425,166
Electronic equipment, instruments and components 0.2%
Vusion (C)	78,490	11,195,653
Semiconductors and semiconductor equipment 11.0%
Applied Materials, Inc.	253,858	100,144,442
Broadcom, Inc.	463,548	193,498,842
Marvell Technology, Inc.	913,642	150,887,976
Micron Technology, Inc.	166,683	86,201,780
NVIDIA Corp.	558,320	111,423,922
Qnity Electronics, Inc.	609,492	85,731,145
3	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Software 5.5%
Microsoft Corp.	671,880	$273,979,226
Palo Alto Networks, Inc. (A)	505,012	90,558,752
Materials 2.7%		179,957,334
Chemicals 1.2%
Linde PLC	161,446	80,907,048
Construction materials 0.5%
Amrize, Ltd. (A)	629,904	33,876,237
Metals and mining 1.0%
Freeport-McMoRan, Inc.	1,127,969	65,174,049
Real estate 1.4%		91,683,632
Specialized REITs 1.4%
American Tower Corp.	250,644	45,795,165
Digital Realty Trust, Inc.	228,369	45,888,467
Utilities 0.4%		25,269,929
Gas utilities 0.4%

UGI Corp.	700,192	25,269,929
Preferred securities 0.1%		$3,498,231
(Cost $3,497,944)
Communication services 0.0%		977,744
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 7.375%	45,625	977,744
Utilities 0.1%		2,520,487
Electric utilities 0.1%
NextEra Energy, Inc., 6.625%	47,991	2,520,487

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 17.5%				$1,159,096,959
(Cost $1,180,306,869)
U.S. Government 5.2%				341,684,041
U.S. Treasury
Bond	1.375	08-15-50	51,959,000	25,100,662
Bond	1.625	11-15-50	33,446,000	17,237,755
Bond	2.000	02-15-50	33,892,000	19,502,463
Bond	3.375	08-15-42	17,842,000	14,797,012
Bond	3.375	11-15-48	3,916,000	3,034,135
Bond	4.000	11-15-42	10,116,000	9,086,618
Bond	4.625	11-15-44	16,581,000	15,900,272
Bond	4.625	11-15-45	12,620,000	12,058,016
Bond	4.625	02-15-46	2,120,000	2,024,600
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Bond	4.625	11-15-55	44,268,000	$41,750,258
Bond	4.750	08-15-55	55,897,000	53,774,661
Bond	4.875	08-15-45	51,667,000	51,029,235
Note	3.875	03-31-28	1,366,000	1,365,680
Note	3.875	04-15-29	23,845,000	23,820,783
Note	3.875	03-31-31	18,828,000	18,702,970
Note	4.125	02-15-36	17,250,000	16,886,133
Note	4.250	03-31-33	15,569,000	15,612,788
U.S. Government Agency 12.3%				817,412,918
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	2,998,866	2,764,996
15 Yr Pass Thru	2.500	11-01-34	945,673	895,462
15 Yr Pass Thru	4.500	12-01-37	595,618	594,936
15 Yr Pass Thru	4.500	02-01-38	3,972,035	3,958,798
30 Yr Pass Thru	2.500	11-01-50	4,901,840	4,155,271
30 Yr Pass Thru	2.500	08-01-51	3,937,443	3,366,055
30 Yr Pass Thru	2.500	11-01-51	2,919,545	2,494,046
30 Yr Pass Thru	2.500	12-01-51	973,962	827,754
30 Yr Pass Thru	3.000	03-01-43	292,996	270,680
30 Yr Pass Thru	3.000	12-01-45	1,330,615	1,210,244
30 Yr Pass Thru	3.000	10-01-46	4,561,489	4,107,981
30 Yr Pass Thru	3.000	10-01-46	1,561,997	1,406,213
30 Yr Pass Thru	3.000	12-01-46	1,205,079	1,082,632
30 Yr Pass Thru	3.000	12-01-46	1,080,265	976,240
30 Yr Pass Thru	3.000	04-01-47	2,003,066	1,796,709
30 Yr Pass Thru	3.000	10-01-49	2,645,632	2,357,370
30 Yr Pass Thru	3.000	10-01-49	2,100,476	1,870,957
30 Yr Pass Thru	3.000	12-01-49	594,639	529,849
30 Yr Pass Thru	3.000	12-01-49	2,879,641	2,554,184
30 Yr Pass Thru	3.000	01-01-50	3,739,920	3,332,427
30 Yr Pass Thru	3.000	11-01-50	1,092,050	968,626
30 Yr Pass Thru	3.000	05-01-51	3,570,984	3,157,347
30 Yr Pass Thru	3.000	01-01-52	4,464,150	3,928,919
30 Yr Pass Thru	3.000	02-01-52	3,521,994	3,123,938
30 Yr Pass Thru	3.000	03-01-52	7,842,454	6,985,507
30 Yr Pass Thru	3.000	06-01-52	5,069,551	4,498,173
30 Yr Pass Thru	3.000	08-01-52	6,301,357	5,612,806
30 Yr Pass Thru	3.500	10-01-46	1,769,730	1,635,484
30 Yr Pass Thru	3.500	08-01-47	2,731,323	2,515,012
30 Yr Pass Thru	3.500	11-01-48	577,245	535,796
30 Yr Pass Thru	3.500	12-01-49	1,842,954	1,690,087
30 Yr Pass Thru	3.500	01-01-52	9,237,269	8,508,597
30 Yr Pass Thru	3.500	03-01-52	1,590,184	1,464,371
30 Yr Pass Thru	3.500	03-01-52	2,443,661	2,237,341
5	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	03-01-52	2,021,982	$1,852,528
30 Yr Pass Thru	3.500	03-01-52	2,764,968	2,541,024
30 Yr Pass Thru	3.500	04-01-52	5,904,995	5,434,111
30 Yr Pass Thru	3.500	07-01-52	1,565,534	1,433,355
30 Yr Pass Thru	3.500	07-01-52	3,052,602	2,796,776
30 Yr Pass Thru	3.500	07-01-52	2,823,383	2,584,120
30 Yr Pass Thru	4.000	08-01-48	334,773	319,326
30 Yr Pass Thru	4.000	08-01-49	4,520,233	4,282,380
30 Yr Pass Thru	4.000	04-01-52	5,252,511	4,966,688
30 Yr Pass Thru	4.000	04-01-52	4,461,286	4,232,460
30 Yr Pass Thru	4.000	05-01-52	4,386,198	4,137,922
30 Yr Pass Thru	4.000	06-01-52	4,957,723	4,673,997
30 Yr Pass Thru	4.000	06-01-52	5,324,050	5,039,325
30 Yr Pass Thru	4.000	06-01-52	5,412,626	5,093,299
30 Yr Pass Thru	4.000	08-01-52	2,312,190	2,181,311
30 Yr Pass Thru	4.000	08-01-52	6,589,004	6,226,335
30 Yr Pass Thru	4.000	02-01-53	8,735,169	8,300,778
30 Yr Pass Thru	4.000	04-01-53	1,397,317	1,324,337
30 Yr Pass Thru	4.000	04-01-53	1,702,944	1,609,212
30 Yr Pass Thru	4.000	01-01-54	5,342,379	5,034,971
30 Yr Pass Thru	4.500	07-01-52	1,369,064	1,331,029
30 Yr Pass Thru	4.500	07-01-52	4,675,003	4,545,124
30 Yr Pass Thru	4.500	08-01-52	3,934,371	3,829,986
30 Yr Pass Thru	4.500	08-01-52	3,269,540	3,182,793
30 Yr Pass Thru	4.500	09-01-52	2,049,469	1,991,891
30 Yr Pass Thru	4.500	09-01-52	2,343,771	2,283,784
30 Yr Pass Thru	4.500	09-01-52	13,793,248	13,431,601
30 Yr Pass Thru	4.500	12-01-52	5,137,186	5,005,704
30 Yr Pass Thru	4.500	04-01-53	1,134,546	1,105,509
30 Yr Pass Thru	4.500	04-01-53	4,409,729	4,270,683
30 Yr Pass Thru	4.500	05-01-53	1,014,684	990,617
30 Yr Pass Thru	4.500	06-01-53	2,593,173	2,515,296
30 Yr Pass Thru	4.500	08-01-53	4,031,874	3,923,642
30 Yr Pass Thru	4.500	02-01-54	2,683,657	2,606,585
30 Yr Pass Thru	5.000	07-01-52	4,047,155	4,013,128
30 Yr Pass Thru	5.000	09-01-52	7,781,684	7,738,242
30 Yr Pass Thru	5.000	10-01-52	2,878,323	2,862,255
30 Yr Pass Thru	5.000	02-01-53	4,424,901	4,397,433
30 Yr Pass Thru	5.000	03-01-53	10,369,034	10,333,831
30 Yr Pass Thru	5.000	04-01-53	4,045,567	4,028,039
30 Yr Pass Thru	5.000	06-01-53	3,171,043	3,147,395
30 Yr Pass Thru	5.000	07-01-53	7,449,708	7,426,744
30 Yr Pass Thru	5.000	07-01-53	3,434,238	3,424,725
30 Yr Pass Thru	5.000	08-01-53	3,425,894	3,417,475
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	10-01-54	8,697,867	$8,624,848
30 Yr Pass Thru	5.000	12-01-54	3,064,670	3,052,350
30 Yr Pass Thru	5.500	11-01-39	324,533	334,310
30 Yr Pass Thru	5.500	11-01-52	7,892,689	8,035,733
30 Yr Pass Thru	5.500	06-01-53	2,173,417	2,214,165
30 Yr Pass Thru	5.500	07-01-53	2,415,885	2,461,934
30 Yr Pass Thru	5.500	09-01-53	3,744,416	3,815,789
30 Yr Pass Thru	5.500	04-01-54	3,523,757	3,588,397
30 Yr Pass Thru	5.500	11-01-54	3,892,886	3,948,146
30 Yr Pass Thru	5.500	01-01-55	3,188,708	3,228,562
30 Yr Pass Thru	5.500	01-01-55	2,185,458	2,227,935
30 Yr Pass Thru	5.500	02-01-55	3,644,130	3,714,729
30 Yr Pass Thru	5.500	02-01-55	3,730,744	3,796,027
Federal National Mortgage Association
15 Yr Pass Thru	2.000	02-01-36	2,314,802	2,137,173
15 Yr Pass Thru	2.000	04-01-37	3,067,136	2,827,941
15 Yr Pass Thru	2.500	01-01-36	2,920,102	2,767,795
15 Yr Pass Thru	2.500	07-01-37	7,047,093	6,642,091
15 Yr Pass Thru	4.500	11-01-37	3,087,231	3,083,696
15 Yr Pass Thru	4.500	12-01-37	1,010,402	1,009,245
30 Yr Pass Thru	2.000	12-01-50	5,317,993	4,307,787
30 Yr Pass Thru	2.000	12-01-50	9,214,607	7,484,357
30 Yr Pass Thru	2.000	02-01-51	5,990,326	4,848,660
30 Yr Pass Thru	2.000	07-01-51	9,086,413	7,360,358
30 Yr Pass Thru	2.500	09-01-50	7,729,503	6,629,565
30 Yr Pass Thru	2.500	07-01-51	5,634,836	4,795,999
30 Yr Pass Thru	2.500	08-01-51	5,407,817	4,616,295
30 Yr Pass Thru	2.500	08-01-51	2,721,215	2,322,921
30 Yr Pass Thru	2.500	09-01-51	6,116,369	5,192,468
30 Yr Pass Thru	2.500	10-01-51	1,426,029	1,217,306
30 Yr Pass Thru	2.500	11-01-51	2,996,010	2,565,921
30 Yr Pass Thru	2.500	01-01-52	3,212,872	2,739,604
30 Yr Pass Thru	2.500	03-01-52	16,911,007	14,419,951
30 Yr Pass Thru	2.500	04-01-52	4,881,162	4,174,351
30 Yr Pass Thru	3.000	02-01-43	195,950	179,163
30 Yr Pass Thru	3.000	03-01-43	73,588	67,953
30 Yr Pass Thru	3.000	05-01-43	115,331	106,089
30 Yr Pass Thru	3.000	12-01-45	1,575,390	1,423,982
30 Yr Pass Thru	3.000	02-01-47	1,165,303	1,051,808
30 Yr Pass Thru	3.000	10-01-47	2,568,555	2,308,758
30 Yr Pass Thru	3.000	12-01-47	696,696	624,922
30 Yr Pass Thru	3.000	10-01-49	2,813,849	2,511,655
30 Yr Pass Thru	3.000	11-01-49	541,821	482,617
30 Yr Pass Thru	3.000	02-01-50	3,031,743	2,661,620
7	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	03-01-50	13,409,084	$11,859,226
30 Yr Pass Thru	3.000	12-01-51	2,755,888	2,433,394
30 Yr Pass Thru	3.000	12-01-51	6,828,597	6,046,158
30 Yr Pass Thru	3.000	01-01-52	2,792,580	2,487,435
30 Yr Pass Thru	3.000	02-01-52	1,883,566	1,669,508
30 Yr Pass Thru	3.000	02-01-52	3,434,034	3,015,871
30 Yr Pass Thru	3.000	02-01-52	1,087,557	963,281
30 Yr Pass Thru	3.000	03-01-52	10,053,583	8,904,758
30 Yr Pass Thru	3.000	04-01-52	13,297,017	11,677,836
30 Yr Pass Thru	3.000	05-01-52	981,382	872,613
30 Yr Pass Thru	3.000	05-01-52	5,663,686	5,020,035
30 Yr Pass Thru	3.000	09-01-52	4,963,010	4,414,497
30 Yr Pass Thru	3.500	04-01-45	379,806	354,909
30 Yr Pass Thru	3.500	07-01-47	3,502,554	3,253,622
30 Yr Pass Thru	3.500	06-01-49	3,129,503	2,892,415
30 Yr Pass Thru	3.500	08-01-49	8,494,738	7,821,986
30 Yr Pass Thru	3.500	09-01-49	3,690,006	3,366,636
30 Yr Pass Thru	3.500	03-01-50	1,879,233	1,728,643
30 Yr Pass Thru	3.500	03-01-50	2,066,652	1,885,543
30 Yr Pass Thru	3.500	06-01-50	1,879,033	1,729,633
30 Yr Pass Thru	3.500	09-01-50	2,496,918	2,299,171
30 Yr Pass Thru	3.500	11-01-50	3,785,164	3,453,456
30 Yr Pass Thru	3.500	01-01-51	8,145,859	7,484,089
30 Yr Pass Thru	3.500	03-01-51	3,184,958	2,927,744
30 Yr Pass Thru	3.500	02-01-52	1,434,670	1,323,291
30 Yr Pass Thru	3.500	04-01-52	1,935,970	1,776,750
30 Yr Pass Thru	3.500	04-01-52	11,099,868	10,159,229
30 Yr Pass Thru	3.500	05-01-52	1,725,068	1,580,497
30 Yr Pass Thru	3.500	05-01-52	4,016,431	3,668,534
30 Yr Pass Thru	3.500	08-01-52	4,549,295	4,168,037
30 Yr Pass Thru	3.500	09-01-52	1,694,260	1,551,212
30 Yr Pass Thru	3.500	09-01-52	2,363,437	2,163,152
30 Yr Pass Thru	3.500	09-01-52	2,752,445	2,514,399
30 Yr Pass Thru	3.500	12-01-52	4,716,250	4,333,897
30 Yr Pass Thru	3.500	08-01-53	2,971,873	2,739,529
30 Yr Pass Thru	4.000	04-01-48	342,849	327,059
30 Yr Pass Thru	4.000	01-01-49	286,384	271,941
30 Yr Pass Thru	4.000	07-01-49	400,339	381,024
30 Yr Pass Thru	4.000	07-01-49	862,721	821,908
30 Yr Pass Thru	4.000	02-01-50	1,491,013	1,415,819
30 Yr Pass Thru	4.000	03-01-51	5,593,118	5,319,784
30 Yr Pass Thru	4.000	08-01-51	3,060,936	2,916,132
30 Yr Pass Thru	4.000	04-01-52	579,345	548,543
30 Yr Pass Thru	4.000	04-01-52	4,802,392	4,556,070
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	05-01-52	7,477,726	$7,070,814
30 Yr Pass Thru	4.000	05-01-52	2,789,581	2,631,679
30 Yr Pass Thru	4.000	05-01-52	2,136,070	2,015,160
30 Yr Pass Thru	4.000	05-01-52	3,985,968	3,768,755
30 Yr Pass Thru	4.000	05-01-52	10,671,660	10,164,314
30 Yr Pass Thru	4.000	06-01-52	1,718,513	1,633,590
30 Yr Pass Thru	4.000	06-01-52	1,966,934	1,855,598
30 Yr Pass Thru	4.000	06-01-52	8,311,922	7,846,004
30 Yr Pass Thru	4.000	06-01-52	2,873,964	2,726,555
30 Yr Pass Thru	4.000	07-01-52	10,219,228	9,691,875
30 Yr Pass Thru	4.000	07-01-52	2,235,571	2,112,522
30 Yr Pass Thru	4.000	07-01-52	1,704,311	1,610,503
30 Yr Pass Thru	4.000	07-01-52	1,785,216	1,685,282
30 Yr Pass Thru	4.000	09-01-52	3,212,745	3,027,879
30 Yr Pass Thru	4.000	09-01-53	4,944,806	4,678,817
30 Yr Pass Thru	4.500	05-01-52	7,182,366	7,005,274
30 Yr Pass Thru	4.500	06-01-52	2,433,011	2,369,220
30 Yr Pass Thru	4.500	06-01-52	5,666,536	5,509,110
30 Yr Pass Thru	4.500	06-01-52	10,568,454	10,274,845
30 Yr Pass Thru	4.500	07-01-52	4,677,990	4,548,028
30 Yr Pass Thru	4.500	07-01-52	3,777,532	3,672,586
30 Yr Pass Thru	4.500	07-01-52	4,863,721	4,734,678
30 Yr Pass Thru	4.500	08-01-52	3,573,390	3,462,949
30 Yr Pass Thru	4.500	08-01-52	2,485,202	2,413,052
30 Yr Pass Thru	4.500	08-01-52	7,219,969	6,996,824
30 Yr Pass Thru	4.500	09-01-52	3,792,060	3,695,006
30 Yr Pass Thru	4.500	09-01-52	1,222,336	1,189,905
30 Yr Pass Thru	4.500	10-01-52	3,226,584	3,144,002
30 Yr Pass Thru	4.500	10-01-52	1,685,533	1,642,394
30 Yr Pass Thru	4.500	11-01-52	1,656,766	1,612,291
30 Yr Pass Thru	4.500	12-01-52	9,211,507	8,932,568
30 Yr Pass Thru	4.500	04-01-53	4,634,313	4,508,461
30 Yr Pass Thru	4.500	07-01-53	1,716,341	1,668,122
30 Yr Pass Thru	4.500	09-01-53	7,712,846	7,496,401
30 Yr Pass Thru	5.000	08-01-52	8,895,256	8,903,973
30 Yr Pass Thru	5.000	08-01-52	4,868,144	4,872,915
30 Yr Pass Thru	5.000	09-01-52	6,106,683	6,103,125
30 Yr Pass Thru	5.000	09-01-52	2,605,903	2,597,056
30 Yr Pass Thru	5.000	10-01-52	2,625,966	2,624,436
30 Yr Pass Thru	5.000	12-01-52	2,759,722	2,758,114
30 Yr Pass Thru	5.000	01-01-53	6,462,602	6,458,838
30 Yr Pass Thru	5.000	04-01-53	7,024,169	7,009,102
30 Yr Pass Thru	5.000	05-01-53	7,980,968	7,963,849
30 Yr Pass Thru	5.000	07-01-53	2,521,144	2,514,948
9	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	11-01-53	4,126,071	$4,086,275
30 Yr Pass Thru	5.000	11-01-54	4,992,003	4,950,096
30 Yr Pass Thru	5.000	12-01-54	3,176,940	3,157,220
30 Yr Pass Thru	5.500	12-01-52	1,617,751	1,649,092
30 Yr Pass Thru	5.500	08-01-53	2,015,368	2,051,264
30 Yr Pass Thru	5.500	05-01-54	2,200,887	2,231,146
30 Yr Pass Thru	5.500	05-01-54	5,900,527	5,959,524
30 Yr Pass Thru	5.500	08-01-54	5,461,872	5,564,275
30 Yr Pass Thru	5.500	11-01-54	1,750,224	1,780,796
30 Yr Pass Thru	5.500	12-01-54	2,683,774	2,726,542
30 Yr Pass Thru	5.500	12-01-54	3,399,435	3,476,980
30 Yr Pass Thru	5.500	01-01-55	5,445,647	5,552,851
30 Yr Pass Thru	5.500	04-01-55	3,998,092	4,064,929
30 Yr Pass Thru	5.500	06-01-55	2,803,804	2,857,248
30 Yr Pass Thru	5.500	09-01-55	2,079,225	2,115,387
30 Yr Pass Thru	7.000	06-01-32	143	150
30 Yr Pass Thru	7.500	04-01-31	543	568

30 Yr Pass Thru	8.000	01-01-31	327	340
Foreign government obligations 0.1%				$4,234,620
(Cost $4,356,452)
Saudi Arabia 0.1%				4,234,620
Kingdom of Saudi Arabia Bond (D)	5.875	01-12-56	4,401,000	4,234,620

Corporate bonds 15.9%				$1,055,274,646
(Cost $1,056,512,306)
Communication services 1.3%				86,212,667
Diversified telecommunication services 0.6%
AT&T, Inc.	2.750	06-01-31	2,541,000	2,319,620
AT&T, Inc.	4.500	05-15-35	1,519,000	1,438,402
AT&T, Inc.	4.550	11-01-32	2,223,000	2,179,901
AT&T, Inc. (C)	4.750	04-30-33	2,535,000	2,501,859
Cipher Compute LLC (D)	7.125	11-15-30	824,000	854,084
Edged Compute LLC (D)	7.500	04-30-31	3,670,000	3,598,487
GCI LLC (D)	4.750	10-15-28	1,307,000	1,278,772
IHS Holding, Ltd. (D)	7.875	05-29-30	1,024,000	1,054,626
IHS Holding, Ltd. (C)(D)	8.250	11-29-31	1,690,000	1,767,732
Iliad Holding SAS (D)	7.000	04-15-32	1,904,000	1,933,044
Iliad Holding SAS (D)	8.500	04-15-31	491,000	520,905
Level 3 Financing, Inc. (C)(D)	6.875	06-30-33	3,072,000	3,170,402
NTT Finance Corp. (D)	5.171	07-16-32	3,063,000	3,095,087
QTS Fayetteville I DC1-2 LLC (C)(D)	5.700	04-15-36	4,829,000	4,696,680
Sitios Latinoamerica SAB de CV (D)	6.000	11-25-29	2,958,000	3,021,715
STC Sukuk Company II, Ltd. (D)	4.489	01-15-31	2,350,000	2,320,017
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	10

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
SV RNO Property Owner 1 LLC (D)	5.875	03-01-31	1,337,000	$1,311,796
Verizon Communications, Inc.	2.550	03-21-31	2,895,000	2,632,917
Entertainment 0.1%
Discovery Global Holdings, Inc.	4.279	03-15-32	1,379,000	1,249,002
Discovery Global Holdings, Inc.	5.050	03-15-42	2,758,000	1,967,916
Oak-Eagle Acquireco, Inc. (D)	7.250	07-01-33	819,000	843,911
Roblox Corp. (D)	3.875	05-01-30	3,458,000	3,275,383
WMG Acquisition Corp. (D)	3.875	07-15-30	2,521,000	2,376,531
Interactive media and services 0.1%
Alphabet, Inc. (C)	4.400	02-15-33	2,476,000	2,437,850
Meta Platforms, Inc.	4.200	11-15-30	2,914,000	2,879,940
Meta Platforms, Inc.	4.600	11-15-32	1,925,000	1,901,854
Meta Platforms, Inc. (C)	5.625	11-15-55	1,159,000	1,064,210
Media 0.3%
Cable One, Inc. (C)(D)	4.000	11-15-30	938,000	654,066
CCO Holdings LLC (D)	4.250	02-01-31	1,518,000	1,378,742
CCO Holdings LLC (C)(D)	7.375	03-01-31	593,000	600,248
CCO Holdings LLC (C)(D)	7.375	02-01-36	1,630,000	1,597,985
Charter Communications Operating LLC	6.384	10-23-35	4,314,000	4,358,779
Gray Media, Inc. (C)(D)	10.500	07-15-29	1,878,000	1,993,843
News Corp. (D)	3.875	05-15-29	1,648,000	1,594,123
News Corp. (D)	5.125	02-15-32	1,081,000	1,062,589
Paramount Global (C)	4.200	05-19-32	749,000	654,549
Paramount Global	4.375	03-15-43	1,601,000	1,020,956
Paramount Global	4.950	05-19-50	3,152,000	1,979,598
Wireless telecommunication services 0.2%
Millicom International Cellular SA (D)	6.250	03-25-29	1,414,800	1,421,276
Millicom International Cellular SA (C)(D)	7.375	04-02-32	677,000	700,492
T-Mobile USA, Inc.	3.875	04-15-30	7,655,000	7,453,523
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%) (C)	7.000	04-04-79	1,965,000	2,049,255
Consumer discretionary 1.3%				89,559,652
Automobile components 0.0%
Dealer Tire LLC (C)(D)	8.000	02-01-28	1,297,000	1,288,718
Automobiles 0.4%
Ford Motor Credit Company LLC	4.000	11-13-30	5,250,000	4,931,407
Ford Motor Credit Company LLC	5.113	05-03-29	2,936,000	2,917,893
Ford Motor Credit Company LLC	5.800	03-08-29	2,418,000	2,449,906
Ford Motor Credit Company LLC	6.125	03-08-34	5,459,000	5,481,639
General Motors Financial Company, Inc. (C)	3.600	06-21-30	6,569,000	6,275,275
11	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
General Motors Financial Company, Inc.	5.950	04-04-34	6,589,000	$6,819,303
Broadline retail 0.1%
Amazon.com, Inc.	4.550	03-13-33	2,466,000	2,435,982
Macy’s Retail Holdings LLC (D)	5.875	03-15-30	959,000	956,393
Macy’s Retail Holdings LLC (C)(D)	6.125	03-15-32	1,028,000	1,028,496
Macy’s Retail Holdings LLC (C)(D)	7.375	08-01-33	1,715,000	1,786,375
MercadoLibre, Inc. (C)	4.900	01-15-33	2,225,000	2,182,436
Rakuten Group, Inc. (D)	9.750	04-15-29	1,193,000	1,308,735
Hotels, restaurants and leisure 0.4%
A&K Travel Group Holdings, Ltd. (D)	7.500	05-15-33	1,028,000	1,033,067
Brightstar Lottery PLC (D)	5.750	01-15-33	1,722,000	1,688,403
Carnival Corp. (D)	5.125	05-01-29	1,964,000	1,958,114
Carnival Corp. (C)(D)	5.750	08-01-32	4,945,000	4,969,863
Carnival Corp. (C)(D)	5.875	06-15-31	1,859,000	1,885,442
Hilton Domestic Operating Company, Inc. (D)	5.500	03-31-34	1,341,000	1,331,089
Hilton Grand Vacations Borrower LLC (D)	6.625	01-15-32	1,799,000	1,819,883
Marriott International, Inc.	4.500	05-01-33	902,000	874,267
Marriott Ownership Resorts, Inc. (D)	6.500	10-01-33	1,744,000	1,676,934
Midwest Gaming Borrower LLC (D)	4.875	05-01-29	1,437,000	1,404,953
Rivers Enterprise Borrower LLC (D)	6.250	10-15-30	1,221,000	1,242,089
Rivers Enterprise Borrower LLC (D)	6.625	02-01-33	1,312,000	1,339,601
Royal Caribbean Cruises, Ltd. (C)	5.375	01-15-36	1,227,000	1,205,542
Travel + Leisure Company (D)	4.625	03-01-30	874,000	843,163
Travel + Leisure Company (D)	6.125	09-01-33	2,026,000	2,007,735
Viking Cruises, Ltd. (D)	5.875	10-15-33	1,844,000	1,848,686
Household durables 0.1%
Brookfield Residential Properties, Inc. (D)	5.000	06-15-29	973,000	937,169
Century Communities, Inc. (D)	3.875	08-15-29	1,143,000	1,082,394
KB Home	4.000	06-15-31	1,311,000	1,213,769
Specialty retail 0.3%
Asbury Automotive Group, Inc. (D)	4.625	11-15-29	592,000	576,140
Asbury Automotive Group, Inc. (C)	4.750	03-01-30	1,336,000	1,301,111
Global Auto Holdings, Ltd. (D)	8.750	01-15-32	3,261,000	2,999,843
Global Auto Holdings, Ltd. (D)	11.500	08-15-29	1,476,000	1,498,848
Lithia Motors, Inc. (D)	3.875	06-01-29	739,000	708,254
Lithia Motors, Inc. (C)(D)	4.375	01-15-31	1,593,000	1,513,021
Lithia Motors, Inc. (D)	5.500	10-01-30	1,425,000	1,417,448
The Home Depot, Inc.	4.950	06-25-34	2,676,000	2,692,431
The Michaels Companies, Inc. (D)	8.500	03-15-33	2,237,000	2,209,149
Valvoline, Inc. (C)(D)	3.625	06-15-31	1,440,000	1,311,760
Wayfair LLC (D)	6.750	11-15-32	1,272,000	1,286,001
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.0%
S&S Holdings LLC (D)	8.375	10-01-31	1,979,000	$1,820,925
Consumer staples 0.4%				26,782,005
Consumer staples distribution and retail 0.1%
Albertsons Companies, Inc. (D)	5.750	03-31-34	4,404,000	4,287,371
KeHE Distributors LLC (D)	7.125	04-30-33	741,000	750,186
Performance Food Group, Inc. (D)	5.625	03-01-34	1,334,000	1,306,202
Food products 0.3%
Chobani LLC (D)	6.375	04-15-34	730,000	744,823
Froneri Lux FinCo Sarl (D)	6.000	08-01-32	2,083,000	2,060,151
Industrial F&B Investments III, Inc. (D)	7.750	02-11-33	1,220,000	1,232,818
JBS NV	3.625	01-15-32	2,436,000	2,252,718
JBS NV	5.750	04-01-33	2,143,000	2,206,319
JBS NV	5.950	04-20-35	643,000	665,674
MARB BondCo PLC (C)(D)	3.950	01-29-31	2,664,000	2,386,028
Mars, Inc. (C)(D)	5.000	03-01-32	2,362,000	2,396,136
NBM US Holdings, Inc. (D)	6.625	08-06-29	1,984,000	1,991,013
Pilgrim’s Pride Corp.	6.250	07-01-33	1,426,000	1,495,241
Viking Baked Goods Acquisition Corp. (D)	8.625	11-01-31	1,711,000	1,746,958
Personal care products 0.0%
Kenvue, Inc.	4.900	03-22-33	1,252,000	1,260,367
Energy 2.0%				132,554,191
Oil, gas and consumable fuels 2.0%
Aker BP ASA (D)	3.750	01-15-30	708,000	682,287
Aker BP ASA (D)	4.000	01-15-31	1,316,000	1,263,869
Antero Midstream Partners LP (D)	5.750	10-15-33	1,750,000	1,746,540
Antero Midstream Partners LP (D)	5.750	07-01-34	4,014,000	4,003,656
Ascent Resources Utica Holdings LLC (D)	5.875	06-30-29	2,074,000	2,076,649
Ascent Resources Utica Holdings LLC (D)	6.625	10-15-32	683,000	700,872
Ascent Resources Utica Holdings LLC (D)	6.625	07-15-33	832,000	854,794
Azule Energy Finance PLC (D)	8.625	01-22-33	1,426,000	1,475,822
BP Capital Markets America, Inc.	4.812	02-13-33	1,293,000	1,296,713
Cheniere Energy Partners LP (C)	5.550	10-30-35	1,022,000	1,043,098
Cheniere Energy Partners LP (C)	5.950	06-30-33	2,330,000	2,445,338
Columbia Pipelines Holding Company LLC (D)	4.999	11-17-32	1,754,000	1,741,907
Columbia Pipelines Holding Company LLC (D)	5.681	01-15-34	3,410,000	3,482,463
Columbia Pipelines Operating Company LLC (D)	6.036	11-15-33	1,997,000	2,109,489
Comstock Resources, Inc. (D)	5.875	01-15-30	2,238,000	2,167,823
Continental Resources, Inc. (D)	2.875	04-01-32	1,678,000	1,478,036
Continental Resources, Inc. (D)	5.750	01-15-31	2,338,000	2,389,479
13	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DT Midstream, Inc. (D)	4.375	06-15-31	4,471,000	$4,322,065
DT Midstream, Inc. (D)	5.800	12-15-34	1,033,000	1,063,768
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	1,953,000	1,948,560
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,923,000	2,940,032
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,912,000	1,920,520
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,303,000	1,484,261
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	682,000	670,796
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	1,177,000	1,127,149
Energy Transfer LP	5.600	09-01-34	1,412,000	1,440,850
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	4,371,000	4,376,153
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	1,370,000	1,373,692
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	2,387,000	2,404,153
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (E)	7.125	05-15-30	3,621,000	3,718,894
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	4,077,000	4,066,848
Enterprise Products Operating LLC	5.350	01-31-33	1,252,000	1,292,993
EOG Resources, Inc.	5.000	07-15-32	1,252,000	1,268,759
Expand Energy Corp. (C)	4.750	02-01-32	1,631,000	1,599,140
Genesis Energy LP	6.750	03-15-34	240,000	241,733
Genesis Energy LP	7.875	05-15-32	1,103,000	1,156,366
Genesis Energy LP	8.000	05-15-33	1,255,000	1,321,190
Global Partners LP (D)	7.125	07-01-33	341,000	349,470
Global Partners LP (C)(D)	8.250	01-15-32	1,024,000	1,075,036
Hess Midstream Operations LP (D)	6.500	06-01-29	475,000	486,673
Howard Midstream Energy Partners LLC (D)	6.625	01-15-34	1,060,000	1,078,332
Howard Midstream Energy Partners LLC (D)	7.375	07-15-32	294,000	306,571
Leviathan Bond, Ltd. (D)	6.500	06-30-27	1,469,000	1,474,206
Leviathan Bond, Ltd. (D)	6.750	06-30-30	510,000	523,731
Long Ridge Energy LLC (D)	8.750	02-15-32	880,000	940,554
MPLX LP	4.950	09-01-32	1,277,000	1,277,229
MPLX LP	5.000	03-01-33	1,387,000	1,380,064
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	14

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	5.375	01-01-32	1,042,000	$1,063,862
Occidental Petroleum Corp.	6.450	09-15-36	2,691,000	2,891,857
Occidental Petroleum Corp.	6.625	09-01-30	2,026,000	2,159,921
Ovintiv, Inc.	6.250	07-15-33	1,174,000	1,244,550
Ovintiv, Inc.	7.200	11-01-31	387,000	426,291
Permian Resources Operating LLC (D)	6.250	02-01-33	941,000	963,474
Plains All American Pipeline LP (C)	4.700	01-15-31	953,000	950,852
Repsol E&P Capital Markets US LLC (D)	5.204	09-16-30	3,261,000	3,302,032
Sabine Pass Liquefaction LLC	4.500	05-15-30	3,470,000	3,466,089
Sunoco LP (D)	4.500	10-01-29	1,490,000	1,460,192
Sunoco LP	4.500	04-30-30	2,661,000	2,585,562
Sunoco LP (D)	4.625	05-01-30	905,000	880,152
Sunoco LP (D)	5.625	03-15-31	960,000	963,563
Sunoco LP (D)	5.875	03-15-34	1,615,000	1,609,204
Sunoco LP (D)	7.250	05-01-32	811,000	849,383
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (D)(E)	7.875	09-18-30	2,794,000	2,893,343
Targa Resources Corp. (C)	5.500	02-15-35	1,535,000	1,555,611
Targa Resources Corp. (C)	6.150	03-01-29	1,380,000	1,437,312
Targa Resources Partners LP	4.000	01-15-32	2,371,000	2,257,358
Var Energi ASA (C)(D)	5.875	05-22-30	3,139,000	3,242,096
Var Energi ASA (D)	8.000	11-15-32	4,576,000	5,201,386
Venture Global LNG, Inc. (C)(D)	7.000	01-15-30	1,374,000	1,413,335
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (D)(E)	9.000	09-30-29	2,513,000	2,485,464
Viper Energy Partners LLC	4.900	08-01-30	1,814,000	1,812,980
Western Midstream Operating LP	4.800	03-01-31	2,391,000	2,375,099
Western Midstream Operating LP	5.450	11-15-34	1,310,000	1,303,722
Whistler Pipeline LLC (D)	5.400	09-30-29	1,036,000	1,059,167
Whistler Pipeline LLC (D)	5.700	09-30-31	1,084,000	1,111,711
Financials 5.1%				335,109,169
Banks 2.9%
Banco Bradesco SA (C)(D)	5.375	01-20-31	2,518,000	2,512,712
Banco Santander SA	4.551	11-06-30	2,985,000	2,944,659
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (C)(E)	9.625	05-21-33	2,871,000	3,409,014
Bank Hapoalim BM (D)	4.722	07-14-29	1,922,000	1,900,728
Bank Hapoalim BM (D)	5.252	01-14-33	1,109,000	1,102,591
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	3,754,000	3,472,237
15	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	6,096,000	$5,531,508
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	1,709,000	1,681,808
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	6,539,000	6,561,220
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	806,000	811,985
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (E)	6.625	05-01-30	3,823,000	3,942,905
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (C)	7.700	05-26-84	2,631,000	2,764,050
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%)	5.367	02-25-31	1,714,000	1,744,766
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (C)(E)	8.000	03-15-29	2,659,000	2,790,745
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (D)	5.497	05-20-30	1,976,000	2,022,592
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (D)(E)	9.250	11-17-27	740,000	779,942
BPCE SA (4.760% to 1-13-31, then Overnight SOFR + 1.267%) (D)	4.760	01-13-32	1,787,000	1,767,241
BPCE SA (5.936% to 5-30-34, then Overnight SOFR + 1.850%) (D)	5.936	05-30-35	1,994,000	2,039,356
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	2,445,000	2,437,444
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	3,094,000	3,223,289
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (E)	6.625	02-15-31	650,000	657,967
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (E)	6.625	02-15-31	2,000,000	2,020,000
Citizens Financial Group, Inc. (C)	3.250	04-30-30	482,000	456,472
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	1,624,000	1,644,427
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	464,000	460,012
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	4,184,000	4,310,892
Credit Agricole SA (D)	3.250	01-14-30	3,943,000	3,714,794
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (D)	5.862	01-09-36	1,814,000	1,868,686
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Danske Bank A/S (4.999% to 3-27-31, then 1 Year CMT + 0.980%) (D)	4.999	03-27-32	2,661,000	$2,669,709
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (D)	5.019	03-04-31	1,864,000	1,876,694
Fifth Third Bancorp (5.141% to 1-29-36, then Overnight SOFR + 1.240%)	5.141	01-29-37	1,020,000	996,070
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	1,582,000	1,633,250
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (E)(F)	6.994	05-30-26	1,602,000	1,597,754
Fifth Third Financial Corp. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,434,000	1,478,807
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	3,721,000	3,605,009
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	2,252,000	2,240,721
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	2,419,000	2,365,102
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (C)(E)	7.000	12-15-30	1,615,000	1,623,083
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%) (C)	5.514	03-07-31	1,516,000	1,538,839
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	1,541,000	1,566,305
Huntington Bancshares, Inc. (5.709% to 2-2-34, then SOFR Compounded Index + 1.870%)	5.709	02-02-35	986,000	1,008,930
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	808,000	823,275
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (E)	6.250	10-15-30	1,196,000	1,197,716
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,183,000	1,253,479
JPMorgan Chase & Co. (4.347% to 1-22-31, then Overnight SOFR + 0.840%)	4.347	01-22-32	1,518,000	1,494,762
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	2,684,000	2,690,223
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	1,332,000	1,348,420
JPMorgan Chase & Co. (5.193% to 2-5-36, then Overnight SOFR + 1.300%)	5.193	02-05-37	774,000	761,429
17	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	3,795,000	$3,836,995
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%)	5.502	01-24-36	2,444,000	2,502,751
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	8,297,000	8,417,154
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (C)	5.121	04-04-31	1,124,000	1,135,506
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%) (C)	5.305	01-28-37	951,000	934,068
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	956,000	1,016,369
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	1,018,000	1,042,763
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (C)(E)	6.625	09-27-35	1,753,000	1,721,303
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (E)	6.750	09-27-31	1,101,000	1,132,686
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (E)	5.125	11-01-26	995,000	990,615
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	1,278,000	1,293,418
M&T Bank Corp. (5.295% to 4-18-31, then 5 Year CMT + 1.380%)	5.295	04-18-36	2,525,000	2,504,291
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	2,011,000	2,003,786
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	2,285,000	2,287,080
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (C)(E)	7.300	11-19-34	2,331,000	2,419,082
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (E)	8.125	11-10-33	1,038,000	1,146,028
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	917,000	915,278
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	861,000	854,655
Popular, Inc.	7.250	03-13-28	1,986,000	2,057,627
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	4,780,000	4,801,557
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	1,125,000	1,155,980
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	18

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	3,181,000	$3,135,730
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)(E)	5.375	11-18-30	2,002,000	1,921,141
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	2,613,000	2,609,273
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,522,000	1,556,901
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	1,645,000	1,729,392
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (E)	6.250	03-15-30	1,899,000	1,929,758
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,473,000	2,505,437
Truist Financial Corp. (5.281% to 4-23-36, then Overnight SOFR + 1.414%)	5.281	04-23-37	1,478,000	1,457,274
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	5,073,000	5,280,069
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	1,747,000	1,850,214
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	3,040,000	3,006,678
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%) (C)	5.083	05-15-31	1,807,000	1,834,846
U.S. Bancorp (5.678% to 1-23-34, then Overnight SOFR + 1.860%)	5.678	01-23-35	983,000	1,015,861
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%) (C)	5.836	06-12-34	2,762,000	2,884,695
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%) (C)	5.784	09-11-35	955,000	967,126
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	7,874,000	7,249,077
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	1,953,000	1,950,011
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	1,321,000	1,346,635
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	3,811,000	4,129,843
19	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 1.1%
Ares Strategic Income Fund (D)	5.150	01-15-31	2,662,000	$2,541,437
Ares Strategic Income Fund (D)	5.450	09-09-28	1,172,000	1,163,361
Ares Strategic Income Fund	5.600	02-15-30	1,550,000	1,521,561
Ares Strategic Income Fund	5.700	03-15-28	398,000	398,281
Ares Strategic Income Fund (D)	5.800	09-09-30	2,087,000	2,051,906
Ares Strategic Income Fund	6.200	03-21-32	1,439,000	1,427,598
Ares Strategic Income Fund (C)	6.350	08-15-29	748,000	757,357
Blackstone Private Credit Fund	5.050	09-10-30	2,170,000	2,079,398
Blackstone Private Credit Fund	5.250	04-01-30	2,022,000	1,956,675
Blackstone Private Credit Fund	5.950	07-16-29	1,451,000	1,451,894
Blackstone Private Credit Fund	7.300	11-27-28	1,423,000	1,470,108
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	1,232,000	1,192,079
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	2,683,000	2,448,861
Deutsche Bank AG (4.469% to 12-10-30, then Overnight SOFR + 1.100%)	4.469	12-10-31	815,000	802,068
Deutsche Bank AG (4.725% to 2-6-31, then Overnight SOFR + 1.135%)	4.725	02-06-32	1,930,000	1,898,693
Deutsche Bank AG (5.060% to 4-14-31, then Overnight SOFR + 1.410%) (C)	5.060	04-14-32	494,000	493,449
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	1,714,000	1,732,721
HPS Corporate Lending Fund (D)	5.150	04-02-29	745,000	729,465
HPS Corporate Lending Fund (D)	5.450	11-15-30	659,000	637,642
HPS Corporate Lending Fund (C)	5.950	04-14-32	402,000	395,798
Intercontinental Exchange, Inc.	4.600	03-15-33	1,252,000	1,237,929
Lazard Group LLC	4.375	03-11-29	2,099,000	2,078,568
Macquarie Bank, Ltd. (D)	3.624	06-03-30	1,505,000	1,428,230
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	1,173,000	1,032,062
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	3,733,000	3,231,524
Morgan Stanley (4.708% to 3-12-31, then Overnight SOFR + 1.195%)	4.708	03-12-32	2,959,000	2,936,169
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	3,344,000	3,370,643
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%)	5.948	01-19-38	2,708,000	2,789,726
Morgan Stanley Private Bank NA (4.465% to 11-19-30, then Overnight SOFR + 1.020%)	4.465	11-19-31	1,043,000	1,029,161
MSCI, Inc. (D)	3.625	11-01-31	2,883,000	2,675,376
S&P Global, Inc.	2.900	03-01-32	1,252,000	1,143,258
Sixth Street Lending Partners	5.750	01-15-30	878,000	873,020
Sixth Street Lending Partners	6.125	07-15-30	915,000	919,222
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	20

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	1,531,000	$1,551,804
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	6,814,000	6,132,620
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	2,407,000	2,142,740
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (D)	6.301	09-22-34	1,638,000	1,741,908
UBS Group AG (6.625% to 7-8-31, then 5 Year SOFR ICE Swap Rate + 3.240%) (D)(E)	6.625	01-08-31	2,144,000	2,158,922
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (C)(D)(E)	7.000	02-10-30	1,273,000	1,301,490
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (C)(D)(E)	7.125	08-10-34	1,688,000	1,727,540
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (D)(E)	9.250	11-13-33	1,269,000	1,480,972
Consumer finance 0.3%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	3,211,000	3,191,218
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	225,000	228,426
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,857,000	1,884,069
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (E)	7.100	08-15-31	1,842,000	1,840,550
Ally Financial, Inc.	8.000	11-01-31	2,144,000	2,394,785
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (D)	8.375	06-15-35	969,000	1,016,134
Muthoot Finance, Ltd. (D)	5.750	08-04-30	1,410,000	1,398,061
OneMain Finance Corp.	6.125	05-15-30	2,427,000	2,426,155
PHH Escrow Issuer LLC (D)	9.875	11-01-29	1,985,000	2,004,739
Trust Fibra Uno (C)(D)	7.375	02-13-34	708,000	762,870
Financial services 0.3%
Apollo Debt Solutions BDC	6.700	07-29-31	886,000	905,019
Apollo Debt Solutions BDC	6.900	04-13-29	3,355,000	3,463,179
Atlas Warehouse Lending Company LP (D)	5.250	01-15-33	748,000	731,483
Atlas Warehouse Lending Company LP (D)	6.250	01-15-30	1,246,000	1,280,934
Block, Inc. (D)	5.625	08-15-30	779,000	779,786
Block, Inc. (D)	6.000	08-15-33	1,012,000	1,010,047
21	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Enact Holdings, Inc.	6.250	05-28-29	2,550,000	$2,634,571
Freedom Mortgage Holdings LLC (D)	6.875	05-01-31	2,002,000	1,931,101
Freedom Mortgage Holdings LLC (D)	7.875	04-01-33	1,001,000	975,886
National Rural Utilities Cooperative Finance Corp.	8.000	03-01-32	311,000	360,572
NMI Holdings, Inc.	6.000	08-15-29	1,420,000	1,449,990
Radian Group, Inc.	6.200	05-15-29	1,790,000	1,851,394
Rocket Companies, Inc. (C)(D)	6.375	08-01-33	1,859,000	1,881,671
Stonebriar ABF Issuer LLC (D)	8.125	12-15-30	1,273,000	1,337,211
Insurance 0.5%
Asurion LLC (D)	8.375	02-01-34	2,074,000	2,046,225
Athene Global Funding (D)	4.721	10-08-29	1,262,000	1,244,448
Athene Global Funding (D)	5.322	11-13-31	1,531,000	1,525,121
Athene Holding, Ltd.	3.500	01-15-31	1,344,000	1,250,561
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,102,000	1,070,199
Augusta SpinCo Corp.	4.945	03-23-33	940,000	935,429
CNO Financial Group, Inc.	5.250	05-30-29	2,753,000	2,765,543
CNO Financial Group, Inc. (C)	6.450	06-15-34	1,127,000	1,170,365
CNO Global Funding (D)	4.700	12-11-30	999,000	989,445
GA Global Funding Trust (D)	4.500	09-18-30	2,877,000	2,792,461
GA Global Funding Trust (D)	5.200	12-09-31	1,523,000	1,503,186
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)(D)	7.950	10-15-54	781,000	783,210
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	1,553,000	1,536,023
MassMutual Global Funding II (C)(D)	4.350	09-17-31	2,064,000	2,027,127
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,448,000	2,507,687
Panther Escrow Issuer LLC (D)	7.125	06-01-31	2,363,000	2,374,065
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%) (C)	6.650	09-15-55	2,107,000	2,137,741
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	2,795,000	2,239,751
Mortgage real estate investment trusts 0.0%
Starwood Property Trust, Inc. (D)	6.000	04-15-30	1,448,000	1,464,923
Health care 1.0%				67,905,132
Biotechnology 0.3%
AbbVie, Inc.	4.400	03-15-33	2,350,000	2,306,855
AbbVie, Inc.	5.050	03-15-34	4,871,000	4,938,404
Amgen, Inc.	5.250	03-02-33	8,147,000	8,337,173
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	22

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Biotechnology (continued)
Amgen, Inc.	5.650	03-02-53	3,051,000	$2,933,914
Health care equipment and supplies 0.2%
Abbott Laboratories	4.300	03-15-33	6,756,000	6,599,412
Medtronic Global Holdings SCA	4.500	03-30-33	1,252,000	1,238,302
Solventum Corp. (C)	5.450	03-13-31	3,506,000	3,602,535
Health care providers and services 0.4%
Centene Corp.	3.000	10-15-30	2,014,000	1,810,723
Centene Corp. (C)	3.375	02-15-30	1,195,000	1,110,440
CVS Health Corp.	5.000	09-15-32	2,584,000	2,592,109
DaVita, Inc. (D)	4.625	06-01-30	1,362,000	1,318,488
Fresenius Medical Care US Finance III, Inc. (D)	2.375	02-16-31	3,789,000	3,371,422
HCA, Inc.	4.300	11-15-30	770,000	756,633
HCA, Inc.	4.600	11-15-32	1,206,000	1,176,139
HCA, Inc.	5.000	05-15-33	2,686,000	2,668,284
HCA, Inc.	5.450	04-01-31	1,813,000	1,861,378
Horizon Mutual Holdings, Inc. (D)	6.200	11-15-34	2,621,000	2,476,179
Rede D’Or Finance Sarl (D)	6.550	04-28-36	2,471,000	2,439,371
Tenet Healthcare Corp. (D)	5.500	11-15-32	2,020,000	2,014,848
Universal Health Services, Inc.	2.650	10-15-30	2,885,000	2,606,849
Life sciences tools and services 0.0%
Thermo Fisher Scientific, Inc.	4.473	10-07-32	1,254,000	1,239,604
Pharmaceuticals 0.1%
Endo Finance Holdings LP (C)(D)	8.500	04-15-31	1,159,000	1,228,598
IQVIA, Inc.	6.250	02-01-29	1,125,000	1,166,947
Merck & Company, Inc.	4.450	12-04-32	1,252,000	1,240,065
Pfizer Investment Enterprises Pte, Ltd. (C)	4.750	05-19-33	1,251,000	1,245,635
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	372,000	389,736
Teva Pharmaceutical Finance Netherlands III BV (C)	4.100	10-01-46	2,527,000	1,946,211
Teva Pharmaceutical Finance Netherlands III BV (C)	6.000	12-01-32	1,265,000	1,317,194
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	1,921,000	1,971,684
Industrials 1.5%				98,662,332
Aerospace and defense 0.2%
DAE Funding LLC (D)	4.950	01-15-33	3,056,000	2,937,459
Efesto Bidco SpA Efesto US LLC (D)	7.500	02-15-32	1,557,000	1,550,568
Hexcel Corp.	4.900	05-15-31	363,000	363,193
Honeywell Aerospace, Inc. (D)	4.600	03-16-33	1,560,000	1,540,252
The Boeing Company (C)	6.528	05-01-34	6,894,000	7,539,414
23	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products 0.1%
Builders FirstSource, Inc. (D)	4.250	02-01-32	1,920,000	$1,781,063
Builders FirstSource, Inc. (D)	6.375	03-01-34	1,844,000	1,834,849
Commercial services and supplies 0.1%
Cimpress PLC (D)	7.375	09-15-32	1,619,000	1,639,545
Garda World Security Corp. (D)	6.500	01-15-31	1,339,000	1,367,888
Waste Management, Inc.	4.150	04-15-32	1,252,000	1,227,578
Construction and engineering 0.1%
CIMIC Finance USA Pty, Ltd. (D)	7.000	03-25-34	2,381,000	2,534,437
CIMIC Finance, Ltd. (D)	6.000	04-22-36	1,865,000	1,840,494
HTA Group, Ltd. (C)(D)	6.750	04-01-31	890,000	903,639
MasTec, Inc.	5.900	06-15-29	1,156,000	1,191,893
WSP Global, Inc. (D)	5.714	09-18-36	2,574,000	2,558,359
Electrical equipment 0.0%
Eaton Corp.	4.500	03-06-33	914,000	900,338
Ground transportation 0.0%
Union Pacific Corp.	2.800	02-14-32	1,252,000	1,142,009
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	1,276,000	1,205,546
JB Poindexter & Company, Inc. (D)	8.750	12-15-31	1,109,000	1,149,193
Novartis Capital Corp.	4.600	03-18-33	2,472,000	2,454,735
Weir Group, Inc. (D)	5.350	05-06-30	1,384,000	1,403,760
Passenger airlines 0.7%
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	2,158,902	2,123,126
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	361,298	345,676
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,389,240	1,355,196
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,569,138	1,530,817
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	890,221	846,678
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	2,424,554	2,221,202
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,932,225	1,809,110
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	763,242	746,458
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	3,293,953	2,960,071
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	1,681,675	1,603,737
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	2,260,000	2,203,505
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	24

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	988,000	$982,221
American Airlines 2026-1 Class A Pass Through Trust (G)	5.250	11-10-38	2,583,000	2,574,786
American Airlines 2026-1 Class B Pass Through Trust (G)	5.750	05-10-35	2,685,000	2,687,320
Azul Secured Finance LLP (D)	9.875	02-15-31	1,066,000	948,740
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	441,085	426,994
Delta Air Lines, Inc.	5.250	07-10-30	1,194,000	1,203,319
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	2,627,129	2,320,709
JetBlue 2020-1 Class A Pass Through Trust	4.000	11-15-32	834,291	786,909
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,773,048	1,715,799
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,696,957	1,642,331
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	3,704,435	3,839,465
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,898,286	1,905,621
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	2,380,375	2,425,438
United Airlines Holdings, Inc.	4.875	03-01-29	1,529,000	1,506,159
United Airlines Holdings, Inc.	5.375	03-01-31	1,147,000	1,130,499
United Airlines, Inc. (D)	4.625	04-15-29	689,000	680,129
Trading companies and distributors 0.2%
AerCap Ireland Capital DAC	3.300	01-30-32	6,843,000	6,254,758
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	1,323,000	1,346,825
Ashtead Capital, Inc. (D)	5.550	05-30-33	3,072,000	3,116,623
BlueLinx Holdings, Inc. (C)(D)	6.000	11-15-29	1,789,000	1,737,426
WESCO Distribution, Inc. (C)(D)	5.500	04-15-34	1,118,000	1,115,125
Transportation infrastructure 0.0%
Aeropuertos Dominicanos Siglo XXI SA (D)	7.000	06-30-34	1,351,000	1,402,622
Corp Quiport SA (D)	9.000	12-15-37	93,000	100,726
Information technology 1.1%				70,661,196
Communications equipment 0.1%
Motorola Solutions, Inc. (C)	2.300	11-15-30	3,382,000	3,054,911
Motorola Solutions, Inc.	2.750	05-24-31	2,626,000	2,394,499
Electronic equipment, instruments and components 0.1%
Amphenol Corp.	4.400	02-15-33	1,252,000	1,223,814
Jabil, Inc.	4.750	02-01-33	1,141,000	1,111,320
TD SYNNEX Corp.	5.300	10-10-35	2,418,000	2,368,488
25	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services 0.1%
CoreWeave, Inc. (D)	9.000	02-01-31	1,676,000	$1,665,373
CoreWeave, Inc. (D)	9.250	06-01-30	1,280,000	1,296,139
CoreWeave, Inc. (D)	9.750	10-01-31	1,230,000	1,237,122
Semiconductors and semiconductor equipment 0.4%
Broadcom, Inc.	3.419	04-15-33	5,928,000	5,431,280
Broadcom, Inc.	4.550	02-15-32	778,000	773,173
Broadcom, Inc.	4.800	02-15-36	2,389,000	2,331,417
Broadcom, Inc.	4.900	07-15-32	3,404,000	3,436,543
Foundry JV Holdco LLC (D)	6.100	01-25-36	2,495,000	2,619,190
Foundry JV Holdco LLC (D)	6.250	01-25-35	3,699,000	3,905,787
Kioxia Holdings Corp. (D)	6.625	07-24-33	2,853,000	2,982,417
KLA Corp.	4.650	07-15-32	1,256,000	1,262,375
Marvell Technology, Inc.	5.950	09-15-33	1,244,000	1,314,130
Micron Technology, Inc.	2.703	04-15-32	2,258,000	2,015,169
Qorvo, Inc. (D)	3.375	04-01-31	2,026,000	1,851,013
Qorvo, Inc.	4.375	10-15-29	1,350,000	1,324,066
Software 0.2%
Fair Isaac Corp. (D)	6.250	09-15-34	3,480,000	3,425,529
HUT 8 DC LLC (D)	6.192	11-15-42	1,818,000	1,833,047
Oracle Corp.	4.700	09-27-34	1,750,000	1,598,178
Oracle Corp.	4.800	09-26-32	1,493,000	1,419,642
Oracle Corp.	5.250	02-03-32	1,297,000	1,278,410
Oracle Corp. (C)	5.550	02-06-53	3,213,000	2,555,842
Oracle Corp.	5.700	02-04-36	1,110,000	1,065,987
WULF Compute LLC (D)	7.750	10-15-30	757,000	795,603
Technology hardware, storage and peripherals 0.2%
CDW LLC	5.100	03-01-30	561,000	562,640
Dell International LLC (C)	4.500	02-15-31	3,175,000	3,143,199
Dell International LLC	4.750	10-06-32	2,610,000	2,581,207
Dell International LLC	5.300	04-01-32	2,656,000	2,707,821
Dell International LLC (C)	5.400	04-15-34	4,025,000	4,095,865
Materials 0.4%				27,201,034
Chemicals 0.0%
SNF Group SACA (D)	5.626	03-31-31	2,830,000	2,864,409
Construction materials 0.1%
Cemex SAB de CV (C)(D)	3.875	07-11-31	1,861,000	1,761,003
JH North America Holdings, Inc. (D)	5.875	01-31-31	466,000	465,785
JH North America Holdings, Inc. (D)	6.125	07-31-32	1,792,000	1,795,806
Quikrete Holdings, Inc. (D)	6.375	03-01-32	735,000	746,597
Standard Building Solutions, Inc. (D)	5.875	03-15-34	1,795,000	1,749,905
Standard Building Solutions, Inc. (D)	6.250	08-01-33	1,377,000	1,376,117
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	26

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 0.1%
Ardagh Metal Packaging Finance USA LLC (C)(D)	6.250	01-30-31	1,362,000	$1,371,270
Canpack Group, Inc. (D)	6.000	05-15-31	679,000	679,317
Clydesdale Acquisition Holdings, Inc. (D)	6.875	01-15-30	1,497,000	1,463,620
Graphic Packaging International LLC (D)	3.500	03-01-29	1,389,000	1,318,008
Metals and mining 0.2%
Anglo American Capital PLC (D)	5.000	03-21-33	2,105,000	2,081,891
Australian MetCoal Financing Pty, Ltd. (D)	6.750	04-22-34	537,000	547,561
First Quantum Minerals, Ltd. (D)	6.375	02-15-36	925,000	909,338
First Quantum Minerals, Ltd. (D)	7.250	02-15-34	647,000	665,191
First Quantum Minerals, Ltd. (D)	8.000	03-01-33	1,117,000	1,173,677
First Quantum Minerals, Ltd. (C)(D)	8.625	06-01-31	586,000	611,024
Freeport-McMoRan, Inc.	5.400	11-14-34	1,616,000	1,644,619
Mineral Resources, Ltd. (D)	6.000	05-01-32	469,000	465,364
Mineral Resources, Ltd. (D)	6.250	05-01-34	469,000	463,103
Novelis Corp. (D)	4.750	01-30-30	1,850,000	1,772,268
Rio Tinto Finance USA PLC	5.000	03-14-32	1,252,000	1,275,161
Real estate 0.4%				29,305,458
Hotel and resort REITs 0.0%
XHR LP (D)	6.625	05-15-30	1,292,000	1,321,981
Industrial REITs 0.1%
FIBRA Prologis (D)	5.500	11-26-35	1,237,000	1,219,898
Prologis Targeted U.S. Logistics Fund LP (D)	4.250	01-15-31	1,330,000	1,304,120
Prologis Targeted U.S. Logistics Fund LP (D)	4.625	03-15-33	2,378,000	2,312,041
Trust 2401 (C)(D)	7.375	02-13-34	1,717,000	1,863,804
Office REITs 0.0%
Vornado Realty LP	5.750	02-01-33	2,023,000	2,026,430
Real estate management and development 0.0%
CoStar Group, Inc. (D)	2.800	07-15-30	2,992,000	2,716,714
Specialized REITs 0.3%
American Tower Corp.	4.700	12-15-32	1,843,000	1,820,316
American Tower Corp.	5.550	07-15-33	1,586,000	1,633,661
American Tower Corp. (C)	5.650	03-15-33	1,589,000	1,648,152
Iron Mountain Information Management Services, Inc. (D)	5.000	07-15-32	1,549,000	1,495,649
Iron Mountain, Inc. (D)	5.250	07-15-30	1,118,000	1,106,431
Millrose Properties, Inc. (D)	6.375	08-01-30	2,267,000	2,295,936
VICI Properties LP (D)	3.875	02-15-29	1,255,000	1,221,750
VICI Properties LP	5.125	11-15-31	3,067,000	3,058,180
VICI Properties LP	5.125	05-15-32	2,280,000	2,260,395
27	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 1.4%				$91,321,810
Electric utilities 0.8%
American Electric Power Company, Inc. (C)	5.625	03-01-33	555,000	574,031
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	1,252,000	1,244,974
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	632,000	629,989
Atlantica Transmision Sur SA (D)	6.875	04-30-43	500,873	533,429
Constellation Energy Generation LLC	4.400	01-15-31	1,200,000	1,187,557
Constellation Energy Generation LLC	6.500	10-01-53	1,195,000	1,269,406
Duke Energy Corp.	5.750	09-15-33	2,050,000	2,143,872
Electricite de France SA (C)(D)	5.650	04-22-29	3,054,000	3,146,942
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (D)(E)	9.125	03-15-33	2,564,000	2,989,742
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%) (C)	5.875	06-15-56	2,557,000	2,558,033
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	1,264,000	1,259,621
Exelon Corp.	5.125	03-15-31	929,000	943,065
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	623,000	644,274
Georgia Power Company	4.950	05-17-33	1,252,000	1,260,847
Israel Electric Corp., Ltd. (D)	5.633	01-28-38	772,000	767,214
NextEra Energy Capital Holdings, Inc.	2.440	01-15-32	1,625,000	1,435,666
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,382,000	1,410,377
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%) (C)	6.500	08-15-55	521,000	541,731
NRG Energy, Inc. (D)	3.625	02-15-31	1,363,000	1,266,141
NRG Energy, Inc. (D)	3.875	02-15-32	2,760,000	2,553,573
NRG Energy, Inc. (D)	5.407	10-15-35	1,912,000	1,875,304
NRG Energy, Inc. (D)	5.750	01-15-34	1,184,000	1,175,253
NRG Energy, Inc. (C)(D)	6.000	02-01-33	1,057,000	1,065,173
NRG Energy, Inc. (D)	6.125	05-15-36	1,387,000	1,381,759
NRG Energy, Inc. (D)	7.000	03-15-33	3,312,000	3,600,300
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (D)(E)	10.250	03-15-28	1,489,000	1,617,503
Pacific Gas & Electric Company	5.800	05-15-34	1,702,000	1,745,445
PacifiCorp (7.125% to 8-15-31, then 5 Year CMT + 3.292%)	7.125	08-15-56	2,085,000	2,078,197
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	1,859,000	1,884,786
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (D)	4.750	02-03-31	1,232,000	1,207,090
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	28

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	1,344,000	$1,343,731
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	3,217,000	3,308,868
The Southern Company	5.700	03-15-34	1,652,000	1,711,177
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	2,274,000	2,342,325
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (D)	7.200	10-15-54	714,000	741,801
Independent power and renewable electricity producers 0.3%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	1,772,734	1,666,370
Capital Power US Holdings, Inc. (D)	5.257	06-01-28	1,044,000	1,051,323
Capital Power US Holdings, Inc. (D)	6.189	06-01-35	1,710,000	1,764,310
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (D)(E)	8.000	10-15-26	728,000	734,398
Vistra Operations Company LLC (D)	4.300	07-15-29	1,636,000	1,605,501
Vistra Operations Company LLC (D)	4.700	01-31-31	950,000	935,277
Vistra Operations Company LLC (D)	5.000	04-30-31	2,602,000	2,594,601
Vistra Operations Company LLC (D)	5.250	04-30-33	2,571,000	2,561,878
Vistra Operations Company LLC (D)	6.000	04-15-34	2,077,000	2,143,175
Vistra Operations Company LLC (D)	6.950	10-15-33	2,443,000	2,660,190
Multi-utilities 0.3%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%) (C)	5.950	04-01-56	1,518,000	1,511,763
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (C)	6.850	02-15-55	628,000	663,204
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	810,000	835,621
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	1,776,000	1,776,931
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	2,531,000	2,535,675
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,554,000	1,610,132
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	877,000	935,135
NiSource, Inc.	3.600	05-01-30	789,000	761,677
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%) (C)	5.750	07-15-56	2,020,000	2,020,368
San Diego Gas & Electric Company	5.200	03-15-36	714,000	712,168
Sempra (C)	5.500	08-01-33	1,630,000	1,679,349
29	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	1,855,000	$1,869,328

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	1,262,000	1,254,240
Municipal bonds 0.0%				$942,934
(Cost $1,307,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	942,934
Term loans (H) 0.1%				$5,866,656
(Cost $5,851,420)
Health care 0.0%				837,982
Pharmaceuticals 0.0%
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.402	04-23-31	847,946	837,982
Industrials 0.1%				3,687,575
Commercial services and supplies 0.1%
GFL Environmental Services, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.166	03-03-32	1,102,460	1,103,838
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.652	05-21-32	2,587,515	2,583,737
Materials 0.0%				1,341,099
Construction materials 0.0%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.902	02-10-32	1,340,589	1,341,099
Collateralized mortgage obligations 2.3%				$151,430,641
(Cost $149,916,323)
Commercial and residential 2.0%				129,171,512
A&D Mortgage Trust
Series 2025-NQM5, Class A1 (5.120% to 11-1-29, then 6.120% thereafter) (D)	5.120	12-25-70	1,266,306	1,262,112
Series 2026-NQM1, Class A1 (D)(I)	4.912	02-25-71	1,741,710	1,728,442
Series 2026-NQM2, Class A1 (D)(I)	4.811	03-25-71	2,440,532	2,425,039
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (D)(I)	0.990	04-25-53	218,899	211,571
Series 2021-5, Class A1 (D)(I)	0.951	07-25-66	1,112,476	968,367
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (D)	4.800	11-26-68	1,355,502	1,346,250
Series 2025-10, Class A1 (D)(I)	4.960	09-25-70	836,942	833,778
Series 2025-11, Class A1 (D)(I)	4.975	10-25-70	1,286,282	1,281,490
Series 2026-1, Class A1 (D)(I)	4.747	02-25-71	2,344,381	2,323,914
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	30

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (D)(I)	1.175	10-25-48	489,198	$450,112
Avenue of Americas
Series 2025-1301, Class A (D)(I)	5.227	08-11-42	1,848,000	1,856,085
BAHA Trust
Series 2024-MAR, Class A (D)(I)	6.171	12-10-41	2,731,000	2,791,161
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (D)(I)	3.843	11-05-32	575,000	523,641
BANK5
Series 2025-5YR18, Class A3	5.145	12-15-58	1,741,000	1,769,611
Series 2025-5YR19, Class A3	5.270	12-15-58	1,246,000	1,272,496
Series 2026-5YR20, Class A3	5.104	02-15-59	768,000	779,815
Series 2026-5YR21, Class A3	5.525	04-15-59	1,211,000	1,249,532
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	587,828	552,711
Series 2024-5C29, Class A3	5.208	09-15-57	609,000	617,979
Series 2024-5C31, Class A3	5.609	12-15-57	703,000	724,056
Series 2025-5C33, Class A4	5.839	03-15-58	2,570,000	2,666,930
Series 2025-5C38, Class A3	5.146	11-15-58	1,390,000	1,412,239
Series 2026-5C40, Class A3	5.248	02-15-59	1,262,000	1,288,407
Series 2026-5C41, Class A1 (G)	5.438	05-15-69	1,722,000	1,773,589
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	452,551	445,224
Series 2019-B13, Class A2	2.889	08-15-57	517,112	497,243
Series 2024-V12, Class A3	5.738	12-15-57	2,240,000	2,313,305
Series 2026-V20, Class A3	5.184	02-15-59	949,000	965,959
BMO Mortgage Trust
Series 2024-5C8, Class A3 (I)	5.625	12-15-57	658,000	676,191
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (D)(I)	0.941	02-25-49	392,538	372,199
BX Trust
Series 2019-OC11, Class A (D)	3.202	12-09-41	927,000	879,178
Series 2022-CLS, Class A (D)	5.760	10-13-27	1,528,000	1,528,016
CENT Trust
Series 2025-CITY, Class A (D)(I)	5.091	07-10-40	1,346,000	1,352,255
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (D)(I)	6.015	06-12-40	1,359,000	1,386,223
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (D)(I)	0.924	08-25-66	744,382	628,961
Series 2021-3, Class A1 (D)(I)	0.956	09-27-66	1,065,896	892,967
Series 2021-HX1, Class A1 (D)(I)	1.110	10-25-66	834,474	721,959
Series 2022-2, Class A1 (D)	3.994	02-25-67	1,393,476	1,328,997
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (D)	5.529	08-25-70	879,031	883,786
COLT Trust
Series 2020-RPL1, Class A1 (D)(I)	1.390	01-25-65	1,991,066	1,703,644
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.576	05-10-51	9,482,676	65,217
31	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1 (D)(I)	1.179	02-25-66	676,841	$607,746
Series 2021-NQM3, Class A1 (D)(I)	1.015	04-25-66	550,869	485,178
Series 2021-NQM6, Class A1 (D)(I)	1.174	07-25-66	1,424,139	1,226,933
Cross Mortgage Trust
Series 2025-H8, Class A1 (D)(I)	5.003	11-25-70	1,230,134	1,226,257
Series 2025-H9, Class A1 (D)(I)	5.036	11-25-70	1,570,148	1,566,142
Series 2026-NQM1, Class A1 (D)(I)	4.699	02-25-61	2,236,234	2,217,769
Ellington Financial Mortgage Trust
Series 2021-2, Class A1 (D)(I)	0.931	06-25-66	728,936	616,879
Series 2025-INV4, Class A1 (D)	5.100	10-25-70	824,126	822,819
Series 2026-NQM1, Class A1 (D)(I)	4.771	02-25-71	1,291,751	1,282,977
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(I)	2.500	02-01-51	1,605,216	1,329,301
GCAT Trust
Series 2021-NQM1, Class A1 (D)(I)	0.874	01-25-66	406,763	363,503
Series 2021-NQM2, Class A1 (D)(I)	1.036	05-25-66	519,579	457,042
Series 2021-NQM3, Class A1 (D)(I)	1.091	05-25-66	1,528,129	1,343,772
Series 2025-NQM5, Class A1 (D)(I)	4.981	08-25-70	1,452,720	1,446,973
GGP Trust
Series 2026-TY, Class A (D)(I)	4.825	03-05-43	1,961,000	1,941,643
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (D)(I)	1.382	09-27-60	74,474	71,133
Series 2021-NQM1, Class A1 (D)(I)	1.017	07-25-61	279,655	258,196
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (D)(I)	5.649	01-13-40	1,915,000	1,960,301
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (D)(I)	1.071	06-25-56	472,700	423,406
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	1,161,000	1,044,912
MFA Trust
Series 2021-NQM1, Class A1 (D)(I)	1.153	04-25-65	255,349	240,384
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (D)(I)	5.119	11-25-70	1,091,661	1,088,889
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class A (D)(I)	5.153	05-15-43	958,000	958,508
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (D)(I)	4.460	01-15-43	380,000	357,661
New Residential Mortgage Loan Trust
Series 2025-NQM6, Class A1 (D)(I)	5.085	10-25-65	1,855,062	1,851,814
Series 2026-NQM1, Class A1 (D)(I)	4.824	11-25-65	1,331,484	1,321,558
Series 2026-NQM2, Class A1 (D)(I)	4.743	12-25-65	1,012,702	1,003,445
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (D)(I)	4.455	11-05-41	1,487,000	1,463,683
NYMT Loan Trust
Series 2022-CP1, Class A1 (D)	2.042	07-25-61	685,346	644,471
OBX Trust
Series 2020-EXP2, Class A3 (D)(I)	2.500	05-25-60	292,822	249,765
Series 2021-NQM2, Class A1 (D)(I)	1.101	05-25-61	1,124,654	922,427
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	32

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM3, Class A1 (D)(I)	1.054	07-25-61	1,193,486	$1,001,751
Series 2025-NQM18, Class A1 (D)(I)	5.057	09-25-65	589,166	588,355
Series 2025-NQM19, Class A1 (D)(I)	4.869	10-25-65	1,284,112	1,276,589
Series 2025-NQM20, Class A1 (D)(I)	5.021	10-25-65	1,560,607	1,558,369
Series 2025-NQM21, Class A1 (D)(I)	4.989	10-25-65	997,872	995,730
Series 2025-NQM23, Class A1 (D)(I)	4.872	10-25-65	1,898,540	1,890,749
Series 2026-NQM1, Class A1 (D)(I)	4.846	11-25-65	1,270,574	1,263,526
Series 2026-NQM2, Class A1 (D)(I)	4.818	12-01-65	2,752,017	2,736,984
Series 2026-NQM3, Class A1 (D)(I)	4.652	01-25-66	2,294,514	2,275,338
PRKCM Trust
Series 2026-AFC1, Class A1 (D)(I)	4.677	02-25-61	1,095,815	1,085,161
Progress Residential Trust
Series 2025-SFR1, Class A (D)	3.400	02-17-42	1,535,189	1,457,473
Series 2025-SFR2, Class A (D)	3.305	04-17-42	1,402,848	1,319,575
Series 2025-SFR5, Class A (D)	3.850	10-17-42	1,407,806	1,348,179
Series 2025-SFR6, Class A (D)	4.000	12-17-42	1,603,000	1,545,367
Series 2026-SFR1, Class A (D)	3.850	02-17-43	1,375,000	1,308,070
Series 2026-SFR2, Class A (D)	4.240	05-17-43	1,484,000	1,435,968
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (D)(I)	2.000	01-25-36	1,074,065	963,670
ROCK Trust
Series 2024-CNTR, Class A (D)	5.388	11-13-41	1,787,000	1,813,136
Series 2024-CNTR, Class D (D)	7.109	11-13-41	2,250,000	2,355,104
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	1,738,000	1,515,060
Series 2026-OMA, Class A (D)(I)	4.965	04-15-41	2,387,000	2,395,624
Towd Point Mortgage Trust
Series 2018-4, Class A1 (D)(I)	3.000	06-25-58	621,272	589,848
Series 2019-1, Class A1 (D)(I)	3.750	03-25-58	514,337	500,327
Series 2019-4, Class A1 (D)(I)	2.900	10-25-59	495,558	475,513
Series 2020-4, Class A1 (D)	1.750	10-25-60	1,017,203	927,999
Series 2024-4, Class A1A (D)(I)	4.531	10-27-64	2,260,786	2,264,997
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (D)(I)	5.229	07-13-44	1,412,000	1,413,305
Verus Securitization Trust
Series 2021-3, Class A1 (D)(I)	1.046	06-25-66	736,222	650,650
Series 2021-4, Class A1 (D)(I)	0.938	07-25-66	489,115	417,310
Series 2021-5, Class A1 (D)(I)	1.013	09-25-66	826,141	712,411
Series 2021-R1, Class A1 (D)(I)	0.820	10-25-63	137,507	133,235
Series 2025-11, Class A1 (D)(I)	4.914	11-25-70	1,976,218	1,966,219
Series 2025-R2, Class A1 (D)(I)	5.086	07-25-67	971,452	967,370
Series 2026-2, Class A1 (D)(I)	4.590	02-25-71	1,740,171	1,726,169
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	1,285,000	1,328,566
Series 2025-5C6, Class A3	5.186	10-15-58	1,591,000	1,618,507
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (D)(I)	5.528	07-15-40	1,772,000	1,803,170
33	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 0.3%				$22,259,129
Government National Mortgage Association
Series 2012-114, Class IO	0.636	01-16-53	562,898	8,179
Series 2016-174, Class IO	0.724	11-16-56	1,141,393	34,181
Series 2017-109, Class IO	0.202	04-16-57	985,809	7,699
Series 2017-124, Class IO	0.633	01-16-59	835,034	29,570
Series 2017-135, Class IO	0.692	10-16-58	2,272,176	75,954
Series 2017-140, Class IO	0.485	02-16-59	1,186,743	29,384
Series 2017-159, Class IO	0.413	06-16-59	1,719,231	40,573
Series 2017-169, Class IO	0.520	01-16-60	19,802,578	526,731
Series 2017-20, Class IO	0.476	12-16-58	1,938,139	36,872
Series 2017-22, Class IO	0.739	12-16-57	699,871	23,316
Series 2017-41, Class IO	0.490	07-16-58	851,359	19,163
Series 2017-46, Class IO	0.651	11-16-57	1,806,677	65,549
Series 2017-61, Class IO	0.688	05-16-59	691,938	23,096
Series 2018-158, Class IO	0.800	05-16-61	2,859,218	159,184
Series 2018-35, Class IO	0.545	03-16-60	3,290,724	98,331
Series 2018-43, Class IO	0.455	05-16-60	3,396,853	105,436
Series 2018-68, Class IO	0.425	01-16-60	5,637,052	163,881
Series 2018-69, Class IO	0.610	04-16-60	3,063,086	133,484
Series 2018-81, Class IO	0.487	01-16-60	4,473,646	177,661
Series 2018-9, Class IO	0.444	01-16-60	5,800,205	165,502
Series 2019-131, Class IO	0.803	07-16-61	2,892,173	159,617
Series 2020-100, Class IO	0.787	05-16-62	3,919,176	227,456
Series 2020-108, Class IO	0.847	06-16-62	22,486,850	1,337,077
Series 2020-114, Class IO	0.799	09-16-62	10,121,578	547,262
Series 2020-118, Class IO	0.887	06-16-62	8,620,929	525,499
Series 2020-119, Class IO	0.607	08-16-62	4,202,310	186,121
Series 2020-120, Class IO	0.759	05-16-62	2,486,341	140,525
Series 2020-137, Class IO	0.799	09-16-62	18,062,432	1,075,782
Series 2020-150, Class IO	0.967	12-16-62	8,163,465	541,551
Series 2020-170, Class IO	0.836	11-16-62	10,635,165	663,205
Series 2020-92, Class IO	0.869	02-16-62	8,870,140	531,554
Series 2021-110, Class IO	0.876	11-16-63	7,003,843	457,406
Series 2021-163, Class IO	0.803	03-16-64	8,518,577	473,760
Series 2021-183, Class IO	0.870	01-16-63	6,786,423	436,740
Series 2021-3, Class IO	0.871	09-16-62	19,489,548	1,201,531
Series 2021-40, Class IO	0.822	02-16-63	3,877,154	229,724
Series 2021-47, Class IO	0.992	03-16-61	25,234,943	1,635,073
Series 2022-17, Class IO	0.802	06-16-64	10,439,734	563,976
Series 2022-181, Class IO	0.721	07-16-64	5,201,876	303,526
Series 2022-21, Class IO	0.785	10-16-63	4,580,742	273,050
Series 2022-53, Class IO	0.703	06-16-64	16,545,983	722,829
Series 2022-57, Class IO	0.756	09-16-63	12,726,639	609,323
Series 2023-197, Class IO	1.244	09-16-65	3,583,488	289,034
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	34

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2024-135, Class IO	0.833	11-16-66	33,981,530	$2,039,799
Series 2024-179, Class XI IO	0.831	12-16-66	18,162,585	1,240,377
Series 2024-193, Class IO	0.701	12-16-66	3,966,312	239,334
Series 2025-126, Class IO	0.767	05-16-67	32,609,334	2,228,727

Series 2025-128, Class IO	0.926	09-16-67	18,543,676	1,455,525
Asset-backed securities 2.2%				$147,158,945
(Cost $150,134,727)
Asset-backed securities 2.2%				147,158,945
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (D)	3.199	12-29-30	378,267	344,319
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (D)	6.500	11-16-48	1,131,000	1,140,481
AMSR Trust
Series 2025-SFR1, Class A (D)	3.655	06-17-42	714,000	680,985
Series 2025-SFR2, Class A (D)	4.275	11-17-42	1,197,000	1,167,643
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	2,245,320	2,194,230
Canon Music Issuer Trust
Series 2026-1A, Class A (D)	5.521	05-01-76	1,098,000	1,099,691
Carmax Auto Owner Trust
Series 2026-2, Class A3	4.220	06-16-31	1,459,000	1,458,730
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	2,325,211	1,935,416
Series 2021-1A, Class A1 (D)	1.530	03-15-61	2,150,489	1,751,266
CLI Funding IX LLC
Series 2025-1A, Class A (D)	5.350	06-20-50	1,596,923	1,599,839
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	1,607,726	1,510,509
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	1,064,678	986,570
Series 2022-1A, Class A (D)	2.720	01-18-47	1,515,312	1,398,049
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (D)	5.250	02-25-49	1,451,000	1,452,902
Series 2025-1A, Class A1 (D)	5.316	05-25-50	1,295,000	1,299,324
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (D)	5.835	02-25-50	713,000	718,256
Concord Music Royalties LLC
Series 2025-2A, Class A (D)	5.785	07-20-75	1,328,000	1,335,380
Consolidated Communications LLC
Series 2025-1A, Class A2 (D)	6.000	05-20-55	1,582,000	1,607,304
Series 2025-4A, Class A2 (D)	5.522	12-20-55	983,000	990,785
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (D)	4.300	04-20-48	2,522,000	2,461,143
Series 2024-2A, Class A2 (D)	4.500	05-20-49	2,420,000	2,351,951
DataBank Issuer LLC
Series 2026-1A, Class A2 (D)	5.811	02-25-56	1,610,000	1,611,139
35	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	1,265,000	$1,254,039
Series 2025-1A, Class A2I (D)	4.891	08-20-55	903,735	895,122
Series 2025-1A, Class A2II (D)	5.165	08-20-55	965,580	951,150
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	514,000	502,369
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2I (D)	2.662	04-25-51	1,884,705	1,786,936
Series 2025-1A, Class A2I (D)	4.930	07-25-55	1,297,000	1,290,490
Series 2025-1A, Class A2II (D)	5.217	07-25-55	1,158,000	1,147,857
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	1,659,069	1,555,090
Series 2021-1A, Class A2 (D)	2.791	10-20-51	2,232,095	2,009,151
Series 2025-1A, Class A2 (D)	5.296	10-20-55	1,251,710	1,126,724
FirstKey Homes Trust
Series 2021-SFR1, Class D (D)	2.189	08-17-38	1,729,000	1,713,824
Flexential Issuer LLC
Series 2025-1A, Class A2 (D)	6.030	10-25-60	1,002,000	996,484
Ford Credit Auto Owner Trust
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) (D)	4.320	08-15-38	2,301,000	2,283,643
GBX Leasing LLC
Series 2026-1A, Class A (D)	5.130	02-20-56	1,701,577	1,683,971
GM Financial Consumer Automobile Receivables Trust
Series 2026-2, Class A3	4.150	08-18-31	2,117,000	2,114,731
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (D)	4.980	12-11-36	1,462,000	1,488,520
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	256,356	251,391
Series 2021-1A, Class A2 (D)	2.773	04-20-29	843,745	776,415
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (D)	3.939	02-01-62	2,912,000	2,890,293
Hotwire Funding LLC
Series 2021-1, Class A2 (D)	2.311	11-20-51	1,982,000	1,956,920
Series 2024-1A, Class A2 (D)	5.893	06-20-54	646,000	653,833
Invitation Homes Trust
Series 2024-SFR1, Class A (D)	4.000	09-17-41	2,341,129	2,280,730
Iskandar Enterprise LLC
Series 2026-1A, Class A21 (D)	5.049	04-17-56	2,872,000	2,871,461
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (D)	5.636	02-15-55	1,786,950	1,805,992
Series 2025-1A, Class A2 (D)	5.610	08-16-55	2,170,095	2,198,116
Series 2026-1A, Class A2I (D)	4.952	02-15-56	2,090,000	2,069,847
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (D)	5.219	02-25-56	942,000	939,012
Lyra Music Assets LP
Series 2025-1A, Class A2 (D)	5.604	09-20-65	1,641,161	1,649,618
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	36

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (D)	5.400	08-20-55	1,969,000	$1,984,589
Series 2025-4A, Class A2 (D)	5.163	12-20-55	1,033,000	1,032,086
Series 2026-1A, Class A2 (D)	5.273	04-20-56	1,234,000	1,237,280
Navient Refinance Loan Trust
Series 2026-A, Class A (D)	4.500	01-18-56	2,231,023	2,198,778
Navient Student Loan Trust
Series 2020-2A, Class A1A (D)	1.320	08-26-69	698,422	594,983
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	3,316,605	3,175,942
Series 2022-1A, Class A2 (D)	3.695	01-30-52	1,409,280	1,335,240
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	2,951,000	2,478,840
Series 2021-1, Class B1 (D)	2.410	10-20-61	1,544,000	918,680
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (D)	3.104	07-25-26	154,879	153,954
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (D)	5.000	09-15-48	1,740,000	1,731,532
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (D)(F)	5.153	01-15-38	1,128,000	1,128,564
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (D)(F)	4.973	04-15-38	1,181,000	1,181,646
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (D)	5.482	01-20-51	1,495,000	1,481,480
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (D)	5.673	07-25-55	1,439,000	1,412,836
ServiceMaster Funding LLC
Series 2021-1, Class A2II (D)	3.113	07-30-51	1,571,174	1,346,938
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (D)	6.174	01-25-54	726,180	743,611
Sesac Finance LLC
Series 2025-1, Class A2 (D)	5.500	07-25-55	1,600,000	1,564,701
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (D)	1.070	01-15-53	489,071	447,240
Series 2024-A, Class A1A (D)	5.240	03-15-56	2,231,190	2,241,779
Series 2024-E, Class A1A (D)	5.090	10-16-56	1,256,358	1,261,842
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	2,376,257	2,355,460
Series 2020-1A, Class A2II (D)	4.336	01-20-50	1,527,257	1,443,987
Series 2021-1A, Class A2I (D)	2.190	08-20-51	1,858,717	1,728,533
Sprite, Ltd.
Series 2026-1, Class A (D)	5.227	03-15-41	1,402,202	1,376,000
Subway Funding LLC
Series 2024-1A, Class A2I (D)	6.028	07-30-54	948,000	954,893
Series 2024-1A, Class A2II (D)	6.268	07-30-54	1,095,138	1,102,412
Series 2024-3A, Class A23 (D)	5.914	07-30-54	2,647,488	2,556,821
37	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Summit Issuer LLC
Series 2025-1A, Class A2 (D)	5.208	11-20-55	1,742,000	$1,743,019
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (D)	5.440	06-25-54	582,000	577,185
Series 2025-1A, Class A2 (D)	5.036	03-25-55	2,362,000	2,290,690
Series 2025-2A, Class A21 (D)	5.121	10-25-55	1,156,000	1,139,381
Taco Bell Funding LLC
Series 2025-1A, Class A2I (D)	4.821	08-25-55	1,901,000	1,879,415
Series 2025-1A, Class A2II (D)	5.049	08-25-55	1,484,000	1,451,351
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	1,496,340	1,366,461
Toyota Auto Receivables Owner Trust
Series 2026-B, Class A3	4.130	12-16-30	3,076,000	3,071,081
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	1,993,956	1,876,767
Series 2021-1A, Class A (D)	1.860	03-20-46	1,131,858	1,044,838
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (D)	5.877	04-20-55	1,050,000	1,065,931
Series 2025-2A, Class A2 (D)	5.177	01-20-56	1,007,000	999,017
Vantage Data Centers LLC
Series 2020-2A, Class A2 (D)	1.992	09-15-45	1,634,000	1,564,945
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (D)	4.693	03-15-56	1,157,000	1,131,273
Verizon Master Trust
Series 2025-9, Class A1A	3.960	10-21-30	1,536,000	1,532,780
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	2,387,534	2,208,204
Willis Engine Structured Trust IX
Series 2025-B, Class A (D)	5.159	12-15-50	1,067,651	1,060,694
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	297,375	288,306
Willis Engine Structured Trust VIII
Series 2025-A, Class A (D)	5.582	06-15-50	816,574	824,000
Wingstop Funding LLC
Series 2024-1A, Class A2 (D)	5.858	12-05-54	1,002,000	1,016,446
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	1,574,795	1,500,369
Zayo Issuer LLC
Series 2025-1A, Class A2 (D)	5.648	03-20-55	2,098,000	2,116,504

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.9%				$58,496,826
(Cost $58,499,229)
U.S. Government Agency 0.5%				29,997,008
Federal Agricultural Mortgage Corp. Discount Note	3.550	05-01-26	30,000,000	29,997,008

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	38

	Yield (%)	Shares	Value
Short-term funds 0.4%			28,499,818
John Hancock Collateral Trust (J)	3.5556(K)	2,849,526	28,499,818

Total investments (Cost $4,795,758,226) 99.2%	$6,561,573,895
Other assets and liabilities, net 0.8%	51,640,101
Total net assets 100.0%	$6,613,213,996

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 4-30-26.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $660,457,815 or 10.0% of the fund’s net assets as of 4-30-26.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Security purchased or sold on a when-issued or delayed-delivery basis.
(H)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 4-30-26.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $4,804,499,729. Net unrealized appreciation aggregated to $1,757,074,166, of which $1,836,348,265 related to gross unrealized appreciation and $79,274,099 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 4-30-26:
United States	89.6%
France	2.4%
Ireland	1.9%
Canada	1.3%
United Kingdom	1.0%
Other countries	3.8%
TOTAL	100.0%
39	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $4,767,258,997) including $61,973,650 of securities loaned	$6,533,074,077
Affiliated investments, at value (Cost $28,499,229)	28,499,818
Total investments, at value (Cost $4,795,758,226)	6,561,573,895
Receivable for futures variation margin	71,486
Cash	68,644,560
Foreign currency, at value (Cost $1,158,751)	1,163,852
Collateral held at broker for futures contracts	470,000
Dividends and interest receivable	23,230,765
Receivable for fund shares sold	6,458,097
Receivable for investments sold	5,986,300
Receivable for securities lending income	14,164
Other assets	491,767
Total assets	6,668,104,886
Liabilities
Payable for investments purchased	12,915,119
Payable for delayed-delivery securities purchased	7,041,589
Payable for fund shares repurchased	5,220,768
Payable upon return of securities loaned	28,506,515
Payable to affiliates
Accounting and legal services fees	355,059
Transfer agent fees	465,899
Distribution and service fees	129,647
Trustees’ fees	8,073
Other liabilities and accrued expenses	248,221
Total liabilities	54,890,890
Net assets	$6,613,213,996
Net assets consist of
Paid-in capital	$4,507,619,128
Total distributable earnings (loss)	2,105,594,868
Net assets	$6,613,213,996
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	40

STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($4,132,205,443 ÷ 132,296,820 shares)[1]	$31.23
Class C ($155,801,462 ÷ 4,998,184 shares)[1]	$31.17
Class I ($1,093,214,995 ÷ 35,046,723 shares)	$31.19
Class R2 ($9,580,852 ÷ 307,014 shares)	$31.21
Class R4 ($31,693,570 ÷ 1,008,361 shares)	$31.43
Class R5 ($2,165,249 ÷ 69,037 shares)	$31.36
Class R6 ($1,188,552,425 ÷ 38,027,407 shares)	$31.26
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$32.70

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
41	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Interest	$64,698,509
Dividends	19,123,926
Securities lending, net	70,180
Less foreign taxes withheld	(387,399)
Total investment income	83,505,216
Expenses
Investment management fees	17,758,019
Distribution and service fees	6,720,925
Accounting and legal services fees	603,179
Transfer agent fees	2,818,151
Trustees’ fees	69,751
Custodian fees	419,726
State registration fees	109,087
Printing and postage	93,355
Professional fees	106,007
Other	84,691
Total expenses	28,782,891
Less expense reductions	(303,711)
Net expenses	28,479,180
Net investment income	55,026,036
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	334,539,330
Affiliated investments	(4,551)
Futures contracts	71,232
334,606,011
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	120,152,367
Affiliated investments	(2,374)
120,149,993
Net realized and unrealized gain	454,756,004
Increase in net assets from operations	$509,782,040
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	42

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$55,026,036	$99,993,469
Net realized gain	334,606,011	652,491,178
Change in net unrealized appreciation (depreciation)	120,149,993	177,611,406
Increase in net assets resulting from operations	509,782,040	930,096,053
Distributions to shareholders
From earnings
Class A	(412,910,499)	(134,298,849)
Class C	(15,702,091)	(4,973,288)
Class I	(109,877,922)	(37,801,990)
Class R2	(943,427)	(377,703)
Class R4	(3,074,672)	(1,043,180)
Class R5	(235,553)	(83,780)
Class R6	(120,298,272)	(41,477,861)
Total distributions	(663,042,436)	(220,056,651)
From fund share transactions	495,394,356	113,596,353
Total increase	342,133,960	823,635,755
Net assets
Beginning of period	6,271,080,036	5,447,444,281
End of period	$6,613,213,996	$6,271,080,036
43	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$32.22	$28.56	$23.59	$22.25	$27.14	$22.51
Net investment income[2]	0.25	0.48	0.42	0.36	0.30	0.25
Net realized and unrealized gain (loss) on investments	2.16	4.29	4.97	1.36	(4.40)	4.75
Total from investment operations	2.41	4.77	5.39	1.72	(4.10)	5.00
Less distributions
From net investment income	(0.26)	(0.48)	(0.42)	(0.38)	(0.34)	(0.30)
From net realized gain	(3.14)	(0.63)	—	—	(0.45)	(0.07)
Total distributions	(3.40)	(1.11)	(0.42)	(0.38)	(0.79)	(0.37)
Net asset value, end of period	$31.23	$32.22	$28.56	$23.59	$22.25	$27.14
Total return (%)[3,4]	8.22[5]	17.17	22.91	7.76	(15.46)	22.38
Ratios and supplemental data
Net assets, end of period (in millions)	$4,132	$3,931	$3,409	$2,625	$2,396	$2,592
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[6]	1.03	1.04	1.05	1.04	1.04
Expenses including reductions	1.01[6]	1.02	1.03	1.04	1.03	1.03
Net investment income	1.65[6]	1.63	1.52	1.53	1.22	0.96
Portfolio turnover (%)	37	71	67	62	61	65

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	44

CLASS C SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$32.16	$28.51	$23.54	$22.22	$27.09	$22.48
Net investment income[2]	0.14	0.27	0.22	0.20	0.09	0.07
Net realized and unrealized gain (loss) on investments	2.16	4.29	4.98	1.34	(4.35)	4.74
Total from investment operations	2.30	4.56	5.20	1.54	(4.26)	4.81
Less distributions
From net investment income	(0.15)	(0.28)	(0.23)	(0.22)	(0.16)	(0.13)
From net realized gain	(3.14)	(0.63)	—	—	(0.45)	(0.07)
Total distributions	(3.29)	(0.91)	(0.23)	(0.22)	(0.61)	(0.20)
Net asset value, end of period	$31.17	$32.16	$28.51	$23.54	$22.22	$27.09
Total return (%)[3,4]	7.85[5]	16.36	22.03	7.02	(16.03)	21.48
Ratios and supplemental data
Net assets, end of period (in millions)	$156	$156	$163	$163	$200	$314
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72[6]	1.73	1.74	1.75	1.74	1.74
Expenses including reductions	1.71[6]	1.72	1.73	1.74	1.73	1.73
Net investment income	0.95[6]	0.93	0.81	0.83	0.28	0.26
Portfolio turnover (%)	37	71	67	62	61	65

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
45	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$32.18	$28.53	$23.56	$22.23	$27.11	$22.49
Net investment income[2]	0.29	0.57	0.50	0.43	0.36	0.32
Net realized and unrealized gain (loss) on investments	2.16	4.28	4.97	1.35	(4.38)	4.75
Total from investment operations	2.45	4.85	5.47	1.78	(4.02)	5.07
Less distributions
From net investment income	(0.30)	(0.57)	(0.50)	(0.45)	(0.41)	(0.38)
From net realized gain	(3.14)	(0.63)	—	—	(0.45)	(0.07)
Total distributions	(3.44)	(1.20)	(0.50)	(0.45)	(0.86)	(0.45)
Net asset value, end of period	$31.19	$32.18	$28.53	$23.56	$22.23	$27.11
Total return (%)[3]	8.40[4]	17.50	23.30	8.04	(15.18)	22.71
Ratios and supplemental data
Net assets, end of period (in millions)	$1,093	$1,021	$897	$692	$681	$874
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[5]	0.73	0.74	0.75	0.74	0.74
Expenses including reductions	0.71[5]	0.72	0.73	0.74	0.73	0.73
Net investment income	1.95[5]	1.93	1.82	1.83	1.47	1.26
Portfolio turnover (%)	37	71	67	62	61	65

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	46

CLASS R2 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$32.19	$28.53	$23.56	$22.22	$27.10	$22.47
Net investment income[2]	0.24	0.46	0.39	0.35	0.27	0.22
Net realized and unrealized gain (loss) on investments	2.16	4.29	4.98	1.35	(4.39)	4.76
Total from investment operations	2.40	4.75	5.37	1.70	(4.12)	4.98
Less distributions
From net investment income	(0.24)	(0.46)	(0.40)	(0.36)	(0.31)	(0.28)
From net realized gain	(3.14)	(0.63)	—	—	(0.45)	(0.07)
Total distributions	(3.38)	(1.09)	(0.40)	(0.36)	(0.76)	(0.35)
Net asset value, end of period	$31.21	$32.19	$28.53	$23.56	$22.22	$27.10
Total return (%)[3]	8.21[4]	17.08	22.78	7.66	(15.49)	22.26
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$9	$10	$10	$9	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[5]	1.10	1.12	1.12	1.11	1.12
Expenses including reductions	1.10[5]	1.09	1.11	1.11	1.10	1.11
Net investment income	1.56[5]	1.56	1.43	1.46	1.11	0.88
Portfolio turnover (%)	37	71	67	62	61	65

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
47	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$32.40	$28.71	$23.71	$22.37	$27.27	$22.62
Net investment income[2]	0.27	0.53	0.46	0.40	0.32	0.29
Net realized and unrealized gain (loss) on investments	2.18	4.32	5.00	1.36	(4.40)	4.77
Total from investment operations	2.45	4.85	5.46	1.76	(4.08)	5.06
Less distributions
From net investment income	(0.28)	(0.53)	(0.46)	(0.42)	(0.37)	(0.34)
From net realized gain	(3.14)	(0.63)	—	—	(0.45)	(0.07)
Total distributions	(3.42)	(1.16)	(0.46)	(0.42)	(0.82)	(0.41)
Net asset value, end of period	$31.43	$32.40	$28.71	$23.71	$22.37	$27.27
Total return (%)[3]	8.33[4]	17.37	23.06	7.93	(15.29)	22.55
Ratios and supplemental data
Net assets, end of period (in millions)	$32	$29	$26	$24	$23	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[5]	0.97	0.97	0.99	0.98	0.98
Expenses including reductions	0.86[5]	0.86	0.87	0.88	0.87	0.88
Net investment income	1.80[5]	1.79	1.68	1.69	1.29	1.12
Portfolio turnover (%)	37	71	67	62	61	65

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	48

CLASS R5 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$32.34	$28.66	$23.67	$22.33	$27.23	$22.58
Net investment income[2]	0.30	0.59	0.52	0.45	0.36	0.34
Net realized and unrealized gain (loss) on investments	2.17	4.31	4.99	1.35	(4.39)	4.77
Total from investment operations	2.47	4.90	5.51	1.80	(4.03)	5.11
Less distributions
From net investment income	(0.31)	(0.59)	(0.52)	(0.46)	(0.42)	(0.39)
From net realized gain	(3.14)	(0.63)	—	—	(0.45)	(0.07)
Total distributions	(3.45)	(1.22)	(0.52)	(0.46)	(0.87)	(0.46)
Net asset value, end of period	$31.36	$32.34	$28.66	$23.67	$22.33	$27.23
Total return (%)[3]	8.42[4]	17.60	23.34	8.11	(15.14)	22.83
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67[5]	0.67	0.67	0.69	0.68	0.68
Expenses including reductions	0.66[5]	0.66	0.67	0.68	0.67	0.67
Net investment income	2.00[5]	1.99	1.88	1.89	1.48	1.32
Portfolio turnover (%)	37	71	67	62	61	65

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
49	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$32.24	$28.58	$23.60	$22.26	$27.15	$22.52
Net investment income[2]	0.31	0.60	0.53	0.46	0.40	0.35
Net realized and unrealized gain (loss) on investments	2.17	4.29	4.98	1.36	(4.40)	4.76
Total from investment operations	2.48	4.89	5.51	1.82	(4.00)	5.11
Less distributions
From net investment income	(0.32)	(0.60)	(0.53)	(0.48)	(0.44)	(0.41)
From net realized gain	(3.14)	(0.63)	—	—	(0.45)	(0.07)
Total distributions	(3.46)	(1.23)	(0.53)	(0.48)	(0.89)	(0.48)
Net asset value, end of period	$31.26	$32.24	$28.58	$23.60	$22.26	$27.15
Total return (%)[3]	8.44[4]	17.63	23.43	8.19	(15.10)	22.86
Ratios and supplemental data
Net assets, end of period (in millions)	$1,189	$1,123	$940	$704	$623	$645
Ratios (as a percentage of average net assets):
Expenses before reductions	0.62[5]	0.62	0.63	0.64	0.63	0.64
Expenses including reductions	0.61[5]	0.61	0.62	0.63	0.62	0.63
Net investment income	2.05[5]	2.04	1.93	1.94	1.66	1.37
Portfolio turnover (%)	37	71	67	62	61	65

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	50

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Balanced Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek current income, long-term growth of capital and income and preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued based on the settlement price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily
51	JOHN HANCOCK Balanced Fund |

close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$3,975,573,437	$3,727,984,798	$247,365,248	$223,391
Preferred securities	3,498,231	3,498,231	—	—
U.S. Government and Agency obligations	1,159,096,959	—	1,159,096,959	—
Foreign government obligations	4,234,620	—	4,234,620	—
Corporate bonds	1,055,274,646	—	1,055,274,646	—
Municipal bonds	942,934	—	942,934	—
Term loans	5,866,656	—	5,866,656	—
Collateralized mortgage obligations	151,430,641	—	151,430,641	—
Asset-backed securities	147,158,945	—	147,158,945	—
Short-term investments	58,496,826	28,499,818	29,997,008	—
Total investments in securities	$6,561,573,895	$3,759,982,847	$2,801,367,657	$223,391
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters
| JOHN HANCOCK Balanced Fund	52

into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
53	JOHN HANCOCK Balanced Fund |

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2026, the fund loaned securities valued at $61,973,650 and received $28,506,515 of cash collateral.
In addition, non-cash collateral of approximately $35,536,564 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an
| JOHN HANCOCK Balanced Fund	54

aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2026 were $14,116.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities, treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
55	JOHN HANCOCK Balanced Fund |

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2026, the fund used futures contracts to manage against changes in interest rates. The fund held futures contracts with USD notional values ranging up to $18.6 million, as measured at each quarter end. There were no open futures contracts as of April 30, 2026.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2026:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$71,232
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $2 billion of the fund’s average daily net assets and (b) 0.550% of the fund’s average daily net assets in excess of
| JOHN HANCOCK Balanced Fund	56

$2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$180,561
Class C	7,003
Class I	47,516
Class R2	414
Class	Expense reduction
Class R4	$1,366
Class R5	99
Class R6	51,920
Total	$288,879

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 0.56% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2027, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $14,832 for Class R4 shares for the six months ended April 30, 2026.
57	JOHN HANCOCK Balanced Fund |

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $894,272 for the six months ended April 30, 2026. Of this amount, $92,668 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $801,604 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2026, CDSCs received by the Distributor amounted to $93,508 and $3,129 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$5,885,354	$2,142,299
Class C	761,233	83,148
Class I	—	563,680
Class R2	22,062	223
Class R4	51,740	736
Class R5	536	54
Class R6	—	28,011
Total	$6,720,925	$2,818,151
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating
| JOHN HANCOCK Balanced Fund	58

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$8,000,000	4	4.178%	$(3,713)
Lender	$3,800,000	1	4.140%	$437
Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	10,547,600	$320,911,480	23,080,300	$681,520,178
Distributions reinvested	13,915,398	406,948,118	4,547,344	132,261,445
Repurchased	(14,156,903)	(430,278,102)	(25,001,191)	(738,220,531)
Net increase	10,306,095	$297,581,496	2,626,453	$75,561,092
Class C shares
Sold	316,559	$9,624,522	649,876	$19,140,381
Distributions reinvested	525,120	15,342,773	166,452	4,813,914
Repurchased	(707,251)	(21,487,570)	(1,660,687)	(48,836,349)
Net increase (decrease)	134,428	$3,479,725	(844,359)	$(24,882,054)
Class I shares
Sold	3,980,412	$120,434,684	5,874,669	$175,045,014
Distributions reinvested	3,412,182	99,612,049	1,176,440	34,198,273
Repurchased	(4,066,726)	(122,340,520)	(6,788,474)	(199,034,713)
Net increase	3,325,868	$97,706,213	262,635	$10,208,574
Class R2 shares
Sold	18,104	$550,670	58,925	$1,758,972
Distributions reinvested	28,695	838,606	11,618	336,640
Repurchased	(17,428)	(527,121)	(156,008)	(4,516,062)
Net increase (decrease)	29,371	$862,155	(85,465)	$(2,420,450)
Class R4 shares
Sold	53,665	$1,617,586	69,367	$2,044,332
Distributions reinvested	104,497	3,074,672	35,648	1,043,180
Repurchased	(52,977)	(1,630,181)	(112,787)	(3,326,512)
Net increase (decrease)	105,185	$3,062,077	(7,772)	$(239,000)
59	JOHN HANCOCK Balanced Fund |

	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	249	$7,536	1,238	$36,948
Distributions reinvested	8,025	235,553	2,868	83,780
Repurchased	(7,422)	(219,276)	(5,041)	(145,779)
Net increase (decrease)	852	$23,813	(935)	$(25,051)
Class R6 shares
Sold	3,831,498	$116,749,552	7,781,621	$229,574,769
Distributions reinvested	4,097,665	119,865,611	1,412,123	41,167,929
Repurchased	(4,729,170)	(143,936,286)	(7,264,495)	(215,349,456)
Net increase	3,199,993	$92,678,877	1,929,249	$55,393,242
Total net increase	17,101,792	$495,394,356	3,879,806	$113,596,353
Affiliates of the fund owned 1% of shares of Class R6 on April 30, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $1,558,458,551 and $1,621,764,004, respectively, for the six months ended April 30, 2026. Purchases and sales of U.S. Treasury obligations aggregated $769,334,116 and $829,451,068, respectively, for the six months ended April 30, 2026.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,849,526	$31,539,665	$287,850,957	$(290,883,879)	$(4,551)	$(2,374)	$70,180	—	$28,499,818

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of
| JOHN HANCOCK Balanced Fund	60

operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
61	JOHN HANCOCK Balanced Fund |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,062,109,607	36,578,964
Christine L. Hurtsellers	1,079,724,072	18,964,498
Kenneth J. Phelan	1,064,140,915	34,547,655
Thomas R. Wright	1,062,654,213	36,034,357

Non-Independent Trustee
Kristie M. Feinberg	1,078,616,210	20,072,360
| JOHN HANCOCK BALANCED FUND	62

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Balanced Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5469404	36SA 4/26
6/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value International Fund
International equity
April 30, 2026

John Hancock
Disciplined Value International Fund

2	Fund’s investments
6	Financial statements
10	Financial highlights
17	Notes to financial statements
27	Shareholder meeting
1	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |

Fund’s investments
AS OF 4-30-26 (unaudited)
	Shares	Value
Common stocks 95.1%		$6,327,037,266
(Cost $5,359,416,769)
Australia 1.0%		65,234,043
Sonic Healthcare, Ltd.	4,559,088	65,234,043
Austria 0.6%		38,058,302
ANDRITZ AG	447,898	38,058,302
Belgium 0.9%		57,774,734
Anheuser-Busch InBev SA/NV	764,602	57,774,734
Bermuda 2.3%		155,215,792
Everest Group, Ltd.	142,376	50,794,062
Hiscox, Ltd.	4,962,487	104,421,730
Brazil 0.8%		53,038,718
TIM SA	10,199,500	53,038,718
Canada 7.0%		463,930,078
Allied Gold Corp. (A)	2,115,632	63,608,356
Equinox Gold Corp.	5,459,351	76,282,609
Kinross Gold Corp.	1,889,502	57,240,775
Methanex Corp.	1,600,161	104,874,552
Nutrien, Ltd.	994,657	75,605,209
Teck Resources, Ltd., Class B	1,478,573	86,318,577
China 1.7%		111,589,199
Alibaba Group Holding, Ltd.	5,313,900	87,578,434
Tongcheng Travel Holdings, Ltd.	10,519,600	24,010,765
Denmark 3.1%		206,936,032
Danske Bank A/S	3,082,589	158,471,228
Novo Nordisk A/S, Class B	1,139,385	48,464,804
Finland 1.0%		64,287,060
Nordea Bank ABP	3,429,176	64,287,060
France 8.6%		573,969,032
Bureau Veritas SA	2,061,957	63,185,454
Capgemini SE	469,414	57,088,600
Cie Generale des Etablissements Michelin SCA	2,648,696	95,952,036
Ipsen SA	248,582	48,822,096
Sanofi SA	1,397,819	130,803,402
SPIE SA	721,075	41,838,789
Vallourec SACA	4,522,757	136,278,655
Germany 2.5%		168,595,620
Heidelberg Materials AG	224,322	49,495,276
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	2

	Shares	Value
Germany (continued)
Siemens AG	153,928	$45,741,569
Zalando SE (A)(B)	2,969,993	73,358,775
Hong Kong 1.1%		75,313,422
CK Hutchison Holdings, Ltd.	3,795,500	31,693,131
Prudential PLC	2,894,604	43,620,291
India 1.6%		103,038,871
HDFC Bank, Ltd., ADR	4,055,052	103,038,871
Ireland 2.2%		144,606,836
AIB Group PLC	9,649,861	111,229,966
ICON PLC (A)	282,066	33,376,870
Israel 0.4%		29,704,114
Check Point Software Technologies, Ltd. (A)	264,107	29,704,114
Italy 3.0%		201,913,783
Enel SpA	9,038,405	105,529,932
Saipem SpA (C)	17,789,326	96,383,851
Japan 17.0%		1,132,453,796
Asahi Kasei Corp.	4,134,800	40,685,790
Hitachi Construction Machinery Company, Ltd. (C)	1,307,400	45,763,300
Hitachi, Ltd.	1,259,200	40,040,477
Japan Post Insurance Company, Ltd.	3,481,800	33,949,676
KDDI Corp.	3,762,300	61,568,259
Kioxia Holdings Corp. (A)	153,100	37,043,857
Mitsubishi Chemical Group Corp.	4,092,300	23,990,874
Mitsubishi Electric Corp.	1,622,800	65,124,547
Murata Manufacturing Company, Ltd.	2,501,400	82,956,988
Renesas Electronics Corp.	5,418,100	109,568,306
Resona Holdings, Inc.	6,724,500	84,107,772
SMC Corp.	223,500	109,904,226
Sony Group Corp.	2,544,300	50,975,885
Sugi Holdings Company, Ltd.	1,682,700	33,679,284
Sumitomo Mitsui Financial Group, Inc.	1,938,500	68,446,595
Suzuken Company, Ltd.	651,900	23,074,763
Suzuki Motor Corp.	6,144,700	68,718,827
TOTO, Ltd.	2,332,200	81,926,080
Toyo Suisan Kaisha, Ltd.	1,032,700	70,928,290
Mexico 2.3%		149,986,731
America Movil SAB de CV, ADR	3,458,631	91,999,585
Coca-Cola Femsa SAB de CV, ADR	570,852	57,987,146
Netherlands 8.2%		543,889,122
ABN AMRO Bank NV	3,372,012	117,403,137
3	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Netherlands (continued)
Euronext NV (B)	941,701	$157,633,003
Heineken NV	716,847	55,806,563
IMCD NV (C)	695,568	81,788,471
Prosus NV (A)	1,297,910	62,835,892
QIAGEN NV	2,005,826	68,422,056
Portugal 1.7%		115,309,553
Galp Energia SGPS SA	4,929,859	115,309,553
South Korea 8.1%		540,898,792
DB Insurance Company, Ltd.	571,450	65,027,313
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	175,418	54,928,233
KT Corp.	1,156,270	47,637,099
KT Corp., ADR	1,706,419	36,568,559
NAVER Corp.	451,132	64,801,582
NongShim Company, Ltd.	112,200	28,810,050
Samsung Electronics Company, Ltd.	1,255,517	189,065,269
Samsung Fire & Marine Insurance Company, Ltd.	173,113	54,060,687
Spain 0.7%		49,170,765
Banco Bilbao Vizcaya Argentaria SA	2,226,687	49,170,765
Switzerland 3.9%		256,631,516
Novartis AG	392,319	57,980,695
Roche Holding AG	341,657	139,225,173
Sandoz Group AG	740,844	59,425,648
United Kingdom 15.4%		1,025,491,355
Admiral Group PLC	1,854,170	85,192,417
AstraZeneca PLC	652,338	123,762,839
Babcock International Group PLC	3,365,838	50,707,157
BAE Systems PLC	1,827,748	50,836,085
Endeavour Mining PLC	1,568,619	90,328,250
Hikma Pharmaceuticals PLC	4,489,801	85,364,366
IMI PLC	780,612	29,731,958
Informa PLC	4,862,008	52,568,463
NatWest Group PLC	10,760,267	85,822,398
Nomad Foods, Ltd.	2,638,543	25,646,638
Shell PLC	3,157,853	143,577,181
Smiths Group PLC	1,795,107	61,977,121

The Weir Group PLC	3,861,924	139,976,482
Preferred securities 0.8%		$54,284,292
(Cost $48,602,479)
Brazil 0.8%		54,284,292
Banco Bradesco SA	13,913,300	54,284,292

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	4

	Yield (%)	Shares	Value
Short-term investments 5.8%			$385,930,341
(Cost $385,926,464)
Short-term funds 5.8%			385,930,341
Fidelity Government Portfolio, Institutional Class	3.5757(D)	248,694,914	248,694,914
John Hancock Collateral Trust (E)	3.5556(D)	13,721,347	137,235,427

Total investments (Cost $5,793,945,712) 101.7%	$6,767,251,899
Other assets and liabilities, net (1.7%)	(115,646,385)
Total net assets 100.0%	$6,651,605,514

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 4-30-26.
(D)	The rate shown is the annualized seven-day yield as of 4-30-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $5,834,717,729. Net unrealized appreciation aggregated to $932,534,170, of which $1,202,934,388 related to gross unrealized appreciation and $270,400,218 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 4-30-26:
Financials	22.4%
Industrials	15.5%
Health care	13.3%
Materials	10.0%
Information technology	7.6%
Energy	7.4%
Consumer discretionary	7.0%
Communication services	6.1%
Consumer staples	5.0%
Utilities	1.6%
Short-term investments and other	4.1%
TOTAL	100.0%
5	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $5,656,714,162) including $178,469,595 of securities loaned	$6,630,016,472
Affiliated investments, at value (Cost $137,231,550)	137,235,427
Total investments, at value (Cost $5,793,945,712)	6,767,251,899
Foreign currency, at value (Cost $5,531,439)	5,541,267
Dividends and interest receivable	38,818,345
Receivable for fund shares sold	11,222,415
Receivable for investments sold	24,727,082
Receivable for securities lending income	71,667
Other assets	453,258
Total assets	6,848,085,933
Liabilities
Due to custodian	267,473
Payable for investments purchased	50,792,925
Payable for fund shares repurchased	7,148,282
Payable upon return of securities loaned	137,241,325
Payable to affiliates
Accounting and legal services fees	360,515
Transfer agent fees	260,188
Distribution and service fees	21,544
Trustees’ fees	3,199
Other liabilities and accrued expenses	384,968
Total liabilities	196,480,419
Net assets	$6,651,605,514
Net assets consist of
Paid-in capital	$5,302,823,048
Total distributable earnings (loss)	1,348,782,466
Net assets	$6,651,605,514
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	6

STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($275,908,256 ÷ 15,178,978 shares)[1]	$18.18
Class C ($4,322,178 ÷ 238,453 shares)[1]	$18.13
Class I ($2,654,192,900 ÷ 145,744,976 shares)	$18.21
Class R2 ($105,188,850 ÷ 5,772,789 shares)	$18.22
Class R4 ($1,070,683 ÷ 58,856 shares)	$18.19
Class R6 ($1,231,515,843 ÷ 67,636,212 shares)	$18.21
Class NAV ($2,379,406,804 ÷ 130,722,207 shares)	$18.20
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.14

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Dividends	$91,567,307
Interest	946,373
Securities lending, net	252,494
Less foreign taxes withheld	(9,701,490)
Total investment income	83,064,684
Expenses
Investment management fees	20,936,268
Distribution and service fees	547,681
Accounting and legal services fees	603,649
Transfer agent fees	1,524,508
Trustees’ fees	70,620
Custodian fees	778,840
State registration fees	151,464
Printing and postage	85,318
Professional fees	97,687
Other	150,028
Total expenses	24,946,063
Less expense reductions	(289,870)
Net expenses	24,656,193
Net investment income	58,408,491
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	601,663,964
Affiliated investments	(12,372)
601,651,592
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	115,305,564
Affiliated investments	(9,216)
115,296,348
Net realized and unrealized gain	716,947,940
Increase in net assets from operations	$775,356,431
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$58,408,491	$102,914,158
Net realized gain	601,651,592	389,627,147
Change in net unrealized appreciation (depreciation)	115,296,348	726,381,024
Increase in net assets resulting from operations	775,356,431	1,218,922,329
Distributions to shareholders
From earnings
Class A	(19,813,644)	(19,404,123)
Class C	(321,613)	(385,322)
Class I	(205,893,446)	(94,348,186)
Class R2	(8,323,604)	(554,540)
Class R4	(78,102)	(70,721)
Class R6	(94,212,850)	(86,481,400)
Class NAV	(187,763,069)	(144,248,425)
Total distributions	(516,406,328)	(345,492,717)
From fund share transactions	492,732,564	1,602,859,942
Total increase	751,682,667	2,476,289,554
Net assets
Beginning of period	5,899,922,847	3,423,633,293
End of period	$6,651,605,514	$5,899,922,847
9	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$17.50	$15.37	$13.81	$12.11	$14.54	$10.57
Net investment income[2]	0.14	0.27	0.27	0.27	0.26	0.33
Net realized and unrealized gain (loss) on investments	1.97	3.35	2.29	1.72	(2.25)	3.80
Total from investment operations	2.11	3.62	2.56	1.99	(1.99)	4.13
Less distributions
From net investment income	(0.36)	(0.22)	(0.25)	(0.23)	(0.44)	(0.16)
From net realized gain	(1.07)	(1.27)	(0.75)	(0.06)	—	—
Total distributions	(1.43)	(1.49)	(1.00)	(0.29)	(0.44)	(0.16)
Net asset value, end of period	$18.18	$17.50	$15.37	$13.81	$12.11	$14.54
Total return (%)[3,4]	12.94[5]	27.01	19.09	16.60	(14.05)	39.23
Ratios and supplemental data
Net assets, end of period (in millions)	$276	$241	$200	$146	$105	$118
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09[6]	1.10	1.13	1.17	1.20	1.20
Expenses including reductions	1.08[6]	1.09	1.12	1.16	1.19	1.19
Net investment income	1.58[6]	1.81	1.77	1.93	1.95	2.35
Portfolio turnover (%)	48	81	91	71	70	76

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	10

CLASS C SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$17.40	$15.27	$13.72	$12.04	$14.45	$10.51
Net investment income[2]	0.06	0.15	0.15	0.16	0.16	0.22
Net realized and unrealized gain (loss) on investments	1.99	3.36	2.30	1.71	(2.24)	3.79
Total from investment operations	2.05	3.51	2.45	1.87	(2.08)	4.01
Less distributions
From net investment income	(0.25)	(0.11)	(0.15)	(0.13)	(0.33)	(0.07)
From net realized gain	(1.07)	(1.27)	(0.75)	(0.06)	—	—
Total distributions	(1.32)	(1.38)	(0.90)	(0.19)	(0.33)	(0.07)
Net asset value, end of period	$18.13	$17.40	$15.27	$13.72	$12.04	$14.45
Total return (%)[3,4]	12.53[5]	26.10	18.26	15.64	(14.67)	38.27
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$5	$5	$5	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84[6]	1.85	1.88	1.92	1.95	1.95
Expenses including reductions	1.83[6]	1.84	1.87	1.91	1.94	1.94
Net investment income	0.73[6]	1.02	0.97	1.17	1.22	1.58
Portfolio turnover (%)	48	81	91	71	70	76

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
11	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$17.55	$15.42	$13.84	$12.14	$14.58	$10.59
Net investment income[2]	0.16	0.35	0.31	0.33	0.28	0.36
Net realized and unrealized gain (loss) on investments	1.97	3.31	2.31	1.69	(2.25)	3.81
Total from investment operations	2.13	3.66	2.62	2.02	(1.97)	4.17
Less distributions
From net investment income	(0.40)	(0.26)	(0.29)	(0.26)	(0.47)	(0.18)
From net realized gain	(1.07)	(1.27)	(0.75)	(0.06)	—	—
Total distributions	(1.47)	(1.53)	(1.04)	(0.32)	(0.47)	(0.18)
Net asset value, end of period	$18.21	$17.55	$15.42	$13.84	$12.14	$14.58
Total return (%)[3]	13.04[4]	27.38	19.42	16.85	(13.79)	39.55
Ratios and supplemental data
Net assets, end of period (in millions)	$2,654	$2,243	$941	$512	$112	$69
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[5]	0.85	0.88	0.92	0.95	0.95
Expenses including reductions	0.83[5]	0.84	0.87	0.91	0.94	0.94
Net investment income	1.84[5]	2.29	2.03	2.29	2.13	2.57
Portfolio turnover (%)	48	81	91	71	70	76

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	12

CLASS R2 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$17.53	$15.40	$13.82	$12.12	$14.55	$10.58
Net investment income[2]	0.14	0.26	0.25	0.25	0.09	0.31
Net realized and unrealized gain (loss) on investments	1.96	3.34	2.31	1.72	(2.10)	3.80
Total from investment operations	2.10	3.60	2.56	1.97	(2.01)	4.11
Less distributions
From net investment income	(0.34)	(0.20)	(0.23)	(0.21)	(0.42)	(0.14)
From net realized gain	(1.07)	(1.27)	(0.75)	(0.06)	—	—
Total distributions	(1.41)	(1.47)	(0.98)	(0.27)	(0.42)	(0.14)
Net asset value, end of period	$18.22	$17.53	$15.40	$13.82	$12.12	$14.55
Total return (%)[3]	12.84[4]	26.86	18.98	16.40	(14.12)	39.06
Ratios and supplemental data
Net assets, end of period (in millions)	$105	$8	$6	$5	$5	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23[5]	1.25	1.26	1.30	1.33	1.29
Expenses including reductions	1.22[5]	1.24	1.25	1.29	1.32	1.28
Net investment income	1.66[5]	1.68	1.63	1.76	0.71	2.26
Portfolio turnover (%)	48	81	91	71	70	76

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
13	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$17.52	$15.39	$13.82	$12.12	$14.55	$10.58
Net investment income[2]	0.15	0.29	0.30	0.29	0.27	0.34
Net realized and unrealized gain (loss) on investments	1.97	3.35	2.29	1.71	(2.25)	3.80
Total from investment operations	2.12	3.64	2.59	2.00	(1.98)	4.14
Less distributions
From net investment income	(0.38)	(0.24)	(0.27)	(0.24)	(0.45)	(0.17)
From net realized gain	(1.07)	(1.27)	(0.75)	(0.06)	—	—
Total distributions	(1.45)	(1.51)	(1.02)	(0.30)	(0.45)	(0.17)
Net asset value, end of period	$18.19	$17.52	$15.39	$13.82	$12.12	$14.55
Total return (%)[3]	12.99[4]	27.16	19.28	16.70	(13.94)	39.33
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07[6]	1.10	1.11	1.15	1.20	1.20
Expenses including reductions	0.96[6]	0.99	1.00	1.05	1.09	1.09
Net investment income	1.68[6]	1.90	1.95	2.04	2.03	2.45
Portfolio turnover (%)	48	81	91	71	70	76

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	14

CLASS R6 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$17.56	$15.43	$13.85	$12.15	$14.58	$10.59
Net investment income[2]	0.17	0.33	0.33	0.33	0.30	0.38
Net realized and unrealized gain (loss) on investments	1.97	3.35	2.30	1.71	(2.24)	3.81
Total from investment operations	2.14	3.68	2.63	2.04	(1.94)	4.19
Less distributions
From net investment income	(0.42)	(0.28)	(0.30)	(0.28)	(0.49)	(0.20)
From net realized gain	(1.07)	(1.27)	(0.75)	(0.06)	—	—
Total distributions	(1.49)	(1.55)	(1.05)	(0.34)	(0.49)	(0.20)
Net asset value, end of period	$18.21	$17.56	$15.43	$13.85	$12.15	$14.58
Total return (%)[3]	13.10[4]	27.54	19.53	16.95	(13.68)	39.77
Ratios and supplemental data
Net assets, end of period (in millions)	$1,232	$1,123	$837	$523	$391	$382
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[5]	0.75	0.76	0.80	0.85	0.85
Expenses including reductions	0.72[5]	0.74	0.76	0.80	0.84	0.84
Net investment income	1.92[5]	2.15	2.12	2.31	2.27	2.74
Portfolio turnover (%)	48	81	91	71	70	76

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
15	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$17.55	$15.42	$13.85	$12.14	$14.58	$10.59
Net investment income[2]	0.16	0.35	0.33	0.32	0.31	0.38
Net realized and unrealized gain (loss) on investments	1.98	3.33	2.30	1.73	(2.26)	3.81
Total from investment operations	2.14	3.68	2.63	2.05	(1.95)	4.19
Less distributions
From net investment income	(0.42)	(0.28)	(0.31)	(0.28)	(0.49)	(0.20)
From net realized gain	(1.07)	(1.27)	(0.75)	(0.06)	—	—
Total distributions	(1.49)	(1.55)	(1.06)	(0.34)	(0.49)	(0.20)
Net asset value, end of period	$18.20	$17.55	$15.42	$13.85	$12.14	$14.58
Total return (%)[3]	13.10[4]	27.48	19.54	17.06	(13.75)	39.80
Ratios and supplemental data
Net assets, end of period (in millions)	$2,379	$2,280	$1,434	$1,321	$1,277	$1,655
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[5]	0.74	0.76	0.80	0.84	0.84
Expenses including reductions	0.72[5]	0.73	0.75	0.79	0.83	0.83
Net investment income	1.89[5]	2.25	2.13	2.28	2.34	2.73
Portfolio turnover (%)	48	81	91	71	70	76

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	16

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value International Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
17	JOHN HANCOCK Disciplined Value International Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$65,234,043	—	$65,234,043	—
Austria	38,058,302	—	38,058,302	—
Belgium	57,774,734	—	57,774,734	—
Bermuda	155,215,792	$50,794,062	104,421,730	—
Brazil	53,038,718	53,038,718	—	—
Canada	463,930,078	463,930,078	—	—
China	111,589,199	—	111,589,199	—
Denmark	206,936,032	—	206,936,032	—
Finland	64,287,060	—	64,287,060	—
France	573,969,032	—	573,969,032	—
Germany	168,595,620	—	168,595,620	—
Hong Kong	75,313,422	—	75,313,422	—
India	103,038,871	103,038,871	—	—
Ireland	144,606,836	33,376,870	111,229,966	—
Israel	29,704,114	29,704,114	—	—
Italy	201,913,783	—	201,913,783	—
Japan	1,132,453,796	—	1,132,453,796	—
Mexico	149,986,731	149,986,731	—	—
Netherlands	543,889,122	—	543,889,122	—
Portugal	115,309,553	—	115,309,553	—
South Korea	540,898,792	36,568,559	504,330,233	—
Spain	49,170,765	—	49,170,765	—
| JOHN HANCOCK Disciplined Value International Fund	18

	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Switzerland	$256,631,516	—	$256,631,516	—
United Kingdom	1,025,491,355	$115,974,888	909,516,467	—
Preferred securities	54,284,292	54,284,292	—	—
Short-term investments	385,930,341	385,930,341	—	—
Total investments in securities	$6,767,251,899	$1,476,627,524	$5,290,624,375	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2026, the fund loaned securities valued at $178,469,595 and received $137,241,325 of cash collateral.
In addition, non-cash collateral of approximately $50,816,746 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect
19	JOHN HANCOCK Disciplined Value International Fund |

of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2026 were $13,090.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2025, the fund has a short-term capital loss carryforward of $132,784,073 and a long-term capital loss carryforward of $105,262,161 available to offset future net realized capital gains. These carryforwards do not expire.
| JOHN HANCOCK Disciplined Value International Fund	20

Due to merger activity in year 2020, the total capital loss carryforward as of October 31, 2025, is limited to $2,610,689 each fiscal year due to IRC Section 382 limitation. Any unused portion of this limitation will carryforward to the following fiscal years.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, treating a portion of the proceeds from redemptions as distributions for tax purposes, wash sale loss deferrals and corporate actions.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.710% of the first $500 million of aggregate average daily net assets, (b) 0.690% of the next $500 million of aggregate average daily net assets, (c) 0.680% of the next $1 billion of aggregate average daily net assets, (d) 0.670% of the next $1 billion of aggregate average daily net assets, (e) 0.660% of the next $2 billion of aggregate average daily net assets, and (f) 0.650% of aggregate average daily net assets in excess of $5 billion. Aggregate net assets include the net assets of the fund, Disciplined Value International Trust (a series of John Hancock Variable Insurance Trust), Manulife Boston Partners International Equity Fund (Canada), the portion of the net assets of Manulife Balanced Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net assets of MLI Pension Plus Growth Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net assets of Manulife MIM Diversified Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net assets of Manulife Diversified Tri-Plan Fund
21	JOHN HANCOCK Disciplined Value International Fund |

(Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net assets of the Canada Target Date suite allocated to Boston Partners International Equity Pooled Fund (Canada), and the portion of the net assets of the Canada Target Risk suite allocated to Boston Partners International Equity Pooled Fund (Canada). The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$11,804
Class C	204
Class I	113,973
Class R2	3,828
Class	Expense reduction
Class R4	$46
Class R6	54,186
Class NAV	105,329
Total	$289,370

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 0.66% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2027, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $500 for Class R4 shares for the six months ended April 30, 2026.
| JOHN HANCOCK Disciplined Value International Fund	22

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $81,066 for the six months ended April 30, 2026. Of this amount, $13,962 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $67,104 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2026, CDSCs received by the Distributor amounted to $1,722 and $181 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$320,465	$139,982
Class C	22,212	2,428
Class I	—	1,351,128
Class R2	203,300	1,895
Class R4	1,704	25
Class R6	—	29,050
Total	$547,681	$1,524,508
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$41,850,000	4	4.128%	$(19,194)
23	JOHN HANCOCK Disciplined Value International Fund |

Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	8,700,0000	2	4.143%	2,002
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,592,360	$28,259,838	2,823,100	$43,021,466
Distributions reinvested	1,197,350	19,708,378	1,492,502	19,283,135
Repurchased	(1,380,042)	(24,193,285)	(3,570,885)	(54,402,508)
Net increase	1,409,668	$23,774,931	744,717	$7,902,093
Class C shares
Sold	35,462	$652,001	68,600	$1,052,687
Distributions reinvested	19,539	321,613	29,824	385,322
Repurchased	(71,714)	(1,267,274)	(150,851)	(2,250,606)
Net decrease	(16,713)	$(293,660)	(52,427)	$(812,597)
Class I shares
Sold	34,183,057	$606,539,771	92,726,049	$1,366,046,884
Distributions reinvested	12,440,076	205,012,452	7,223,186	93,323,559
Repurchased	(28,678,079)	(498,124,535)	(33,188,106)	(497,976,832)
Net increase	17,945,054	$313,427,688	66,761,129	$961,393,611
Class R2 shares
Sold	6,540,352	$116,107,535	180,640	$2,580,762
Distributions reinvested	31,133	514,004	42,821	554,540
Repurchased	(1,254,440)	(21,838,408)	(147,125)	(2,256,037)
Net increase	5,317,045	$94,783,131	76,336	$879,265
Class R4 shares
Sold	1,227	$21,726	4,032	$60,972
Distributions reinvested	4,742	78,102	5,474	70,721
Repurchased	(1,026)	(18,189)	(6,387)	(94,356)
Net increase	4,943	$81,639	3,119	$37,337
Class R6 shares
Sold	8,311,753	$147,524,240	19,112,055	$299,100,775
Distributions reinvested	5,551,841	91,438,826	6,688,612	86,416,865
Repurchased	(10,188,047)	(179,171,580)	(16,075,928)	(241,261,282)
Net increase	3,675,547	$59,791,486	9,724,739	$144,256,358
| JOHN HANCOCK Disciplined Value International Fund	24

	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,025,316	$18,134,070	33,913,757	$477,825,794
Distributions reinvested	11,400,308	187,763,069	11,173,387	144,248,425
Repurchased	(11,630,803)	(204,729,790)	(8,183,708)	(132,870,344)
Net increase	794,821	$1,167,349	36,903,436	$489,203,875
Total net increase	29,130,365	$492,732,564	114,161,049	$1,602,859,942
Affiliates of the fund owned 87% of shares of Class NAV on April 30, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $3,020,003,820 and $2,964,389,683, respectively, for the six months ended April 30, 2026.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2026, funds within the John Hancock group of funds complex held 30.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	11.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	7.2%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	13,721,347	$103,229,492	$468,713,702	$(434,686,179)	$(12,372)	$(9,216)	$252,494	—	$137,235,427

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets
25	JOHN HANCOCK Disciplined Value International Fund |

are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Disciplined Value International Fund	26

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,062,109,607	36,578,964
Christine L. Hurtsellers	1,079,724,072	18,964,498
Kenneth J. Phelan	1,064,140,915	34,547,655
Thomas R. Wright	1,062,654,213	36,034,357

Non-Independent Trustee
Kristie M. Feinberg	1,078,616,210	20,072,360
27	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5469377	455SA 4/26
6/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Diversified Macro Fund
Alternative
April 30, 2026

John Hancock
Diversified Macro Fund

2	Consolidated Fund’s investments
7	Consolidated financial statements
10	Consolidated financial highlights
15	Notes to consolidated financial statements
25	Shareholder meeting
1	JOHN HANCOCK DIVERSIFIED MACRO FUND |

Consolidated Fund’s investments
AS OF 4-30-26 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 66.8%				$611,528,404
(Cost $611,527,565)
U.S. Government 66.8%				611,528,404
U.S. Treasury Bill	3.555	05-07-26	133,000,000	132,920,252
U.S. Treasury Bill	3.570	05-28-26	117,500,000	117,185,394
U.S. Treasury Bill	3.578	05-21-26	157,000,000	156,687,963
U.S. Treasury Bill	3.606	05-14-26	205,000,000	204,734,795

Total investments (Cost $611,527,565) 66.8%	$611,528,404
Other assets and liabilities, net 33.2%	304,143,771
Total net assets 100.0%	$915,672,175

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED MACRO FUND	2

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japan Government Bond Futures	3	Long	Jun 2026	$2,494,144	$2,476,957	$(17,187)
10-Year U.S. Treasury Note Futures	1,646	Long	Jun 2026	185,008,974	182,037,313	(2,971,661)
30-Year U.S. Treasury Note Future	422	Long	Jun 2026	48,479,016	47,620,063	(858,953)
3-Month CORRA Index Futures	67	Long	Mar 2027	11,999,182	11,980,933	(18,249)
5-Year U.S. Treasury Note Futures	770	Long	Jul 2026	83,334,750	83,033,672	(301,078)
ASX SPI 200 Index Futures	195	Long	Jun 2026	30,917,746	30,422,465	(495,281)
Brent Crude Futures	214	Long	Jun 2026	20,025,295	23,625,600	3,600,305
Canadian 10-Year Bond Futures	115	Long	Jun 2026	10,139,111	10,085,729	(53,382)
Coffee ’C’ Futures	98	Long	Jul 2026	10,609,444	10,493,963	(115,481)
Cotton No. 2 Futures	31	Long	Jul 2026	1,164,413	1,274,100	109,687
DAX Index Futures	37	Long	Jun 2026	26,451,793	26,475,253	23,460
Electrolytic Copper Futures	38	Long	Jun 2026	12,328,025	12,317,900	(10,125)
Euro STOXX 50 Index Futures	348	Long	Jun 2026	23,467,584	23,852,401	384,817
Euro-BOBL Futures	636	Long	Jun 2026	87,070,541	86,176,940	(893,601)
FTSE 100 Index Futures	424	Long	Jun 2026	59,814,356	59,879,492	65,136
Gas Oil Futures	202	Long	Jun 2026	22,411,087	24,901,550	2,490,463
Gasoline RBOB Futures	229	Long	Jun 2026	29,121,969	34,769,070	5,647,101
Gold 100 Oz Futures	86	Long	Jun 2026	39,751,556	39,814,560	63,004
Hang Seng Index Futures	147	Long	May 2026	24,229,902	24,045,503	(184,399)
Nasdaq 100 E-Mini Index Futures	159	Long	Jun 2026	79,835,689	87,755,280	7,919,591
Nikkei 225 Index Futures	152	Long	Jun 2026	53,183,887	57,797,962	4,614,075
NY Harbor ULSD Futures	113	Long	Jun 2026	17,825,996	19,367,951	1,541,955
OMX Stockholm 30 Index Futures	92	Long	May 2026	3,095,839	3,046,904	(48,935)
S&P 500 E-Mini Index Futures	304	Long	Jun 2026	103,317,238	110,105,000	6,787,762
SGX Japanese Government Bond Futures	12	Long	Jun 2026	995,675	990,783	(4,892)
Silver Futures	6	Long	Jul 2026	2,270,696	2,220,840	(49,856)
Soybean Futures	54	Long	Jul 2026	3,206,480	3,227,850	21,370
Soybean Meal Futures	245	Long	Jul 2026	7,931,439	7,813,050	(118,389)
Soybean Oil Futures	147	Long	Jul 2026	6,022,850	6,574,428	551,578
Tokyo Price Index Futures	257	Long	Jun 2026	61,248,250	61,461,339	213,089
WTI Crude Oil Futures	147	Long	May 2026	13,353,933	15,445,290	2,091,357
Zinc Futures	6	Long	Jun 2026	498,207	506,112	7,905
2-Year U.S. Treasury Note Futures	990	Short	Jul 2026	(206,185,953)	(205,053,750)	1,132,203
3-Month EURIBOR Futures	1,589	Short	Jun 2027	(453,442,178)	(453,039,558)	402,620
3-Month SOFR Index Futures	4,688	Short	Sep 2027	(1,131,913,715)	(1,128,284,400)	3,629,315
3-Month SONIA Index Futures	355	Short	Sep 2027	(115,606,108)	(115,464,730)	141,378
90-Day Bank Bill Futures	281	Short	Dec 2026	(19,999,719)	(19,988,530)	11,189
Australian 10-Year Bond Futures	118	Short	Jun 2026	(9,241,193)	(9,095,411)	145,782
CAC40 Index Futures	90	Short	May 2026	(8,660,768)	(8,508,931)	151,837
3	JOHN HANCOCK DIVERSIFIED MACRO FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Cocoa Futures	43	Short	Jul 2026	$(1,421,751)	$(1,561,104)	$(139,353)
Corn Futures	611	Short	Jul 2026	(14,036,682)	(14,503,613)	(466,931)
Dow Jones Industrial Average E-Mini Index Futures	43	Short	Jun 2026	(10,640,990)	(10,714,525)	(73,535)
Euro SCHATZ Futures	1,290	Short	Jun 2026	(160,403,107)	(160,106,920)	296,187
Euro-Bund Futures	564	Short	Jun 2026	(82,992,228)	(82,980,893)	11,335
Hard Red Winter Wheat Futures	92	Short	Jul 2026	(2,683,293)	(3,190,100)	(506,807)
Long Gilt Futures	447	Short	Jun 2026	(54,407,071)	(52,668,740)	1,738,331
Natural Gas Futures	214	Short	May 2026	(5,905,287)	(5,921,380)	(16,093)
Primary Aluminum Futures	6	Short	Jun 2026	(524,079)	(526,188)	(2,109)
Russell 2000 E-Mini Index Futures	232	Short	Jun 2026	(29,749,507)	(32,570,480)	(2,820,973)
S&P/TSX 60 Index Futures	77	Short	Jun 2026	(22,486,476)	(22,495,439)	(8,963)
Sugar No. 11 (World) Futures	154	Short	Jul 2026	(2,433,106)	(2,519,933)	(86,827)
U.S. Dollar Index Futures	6	Short	Jun 2026	(602,005)	(587,514)	14,491
Wheat Futures	449	Short	Jul 2026	(13,447,505)	(14,295,038)	(847,533)
						$32,696,730
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	107,458,000	USD	76,783,051	BOA	6/17/2026	$515,935	—
BRL	1,373,000	USD	272,042	BOA	5/5/2026	5,157	—
CAD	70,163,000	USD	51,185,513	BOA	6/17/2026	566,085	—
CHF	42,864,000	USD	54,929,043	BOA	6/17/2026	199,552	—
CLP	5,617,730,000	USD	6,136,260	BOA	6/17/2026	107,291	—
CZK	311,601,000	USD	14,851,086	BOA	6/17/2026	154,947	—
EUR	45,405,000	USD	52,658,121	BOA	6/17/2026	743,006	—
GBP	85,523,000	USD	115,157,300	BOA	6/17/2026	1,208,124	—
HUF	3,727,973,000	USD	11,180,356	BOA	6/17/2026	801,882	—
IDR	24,811,150,000	USD	1,447,249	BOA	6/17/2026	—	$(16,142)
ILS	85,666,000	USD	27,939,323	BOA	6/17/2026	1,129,375	—
INR	862,117,000	USD	9,271,032	BOA	6/17/2026	—	(236,763)
JPY	3,770,795,000	USD	23,754,648	BOA	6/17/2026	423,783	—
KRW	15,523,519,000	USD	10,567,239	BOA	6/17/2026	—	(17,549)
MXN	777,959,000	USD	43,818,082	BOA	6/17/2026	547,773	—
NOK	113,072,000	USD	11,783,166	BOA	6/17/2026	415,107	—
NZD	42,565,000	USD	24,652,381	BOA	6/17/2026	531,096	—
PLN	4,363,000	USD	1,196,789	BOA	6/17/2026	6,761	—
SEK	12,212,000	USD	1,306,751	BOA	6/17/2026	19,087	—
SGD	1,662,000	USD	1,304,865	BOA	6/17/2026	5,109	—
THB	315,436,000	USD	9,736,840	BOA	6/17/2026	—	(24,424)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED MACRO FUND	4

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
TWD	451,711,000	USD	14,180,157	BOA	6/17/2026	$93,869	—
USD	64,027,419	AUD	91,429,000	BOA	6/17/2026	—	$(1,741,244)
USD	7,125,271	BRL	37,410,000	BOA	5/5/2026	—	(427,549)
USD	7,022,163	BRL	35,410,000	BOA	6/2/2026	—	(73,656)
USD	70,655,635	CAD	96,881,000	BOA	6/17/2026	—	(802,920)
USD	23,295,382	CHF	18,164,000	BOA	6/17/2026	—	(65,849)
USD	2,589,733	CLP	2,323,565,000	BOA	6/17/2026	7,320	—
USD	1,263,712	CZK	26,370,000	BOA	6/17/2026	—	(6,210)
USD	150,070,363	EUR	128,364,000	BOA	6/17/2026	—	(899,406)
USD	73,314,240	GBP	54,979,000	BOA	6/17/2026	—	(1,492,007)
USD	16,039,953	HUF	5,351,950,000	BOA	6/17/2026	—	(1,161,979)
USD	5,269,854	IDR	89,567,790,000	BOA	6/17/2026	103,584	—
USD	33,692,312	ILS	105,130,000	BOA	6/17/2026	—	(1,981,027)
USD	2,590,466	INR	245,546,000	BOA	6/17/2026	17,348	—
USD	212,017,227	JPY	33,445,583,000	BOA	6/17/2026	—	(2,436,687)
USD	1,453,118	KRW	2,168,923,000	BOA	6/17/2026	—	(20,869)
USD	775,282	MXN	13,893,000	BOA	6/17/2026	—	(17,015)
USD	1,800,165	NOK	17,265,000	BOA	6/17/2026	—	(62,394)
USD	30,086,743	NZD	50,845,000	BOA	6/17/2026	4,425	—
USD	13,930,058	PLN	50,977,000	BOA	6/17/2026	—	(132,144)
USD	4,183,429	SEK	38,544,000	BOA	6/17/2026	—	(1,234)
USD	12,993,605	SGD	16,423,000	BOA	6/17/2026	49,138	—
USD	6,751,009	THB	213,800,000	BOA	6/17/2026	168,011	—
USD	3,427,727	TWD	108,737,000	BOA	6/17/2026	—	(8,352)
USD	1,070,217	ZAR	17,718,000	BOA	6/17/2026	10,191	—
ZAR	72,967,000	USD	4,394,622	BOA	6/17/2026	—	(29,181)
						$7,833,956	$(11,654,601)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
5	JOHN HANCOCK DIVERSIFIED MACRO FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BOA	Bank of America, N.A.
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $617,924,949. Net unrealized appreciation aggregated to $22,479,540, of which $26,301,130 related to gross unrealized appreciation and $3,821,590 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED MACRO FUND	6

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $611,527,565)	$611,528,404
Unrealized appreciation on forward foreign currency contracts	7,833,956
Receivable for futures variation margin	1,075,987
Cash	246,345,593
Collateral held at broker for futures contracts	61,728,728
Collateral segregated at custodian for OTC derivative contracts	6,819,710
Interest receivable	329,523
Receivable for fund shares sold	1,024,756
Other assets	99,959
Total assets	936,786,616
Liabilities
Unrealized depreciation on forward foreign currency contracts	11,654,601
Payable for fund shares repurchased	9,262,137
Payable to affiliates
Accounting and legal services fees	51,085
Transfer agent fees	50,270
Trustees’ fees	4,371
Other liabilities and accrued expenses	91,977
Total liabilities	21,114,441
Net assets	$915,672,175
Net assets consist of
Paid-in capital	$972,896,060
Total distributable earnings (loss)	(57,223,885)
Net assets	$915,672,175

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($13,333,811 ÷ 1,478,493 shares)[1]	$9.02
Class C ($916,290 ÷ 103,551 shares)[1]	$8.85
Class I ($563,866,927 ÷ 62,385,552 shares)	$9.04
Class R6 ($44,459,547 ÷ 4,894,503 shares)	$9.08
Class NAV ($293,095,600 ÷ 32,416,788 shares)	$9.04
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.49

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Interest	$14,303,294
Expenses
Investment management fees	5,611,811
Distribution and service fees	22,087
Accounting and legal services fees	89,325
Transfer agent fees	318,605
Trustees’ fees	14,399
Custodian fees	93,693
State registration fees	50,849
Printing and postage	47,741
Professional fees	75,840
Other	23,232
Total expenses	6,347,582
Less expense reductions	(43,028)
Net expenses	6,304,554
Net investment income	7,998,740
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(783,700)
Futures contracts	23,941,229
Forward foreign currency contracts	6,989,328
30,146,857
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(339,592)
Futures contracts	19,923,231
Forward foreign currency contracts	(7,044,163)
12,539,476
Net realized and unrealized gain	42,686,333
Increase in net assets from operations	$50,685,073
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	8

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$7,998,740	$31,886,063
Net realized gain (loss)	30,146,857	(86,915,463)
Change in net unrealized appreciation (depreciation)	12,539,476	14,667,451
Increase (decrease) in net assets resulting from operations	50,685,073	(40,361,949)
Distributions to shareholders
From earnings
Class A	(5,943)	(24,699)
Class I	(1,745,737)	(4,870,285)
Class R6	(155,950)	(1,188,017)
Class NAV	(1,565,508)	(1,937,720)
Total distributions	(3,473,138)	(8,020,721)
From fund share transactions	(229,485,908)	(711,299,567)
Total decrease	(182,273,973)	(759,682,237)
Net assets
Beginning of period	1,097,946,148	1,857,628,385
End of period	$915,672,175	$1,097,946,148
9	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS A SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$8.53	$8.82	$9.62	$10.68	$9.36	$9.31
Net investment income (loss)[2]	0.06	0.16	0.27	0.24	(0.06)	(0.16)
Net realized and unrealized gain (loss) on investments	0.43	(0.43)	(0.74)	(0.32)	1.66	0.38
Total from investment operations	0.49	(0.27)	(0.47)	(0.08)	1.60	0.22
Less distributions
From net investment income	—[3]	(0.02)	(0.12)	(0.98)	(0.28)	(0.17)
From net realized gain	—	—	(0.21)	—	—	—
Total distributions	—	(0.02)	(0.33)	(0.98)	(0.28)	(0.17)
Net asset value, end of period	$9.02	$8.53	$8.82	$9.62	$10.68	$9.36
Total return (%)[4,5]	5.79[6]	(3.12)	(4.95)	(0.11)	17.74	2.41
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$15	$14	$174	$13	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.64[8]	1.62	1.62	1.65	1.65	1.67
Expenses including reductions	1.63[8]	1.61	1.61	1.64	1.64	1.66
Net investment income (loss)	1.42[8]	1.86	2.81	2.60	(0.60)	(1.66)
Portfolio turnover (%)	0[9]	0[9]	0[9]	0[9]	0[9]	0[9]

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	10

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS C SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$8.40	$8.73	$9.52	$10.58	$9.27	$9.22
Net investment income (loss)[2]	0.03	0.10	0.19	0.08	(0.13)	(0.22)
Net realized and unrealized gain (loss) on investments	0.42	(0.43)	(0.72)	(0.23)	1.65	0.37
Total from investment operations	0.45	(0.33)	(0.53)	(0.15)	1.52	0.15
Less distributions
From net investment income	—	—	(0.05)	(0.91)	(0.21)	(0.10)
From net realized gain	—	—	(0.21)	—	—	—
Total distributions	—	—	(0.26)	(0.91)	(0.21)	(0.10)
Net asset value, end of period	$8.85	$8.40	$8.73	$9.52	$10.58	$9.27
Total return (%)[3,4]	5.36[5]	(3.78)	(5.64)	(0.94)	16.87	1.67
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$1	$3	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.39[7]	2.37	2.36	2.40	2.40	2.42
Expenses including reductions	2.38[7]	2.36	2.36	2.39	2.39	2.41
Net investment income (loss)	0.67[7]	1.11	2.03	0.81	(1.24)	(2.41)
Portfolio turnover (%)	0[8]	0[8]	0[8]	0[8]	0[8]	0[8]

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
11	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS I SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$8.56	$8.85	$9.66	$10.72	$9.39	$9.35
Net investment income (loss)[2]	0.07	0.19	0.29	0.22	(0.04)	(0.13)
Net realized and unrealized gain (loss) on investments	0.44	(0.44)	(0.75)	(0.27)	1.68	0.37
Total from investment operations	0.51	(0.25)	(0.46)	(0.05)	1.64	0.24
Less distributions
From net investment income	(0.03)	(0.04)	(0.14)	(1.01)	(0.31)	(0.20)
From net realized gain	—	—	(0.21)	—	—	—
Total distributions	(0.03)	(0.04)	(0.35)	(1.01)	(0.31)	(0.20)
Net asset value, end of period	$9.04	$8.56	$8.85	$9.66	$10.72	$9.39
Total return (%)[3]	5.93[4]	(2.86)	(4.79)	0.17	18.08	2.59
Ratios and supplemental data
Net assets, end of period (in millions)	$564	$667	$1,245	$749	$343	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39[5]	1.37	1.37	1.40	1.40	1.42
Expenses including reductions	1.38[5]	1.36	1.36	1.39	1.39	1.41
Net investment income (loss)	1.67[5]	2.11	3.01	2.33	(0.42)	(1.41)
Portfolio turnover (%)	0[6]	0[6]	0[6]	0[6]	0[6]	0[6]

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	12

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS R6 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$8.61	$8.87	$9.67	$10.74	$9.41	$9.36
Net investment income (loss)[2]	0.08	0.20	0.30	0.21	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	0.43	(0.41)	(0.74)	(0.26)	1.72	0.37
Total from investment operations	0.51	(0.21)	(0.44)	(0.05)	1.65	0.25
Less distributions
From net investment income	(0.04)	(0.05)	(0.15)	(1.02)	(0.32)	(0.20)
From net realized gain	—	—	(0.21)	—	—	—
Total distributions	(0.04)	(0.05)	(0.36)	(1.02)	(0.32)	(0.20)
Net asset value, end of period	$9.08	$8.61	$8.87	$9.67	$10.74	$9.41
Total return (%)[3]	5.92[4]	(2.40)	(4.57)	0.20	18.18	2.77
Ratios and supplemental data
Net assets, end of period (in millions)	$44	$37	$253	$255	$207	$169
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[5]	1.26	1.25	1.29	1.29	1.31
Expenses including reductions	1.28[5]	1.25	1.25	1.28	1.28	1.30
Net investment income (loss)	1.77[5]	2.21	3.14	2.28	(0.72)	(1.30)
Portfolio turnover (%)	0[6]	0[6]	0[6]	0[6]	0[6]	0[6]

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
13	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS NAV SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$8.57	$8.86	$9.66	$10.73	$9.40	$9.36
Net investment income (loss)[2]	0.08	0.19	0.29	0.21	(0.08)	(0.12)
Net realized and unrealized gain (loss) on investments	0.43	(0.43)	(0.73)	(0.26)	1.73	0.37
Total from investment operations	0.51	(0.24)	(0.44)	(0.05)	1.65	0.25
Less distributions
From net investment income	(0.04)	(0.05)	(0.15)	(1.02)	(0.32)	(0.21)
From net realized gain	—	—	(0.21)	—	—	—
Total distributions	(0.04)	(0.05)	(0.36)	(1.02)	(0.32)	(0.21)
Net asset value, end of period	$9.04	$8.57	$8.86	$9.66	$10.73	$9.40
Total return (%)[3]	5.94[4]	(2.74)	(4.67)	0.30	18.21	2.69
Ratios and supplemental data
Net assets, end of period (in millions)	$293	$377	$343	$195	$193	$305
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[5]	1.26	1.25	1.28	1.28	1.30
Expenses including reductions	1.27[5]	1.25	1.24	1.27	1.27	1.29
Net investment income (loss)	1.79[5]	2.22	3.12	2.26	(0.81)	(1.29)
Portfolio turnover (%)	0[6]	0[6]	0[6]	0[6]	0[6]	0[6]

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	14

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock Diversified Macro Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P. (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of April 30, 2026, the net assets of the subsidiary were $110,610,668 representing 12.1% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker
15	JOHN HANCOCK Diversified Macro Fund |

supplied prices. Futures contracts are typically valued based on the settlement price.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Short-term investments	$611,528,404	—	$611,528,404	—
Total investments in securities	$611,528,404	—	$611,528,404	—
Derivatives:
Assets
Futures	$43,807,323	$43,807,323	—	—
Forward foreign currency contracts	7,833,956	—	$7,833,956	—
Liabilities
Futures	(11,110,593)	(11,110,593)	—	—
Forward foreign currency contracts	(11,654,601)	—	(11,654,601)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
| JOHN HANCOCK Diversified Macro Fund	16

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Consolidated statement of operations. For the six months ended April 30, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2026 were $2,846.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2025, the fund has a short-term capital loss carryforward of $25,891,128 and a long-term capital loss carryforward of $79,668,037 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
17	JOHN HANCOCK Diversified Macro Fund |

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to controlled foreign corporation, foreign currency transactions, and derivative transactions.
The subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. Therefore, the fund is required to increase its taxable income by its share of the subsidiary’s net taxable income. Net income and realized gains from investments held by the subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the subsidiary in any taxable year, the loss will generally not be available to offset the fund’s ordinary income and/or capital gains for that year.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. Due to the fund’s use of derivative instruments, a significant portion of the fund’s assets may be invested directly or indirectly in money market instruments and cash and cash equivalents for use as margin or collateral for these derivative instruments. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities
| JOHN HANCOCK Diversified Macro Fund	18

issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund or the subsidiary is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund or the subsidiary, if any, is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Consolidated statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2026, the fund or the subsidiary used futures contracts to implement its investment strategy. The fund and its subsidiary held futures contracts with USD notional values ranging from $2.8 billion to $5.2 billion, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2026, the fund used forward foreign currency contracts to implement its investment strategy. The fund held forward foreign currency contracts with USD notional values ranging from $1.3 billion to $2.8 billion, as measured at each quarter end.
19	JOHN HANCOCK Diversified Macro Fund |

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at April 30, 2026 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$7,508,340	$(5,119,003)
Currency	Receivable/payable for futures variation margin[1]	Futures	14,491	—
Commodity	Receivable/payable for futures variation margin[1]	Futures	16,124,725	(2,359,504)
Equity	Receivable/payable for futures variation margin[1]	Futures	20,159,767	(3,632,086)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	7,833,956	(11,654,601)
			$51,641,279	$(22,765,194)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Consolidated Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Consolidated statement of assets and liabilities.
For financial reporting purposes, the fund and its subsidiary do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$7,833,956	$(11,654,601)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Bank of America, N.A.	$7,833,956	$(11,654,601)	$(3,820,645)	—	$3,820,645	—
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2026:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(34,517,298)	—	$(34,517,298)
Currency	(211,958)	$6,989,328	6,777,370
Commodity	70,386,650	—	70,386,650
Equity	(11,716,165)	—	(11,716,165)
| JOHN HANCOCK Diversified Macro Fund	20

	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Total	$23,941,229	$6,989,328	$30,930,557
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2026:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(2,852,326)	—	$(2,852,326)
Currency	110,440	$(7,044,163)	(6,933,723)
Commodity	5,299,263	—	5,299,263
Equity	17,365,854	—	17,365,854
Total	$19,923,231	$(7,044,163)	$12,879,068
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.200% of the first $1 billion of the fund’s average daily net assets and (b) 1.150% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with the subadvisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor provides investment management and other services to the subsidiary. The Advisor does not receive separate compensation from the subsidiary for providing investment management or administrative services. However, the fund pays the Advisor based on the fund’s net assets, which include the assets of the subsidiary.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
21	JOHN HANCOCK Diversified Macro Fund |

For the six months ended April 30, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$623
Class C	48
Class I	26,083
Class	Expense reduction
Class R6	$1,803
Class NAV	14,471
Total	$43,028

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 1.19% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $806 for the six months ended April 30, 2026. Of this amount, $130 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $676 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2026, CDSCs received by the Distributor amounted to $46 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
| JOHN HANCOCK Diversified Macro Fund	22

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$16,920	$7,393
Class C	5,167	564
Class I	—	309,679
Class R6	—	969
Total	$22,087	$318,605
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	212,237	$1,824,522	1,440,399	$12,879,192
Distributions reinvested	640	5,287	2,516	22,569
Repurchased	(503,639)	(4,278,700)	(1,284,497)	(11,241,120)
Net increase (decrease)	(290,762)	$(2,448,891)	158,418	$1,660,641
Class C shares
Sold	317	$2,680	8,374	$75,217
Repurchased	(34,943)	(293,355)	(49,706)	(428,005)
Net decrease	(34,626)	$(290,675)	(41,332)	$(352,788)
Class I shares
Sold	12,278,586	$105,191,494	45,520,532	$403,197,800
Distributions reinvested	144,957	1,198,796	434,804	3,908,888
Repurchased	(27,993,865)	(238,119,290)	(108,668,730)	(964,244,960)
Net decrease	(15,570,322)	$(131,729,000)	(62,713,394)	$(557,138,272)
Class R6 shares
Sold	593,177	$5,216,996	4,268,762	$39,671,570
Distributions reinvested	18,658	155,050	131,757	1,184,500
Repurchased	(51,837)	(445,045)	(28,653,737)	(248,238,546)
Net increase (decrease)	559,998	$4,927,001	(24,253,218)	$(207,382,476)
23	JOHN HANCOCK Diversified Macro Fund |

	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,915,462	$40,916,153	21,204,521	$190,540,478
Distributions reinvested	189,300	1,565,508	215,782	1,937,720
Repurchased	(16,698,345)	(142,426,004)	(16,162,534)	(140,564,870)
Net increase (decrease)	(11,593,583)	$(99,944,343)	5,257,769	$51,913,328
Total net decrease	(26,929,295)	$(229,485,908)	(81,591,757)	$(711,299,567)
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
There were no purchases and sales of securities, other than short-term investments, for the six months ended April 30, 2026.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2026, funds within the John Hancock group of funds complex held 32.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	13.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	5.2%
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase (decrease) in net assets from operations”, Consolidated statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Diversified Macro Fund	24

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,062,109,607	36,578,964
Christine L. Hurtsellers	1,079,724,072	18,964,498
Kenneth J. Phelan	1,064,140,915	34,547,655
Thomas R. Wright	1,062,654,213	36,034,357

Non-Independent Trustee
Kristie M. Feinberg	1,078,616,210	20,072,360
25	JOHN HANCOCK DIVERSIFIED MACRO FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Macro Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5469391	473SA 4/26
6/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Emerging Markets Equity Fund
International equity
April 30, 2026

John Hancock
Emerging Markets Equity Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
15	Notes to financial statements
24	Shareholder meeting
1	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |

Fund’s investments
AS OF 4-30-26 (unaudited)
	Shares	Value
Common stocks 84.8%		$1,247,985,018
(Cost $826,377,819)
Brazil 4.1%		60,583,846
Banco BTG Pactual SA	2,559,200	30,668,227
TOTVS SA	887,300	5,708,909
Vivara Participacoes SA	2,291,700	11,944,904
WEG SA	1,353,500	12,261,806
China 21.9%		322,136,606
Alibaba Group Holding, Ltd.	2,249,400	37,072,382
Centre Testing International Group Company, Ltd., Class A	11,478,908	27,938,300
Contemporary Amperex Technology Company, Ltd., Class A	592,226	38,015,760
Eastroc Beverage Group Company, Ltd., Class A	368,467	11,000,975
NARI Technology Company, Ltd., Class A	7,798,477	29,722,234
NAURA Technology Group Company, Ltd., Class A	444,770	35,186,825
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	347,158	8,590,366
Sungrow Power Supply Company, Ltd., Class A	1,131,794	23,016,131
Sunny Optical Technology Group Company, Ltd.	2,676,300	22,032,934
Tencent Holdings, Ltd.	1,290,400	78,368,877
Zhejiang China Commodities City Group Company, Ltd., Class A	5,742,902	11,191,822
Greece 2.6%		37,547,773
National Bank of Greece SA	818,119	12,965,747
Piraeus Bank SA (A)	2,596,579	24,582,026
India 10.9%		160,938,988
360 ONE WAM, Ltd.	1,585,946	17,442,410
AU Small Finance Bank, Ltd. (B)	1,229,196	13,169,920
Coforge, Ltd.	420,452	5,353,924
Eternal, Ltd. (A)	4,811,384	12,602,670
ICICI Bank, Ltd.	1,006,710	13,532,961
KEI Industries, Ltd.	694,820	35,887,453
Mahindra & Mahindra, Ltd.	735,582	24,099,365
MakeMyTrip, Ltd. (A)	263,757	12,451,968
Max Healthcare Institute, Ltd.	1,222,077	12,844,512
Radico Khaitan, Ltd.	373,460	13,553,805
Indonesia 1.8%		26,929,288
Bank Mandiri Persero Tbk PT	73,531,400	18,710,164
Sumber Alfaria Trijaya Tbk PT	107,399,400	8,219,124
Luxembourg 0.5%		7,574,652
Globant SA (A)	183,717	7,574,652
Mexico 6.0%		88,617,080
Arca Continental SAB de CV	1,195,400	14,369,983
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	2

	Shares	Value
Mexico (continued)
Coca-Cola Femsa SAB de CV	438,061	$4,437,410
Coca-Cola Femsa SAB de CV, ADR	109,576	11,130,730
Fomento Economico Mexicano SAB de CV	1,337,200	15,794,400
Grupo Financiero Banorte SAB de CV, Series O	2,241,100	24,423,288
Regional SAB de CV	2,198,900	18,461,269
Peru 0.7%		10,143,279
Credicorp, Ltd.	31,290	10,143,279
Russia 0.0%		0
Sberbank of Russia PJSC, ADR (A)(C)	558,398	0
Saudi Arabia 0.6%		8,568,476
Saudi Tadawul Group Holding Company	242,216	8,568,476
Singapore 1.5%		21,231,812
Grab Holdings, Ltd., Class A (A)	3,608,559	13,784,695
Sea, Ltd., ADR (A)	87,737	7,447,117
South Africa 1.2%		17,689,442
FirstRand, Ltd.	3,336,322	17,689,442
South Korea 6.5%		96,070,087
Doosan Fuel Cell Company, Ltd. (A)	366,888	15,353,154
Samsung Biologics Company, Ltd. (A)(B)	11,812	11,777,025
SK Hynix, Inc.	77,307	68,939,908
Taiwan 23.1%		339,780,623
E Ink Holdings, Inc.	1,745,000	7,678,470
Elite Material Company, Ltd.	221,000	32,930,021
eMemory Technology, Inc.	408,000	51,670,258
MediaTek, Inc.	549,000	45,831,406
Taiwan Semiconductor Manufacturing Company, Ltd.	2,905,000	201,670,468
United Arab Emirates 0.5%		7,029,773
Talabat Holding PLC	28,906,453	7,029,773
United Kingdom 1.8%		26,875,176
Anglo American PLC	543,099	26,875,176
Uruguay 1.1%		16,268,117

MercadoLibre, Inc. (A)	9,075	16,268,117
Preferred securities 12.2%		$179,517,464
(Cost $44,345,178)
Brazil 1.7%		25,467,761
Itau Unibanco Holding SA	2,919,918	25,467,761
3	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea 10.5%		$154,049,703
Samsung Electronics Company, Ltd.	1,427,260	154,049,703

	Yield (%)	Shares	Value
Short-term investments 2.4%			$35,477,563
(Cost $35,477,563)
Short-term funds 2.4%			35,477,563
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	3.5057(D)	35,477,563	35,477,563

Total investments (Cost $906,200,560) 99.4%	$1,462,980,045
Other assets and liabilities, net 0.6%	8,779,012
Total net assets 100.0%	$1,471,759,057

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 4-30-26.
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $916,569,783. Net unrealized appreciation aggregated to $546,410,262, of which $621,387,144 related to gross unrealized appreciation and $74,976,882 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 4-30-26:
Information technology	43.4%
Financials	16.0%
Industrials	13.3%
Consumer discretionary	9.5%
Consumer staples	5.4%
Communication services	5.3%
Health care	2.3%
Materials	1.8%
Short-term investments and other	3.0%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $906,200,560)	$1,462,980,045
Foreign currency, at value (Cost $876,954)	879,684
Dividends and interest receivable	1,678,932
Receivable for fund shares sold	139,981
Receivable for investments sold	10,122,390
Other assets	164,379
Total assets	1,475,965,411
Liabilities
Foreign capital gains tax payable	3,531,276
Payable for fund shares repurchased	412,471
Payable to affiliates
Accounting and legal services fees	71,668
Transfer agent fees	4,007
Distribution and service fees	35
Trustees’ fees	2,624
Other liabilities and accrued expenses	184,273
Total liabilities	4,206,354
Net assets	$1,471,759,057
Net assets consist of
Paid-in capital	$1,204,616,138
Total distributable earnings (loss)	267,142,919
Net assets	$1,471,759,057

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($28,483,444 ÷ 2,220,079 shares)[1]	$12.83
Class C ($493,861 ÷ 40,044 shares)[1]	$12.33
Class I ($17,113,838 ÷ 1,329,485 shares)	$12.87
Class R2 ($166,541 ÷ 12,974 shares)	$12.84
Class R4 ($19,619 ÷ 1,526 shares)	$12.86
Class R6 ($54,576,412 ÷ 4,238,353 shares)	$12.88
Class NAV ($1,370,905,342 ÷ 106,507,144 shares)	$12.87
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.51

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Dividends	$11,737,061
Interest	4,149
Less foreign taxes withheld	(1,465,046)
Total investment income	10,276,164
Expenses
Investment management fees	6,063,311
Distribution and service fees	40,792
Accounting and legal services fees	122,324
Transfer agent fees	45,949
Trustees’ fees	15,094
Custodian fees	380,176
State registration fees	54,885
Printing and postage	29,784
Professional fees	45,476
Other	36,792
Total expenses	6,834,583
Less expense reductions	(1,016,135)
Net expenses	5,818,448
Net investment income	4,457,716
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	102,234,079[1]
102,234,079
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	88,337,780[2]
88,337,780
Net realized and unrealized gain	190,571,859
Increase in net assets from operations	$195,029,575

[1]	Net of foreign capital gains taxes of $6,291,318.
[2]	Net of $7,464,162 decrease in deferred foreign withholding taxes.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$4,457,716	$10,389,131
Net realized gain	102,234,079	101,724,337
Change in net unrealized appreciation (depreciation)	88,337,780	109,859,425
Increase in net assets resulting from operations	195,029,575	221,972,893
Distributions to shareholders
From earnings
Class A	(428,244)	(29,802)
Class C	(4,950)	—
Class I	(1,563,350)	(175,816)
Class R2	(2,321)	(45)
Class R4	(334)	(56)
Class R6	(1,069,395)	(280,363)
Class NAV	(24,078,903)	(7,027,528)
Total distributions	(27,147,497)	(7,513,610)
From fund share transactions	(14,859,320)	(363,233,852)
Total increase (decrease)	153,022,758	(148,774,569)
Net assets
Beginning of period	1,318,736,299	1,467,510,868
End of period	$1,471,759,057	$1,318,736,299
7	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$11.43	$9.66	$8.23	$7.82	$14.45	$12.99
Net investment income[2]	0.02[3]	0.04	0.06	0.07	0.08	0.06
Net realized and unrealized gain (loss) on investments	1.58	1.74	1.48	0.42	(5.35)	1.96
Total from investment operations	1.60	1.78	1.54	0.49	(5.27)	2.02
Less distributions
From net investment income	(0.20)	(0.01)	(0.11)	(0.08)	—	(0.07)
From net realized gain	—	—	—	—	(1.36)	(0.49)
Total distributions	(0.20)	(0.01)	(0.11)	(0.08)	(1.36)	(0.56)
Net asset value, end of period	$12.83	$11.43	$9.66	$8.23	$7.82	$14.45
Total return (%)[4,5]	14.17[6]	18.47	18.74	6.31	(39.72)	15.37
Ratios and supplemental data
Net assets, end of period (in millions)	$28	$25	$24	$23	$20	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47[7]	1.46	1.47	1.47	1.43	1.40
Expenses including reductions	1.31[7]	1.30	1.31	1.32	1.27	1.24
Net investment income	0.27[3,7]	0.39	0.62	0.78	0.78	0.41
Portfolio turnover (%)	24	33	46	37	27	46

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	8

CLASS C SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$10.96	$9.32	$7.94	$7.54	$14.07	$12.69
Net investment loss[2]	(0.02)[3]	(0.03)	(0.01)	—[4]	—[4]	(0.05)
Net realized and unrealized gain (loss) on investments	1.52	1.67	1.44	0.41	(5.17)	1.92
Total from investment operations	1.50	1.64	1.43	0.41	(5.17)	1.87
Less distributions
From net investment income	(0.13)	—	(0.05)	(0.01)	—	—
From net realized gain	—	—	—	—	(1.36)	(0.49)
Total distributions	(0.13)	—	(0.05)	(0.01)	(1.36)	(0.49)
Net asset value, end of period	$12.33	$10.96	$9.32	$7.94	$7.54	$14.07
Total return (%)[5,6]	13.84[7]	17.60	18.07	5.44	(40.12)	14.56
Ratios and supplemental data
Net assets, end of period (in millions)	$—[8]	$—[8]	$—[8]	$—[8]	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.17[9]	2.16	2.17	2.17	2.13	2.10
Expenses including reductions	2.01[9]	2.00	2.01	2.02	1.97	1.94
Net investment loss	(0.43)[3,9]	(0.34)	(0.09)	(0.02)	(0.04)	(0.36)
Portfolio turnover (%)	24	33	46	37	27	46

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
9	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$11.48	$9.70	$8.27	$7.86	$14.50	$13.03
Net investment income[2]	0.03[3]	0.08	0.08	0.08	0.11	0.08
Net realized and unrealized gain (loss) on investments	1.59	1.74	1.49	0.44	(5.36)	1.98
Total from investment operations	1.62	1.82	1.57	0.52	(5.25)	2.06
Less distributions
From net investment income	(0.23)	(0.04)	(0.14)	(0.11)	(0.03)	(0.10)
From net realized gain	—	—	—	—	(1.36)	(0.49)
Total distributions	(0.23)	(0.04)	(0.14)	(0.11)	(1.39)	(0.59)
Net asset value, end of period	$12.87	$11.48	$9.70	$8.27	$7.86	$14.50
Total return (%)[4]	14.34[5]	18.85	19.15	6.49	(39.50)	15.69
Ratios and supplemental data
Net assets, end of period (in millions)	$17	$81	$42	$105	$268	$67
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[6]	1.16	1.17	1.17	1.13	1.10
Expenses including reductions	1.01[6]	1.00	1.01	1.01	0.97	0.94
Net investment income	0.56[3,6]	0.78	0.83	0.85	1.08	0.51
Portfolio turnover (%)	24	33	46	37	27	46

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	10

CLASS R2 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$11.44	$9.67	$8.25	$7.82	$14.45	$12.98
Net investment income[2]	0.01[3]	0.03	0.07	0.08	0.08	0.06
Net realized and unrealized gain (loss) on investments	1.58	1.74	1.48	0.42	(5.35)	1.97
Total from investment operations	1.59	1.77	1.55	0.50	(5.27)	2.03
Less distributions
From net investment income	(0.19)	—[4]	(0.13)	(0.07)	—	(0.07)
From net realized gain	—	—	—	—	(1.36)	(0.49)
Total distributions	(0.19)	—[4]	(0.13)	(0.07)	(1.36)	(0.56)
Net asset value, end of period	$12.84	$11.44	$9.67	$8.25	$7.82	$14.45
Total return (%)[5]	14.17[6]	18.25	18.89	6.39	(39.76)	15.57
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56[8]	1.56	1.47	1.32	1.47	1.29
Expenses including reductions	1.40[8]	1.40	1.31	1.16	1.31	1.13
Net investment income	0.19[3,8]	0.31	0.78	0.92	0.73	0.42
Portfolio turnover (%)	24	33	46	37	27	46

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
11	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$11.47	$9.69	$8.26	$7.85	$14.48	$13.02
Net investment income[2]	0.03[3]	0.03	0.08	0.09	0.09	0.07
Net realized and unrealized gain (loss) on investments	1.57	1.78	1.48	0.42	(5.34)	1.98
Total from investment operations	1.60	1.81	1.56	0.51	(5.25)	2.05
Less distributions
From net investment income	(0.21)	(0.03)	(0.13)	(0.10)	(0.02)	(0.10)
From net realized gain	—	—	—	—	(1.36)	(0.49)
Total distributions	(0.21)	(0.03)	(0.13)	(0.10)	(1.38)	(0.59)
Net asset value, end of period	$12.86	$11.47	$9.69	$8.26	$7.85	$14.48
Total return (%)[4]	14.22[5]	18.68	19.09	6.41	(39.56)	15.66
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41[7]	1.38	1.33	1.34	1.31	1.27
Expenses including reductions	1.15[7]	1.12	1.08	1.08	1.05	1.02
Net investment income	0.43[3,7]	0.32	0.85	0.98	0.88	0.45
Portfolio turnover (%)	24	33	46	37	27	46

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	12

CLASS R6 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$11.50	$9.71	$8.28	$7.87	$14.52	$13.04
Net investment income[2]	0.04[3]	0.08	0.10	0.11	0.12	0.15
Net realized and unrealized gain (loss) on investments	1.58	1.76	1.48	0.42	(5.37)	1.94
Total from investment operations	1.62	1.84	1.58	0.53	(5.25)	2.09
Less distributions
From net investment income	(0.24)	(0.05)	(0.15)	(0.12)	(0.04)	(0.12)
From net realized gain	—	—	—	—	(1.36)	(0.49)
Total distributions	(0.24)	(0.05)	(0.15)	(0.12)	(1.40)	(0.61)
Net asset value, end of period	$12.88	$11.50	$9.71	$8.28	$7.87	$14.52
Total return (%)[4]	14.34[5]	18.93	19.38	6.60	(39.44)	15.86
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$53	$57	$48	$40	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[6]	1.06	1.06	1.06	1.02	0.99
Expenses including reductions	0.90[6]	0.90	0.90	0.90	0.87	0.84
Net investment income	0.68[3,6]	0.79	1.03	1.19	1.19	0.97
Portfolio turnover (%)	24	33	46	37	27	46

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
13	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$11.49	$9.71	$8.27	$7.86	$14.51	$13.04
Net investment income[2]	0.04[3]	0.08	0.10	0.11	0.12	0.10
Net realized and unrealized gain (loss) on investments	1.58	1.75	1.49	0.42	(5.36)	1.98
Total from investment operations	1.62	1.83	1.59	0.53	(5.24)	2.08
Less distributions
From net investment income	(0.24)	(0.05)	(0.15)	(0.12)	(0.05)	(0.12)
From net realized gain	—	—	—	—	(1.36)	(0.49)
Total distributions	(0.24)	(0.05)	(0.15)	(0.12)	(1.41)	(0.61)
Net asset value, end of period	$12.87	$11.49	$9.71	$8.27	$7.86	$14.51
Total return (%)[4]	14.45[5]	18.95	19.27	6.75	(39.46)	15.79
Ratios and supplemental data
Net assets, end of period (in millions)	$1,371	$1,159	$1,344	$1,283	$1,339	$1,982
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[6]	1.05	1.05	1.06	1.01	0.98
Expenses including reductions	0.90[6]	0.89	0.89	0.90	0.86	0.83
Net investment income	0.72[3,6]	0.79	1.04	1.17	1.16	0.65
Portfolio turnover (%)	24	33	46	37	27	46

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	14

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
15	JOHN HANCOCK Emerging Markets Equity Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$60,583,846	$60,583,846	—	—
China	322,136,606	—	$322,136,606	—
Greece	37,547,773	—	37,547,773	—
India	160,938,988	12,451,968	148,487,020	—
Indonesia	26,929,288	—	26,929,288	—
Luxembourg	7,574,652	7,574,652	—	—
Mexico	88,617,080	88,617,080	—	—
Peru	10,143,279	10,143,279	—	—
Russia	—	—	—	—
Saudi Arabia	8,568,476	—	8,568,476	—
Singapore	21,231,812	21,231,812	—	—
South Africa	17,689,442	—	17,689,442	—
South Korea	96,070,087	—	96,070,087	—
Taiwan	339,780,623	—	339,780,623	—
United Arab Emirates	7,029,773	—	7,029,773	—
United Kingdom	26,875,176	—	26,875,176	—
Uruguay	16,268,117	16,268,117	—	—
Preferred securities
Brazil	25,467,761	25,467,761	—	—
South Korea	154,049,703	—	154,049,703	—
Short-term investments	35,477,563	35,477,563	—	—
Total investments in securities	$1,462,980,045	$277,816,078	$1,185,163,967	—
| JOHN HANCOCK Emerging Markets Equity Fund	16

Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
17	JOHN HANCOCK Emerging Markets Equity Fund |

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2026 were $3,033.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2025, the fund has a short-term capital loss carryforward of $257,540,526 and a long-term capital loss carryforward of $121,971,944 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, foreign capital gain tax and corporate actions.
| JOHN HANCOCK Emerging Markets Equity Fund	18

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $500 million of the fund’s average daily net assets; (b) 1.000% of the next $500 million of the fund’s average daily net assets; (c) 0.950% of the fund’s average daily net assets, if aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the rate applies retroactively to all assets; and (d) 0.900% of the fund’s average daily net assets, if the aggregate net assets exceed $2 billion, the rate applies retroactively to all assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee by an annual rate of 0.15% of the fund’s average daily net assets. This agreement expires on February 28, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$20,266
Class C	352
Class I	43,586
Class R2	116
Class	Expense reduction
Class R4	$15
Class R6	40,713
Class NAV	911,078
Total	$1,016,126

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
19	JOHN HANCOCK Emerging Markets Equity Fund |

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2027, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $9 for Class R4 shares for the six months ended April 30, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,514 for the six months ended April 30, 2026. Of this amount, $934 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $4,580 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2026, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
| JOHN HANCOCK Emerging Markets Equity Fund	20

Class level expenses. Class level expenses for the six months ended April 30, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$38,182	$13,897
Class C	2,212	242
Class I	—	30,537
Class R2	366	4
Class R4	32	—
Class R6	—	1,269
Total	$40,792	$45,949
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$6,806,667	15	4.167%	$(11,817)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	249,400	$2,911,997	387,451	$3,856,879
Distributions reinvested	38,999	426,647	3,088	29,646
Repurchased	(284,681)	(3,288,666)	(682,353)	(6,783,479)
Net increase (decrease)	3,718	$49,978	(291,814)	$(2,896,954)
Class C shares
Sold	1,987	$21,863	9,316	$96,065
Distributions reinvested	470	4,950	—	—
Repurchased	(4,179)	(45,274)	(6,754)	(63,126)
Net increase (decrease)	(1,722)	$(18,461)	2,562	$32,939
21	JOHN HANCOCK Emerging Markets Equity Fund |

	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class I shares
Sold	591,458	$6,900,124	4,230,344	$41,819,010
Distributions reinvested	142,641	1,563,350	18,295	175,816
Repurchased	(6,473,697)	(78,536,104)	(1,460,348)	(14,642,221)
Net increase (decrease)	(5,739,598)	$(70,072,630)	2,788,291	$27,352,605
Class R2 shares
Sold	482	$5,584	1,204	$12,051
Distributions reinvested	212	2,321	5	45
Repurchased	(23)	(255)	(12)	(123)
Net increase	671	$7,650	1,197	$11,973
Class R4 shares
Sold	29	$348	47	$470
Distributions reinvested	31	334	6	56
Repurchased	(107)	(1,352)	(4,411)	(43,592)
Net decrease	(47)	$(670)	(4,358)	$(43,066)
Class R6 shares
Sold	355,298	$4,165,951	616,348	$5,935,828
Distributions reinvested	96,043	1,053,593	28,802	277,079
Repurchased	(802,372)	(9,454,529)	(1,904,041)	(18,738,817)
Net decrease	(351,031)	$(4,234,985)	(1,258,891)	$(12,525,910)
Class NAV shares
Sold	15,261,983	$174,114,498	2,155,596	$20,972,846
Distributions reinvested	2,196,980	24,078,903	731,273	7,027,528
Repurchased	(11,797,502)	(138,783,603)	(40,482,644)	(403,165,813)
Net increase (decrease)	5,661,461	$59,409,798	(37,595,775)	$(375,165,439)
Total net decrease	(426,548)	$(14,859,320)	(36,358,788)	$(363,233,852)
Affiliates of the fund owned 8% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $309,325,475 and $395,101,794, respectively, for the six months ended April 30, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may
| JOHN HANCOCK Emerging Markets Equity Fund	22

make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2026, funds within the John Hancock group of funds complex held 93.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	20.5%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	13.8%
John Hancock Variable Insurance Trust Lifestyle Growth Portfolio	13.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	12.0%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.8%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	6.2%
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
23	JOHN HANCOCK Emerging Markets Equity Fund |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,062,109,607	36,578,964
Christine L. Hurtsellers	1,079,724,072	18,964,498
Kenneth J. Phelan	1,064,140,915	34,547,655
Thomas R. Wright	1,062,654,213	36,034,357

Non-Independent Trustee
Kristie M. Feinberg	1,078,616,210	20,072,360
| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	24

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5469364	456SA 4/26
6/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 12, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	June 12, 2026